UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1: Reports to Shareholders

Vanguard Balanced Index Fund
Semiannual Report

June 30, 2011

> For the six months ended June 30, 2011, Vanguard Balanced Index Fund returned close to 5%.

> The fund’s return was in line with that of its benchmark index, and was a bit higher than the average return for mixed-asset target allocation growth funds.

> The broad U.S. stock market returned about 6% for the period, while the aggregate U.S. bond market was up nearly 3%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	26
Trustees Approve Advisory Arrangement.	28
Glossary.	29

Balanced Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	4.86%
Admiral™ Shares	4.93
Signal® Shares	4.89
Institutional Shares	4.95
Balanced Composite Index	5.03
Mixed-Asset Target Allocation Growth Funds Average	4.55

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$21.38	$22.19	$0.227	$0.000
Admiral Shares	21.38	22.19	0.243	0.000
Signal Shares	21.15	21.94	0.242	0.000
Institutional Shares	21.38	22.19	0.246	0.000

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, Vanguard Balanced Index Fund returned close to 5%, in line with the return of the fund’s performance benchmark, the Balanced Composite Index, and slightly ahead of the average return of similar balanced funds.

The fund’s stock portfolio posted positive results in nine of ten sectors, with health care and energy stocks contributing most significantly. Only the financial sector recorded a loss. The fund’s bond portfolio contributed more modest but solid gains, as fixed income securities of higher quality rallied in the second quarter.

For stock markets, a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced up again at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets, too, as big economies such as China and Brazil grappled with inflationary pressures.

2

Low yields, solid returns in the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling headlines raised doubts about their safety. Toward the end of the period, investors’ worries began to recede and prices rose.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

Health care and energy firms led the fund’s stock performance
The stock portion of Vanguard Balanced Index Fund—making up about 60% of fund assets—is designed to provide investors with exposure to the entire U.S. equity market, including small-, mid-, and large-cap growth and value stocks. Although the fund is more heavily weighted in large-caps, its market-weighted exposure to mid- and small-cap stocks helped boost returns.

On a sector basis, the fund’s stock performance was led by holdings in health care and energy. Health care—the market’s

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

3

top performer for the six months—lagged early on but bounced back as investors looked to the sector for stability amid economic uncertainty. These stocks generally gained across the industry, with pharmaceuticals and health care providers leading the way.

Despite signs of a weakening global economy, crude oil prices remained high, boosting stocks within the energy sector. Oil and gas companies added the most to the fund’s stock returns. Consumer discretionary and industrial stocks also contributed significantly to the stock portfolio’s six-month performance.

As noted earlier, the financial sector—which accounted for about 16% of the fund’s stock holdings, on average—ended the period in negative territory. Battered investment and commercial banks weighed heaviest on performance as they continued to cope with bad loans left over from the deep recession and sluggish demand for new loans.

Bonds gained favor as anxieties increased
The Balanced Index Fund’s fixed income portion—constituting about 40% of assets—successfully tracked the performance of the U.S. broad taxable bond market for the six months. During the first three months, investors appeared comfortable with risk as the global economy expanded and the U.S. economy continued its slow but steady recovery. As stocks surged, bond investors favored corporate issues over higher-credit-quality

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.26%	0.12%	0.12%	0.08%	1.04%

The fund expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the fund’s annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

Treasuries and other U.S. government-related debt. In fact, falling demand for U.S. government debt—which makes up about 70% of the fund’s bond holdings—produced negative returns for this segment.

Then market sentiment shifted. From April through June, investors turned away from risk as markets wrestled with the potential impact of a variety of events, including an apparent slowdown in the United States and the sovereign-debt drama in Europe. Heightened risk sensitivity bolstered demand for investment-grade corporate bonds as well as for Treasuries and government-related bonds. This helped push the bond portfolio of the Balanced Index Fund into solidly positive territory.

Overall, the fund closely tracked its target composite index, a credit to the skill of the fund’s advisors, Vanguard Quantitative Equity Group and Fixed Income Group. The fund’s low expense ratio is also an important factor in the tracking effort.

Focus on your goals rather than the markets’ swings
The stock and bond markets turned in solid results for the six months just ended. But the financial markets are unpredictable, and nobody knows what the next six months will bring. Good or bad, there will always be unexpected news that drives returns up or down.

At Vanguard, we believe that the best way to deal with this uncertainty is to ignore short-term volatility and, instead, focus on the long term. We urge investors to create an investment plan that includes a mix of stock, bond, and money market funds that is appropriate for their goals and risk tolerance—and to stick with that plan regardless of market conditions.

By offering broad, low-cost exposure to all segments of the U.S. stock and bond markets, Vanguard Balanced Index Fund can serve as a cornerstone in your long-term investment plan.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2011

5

Balanced Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%
30-Day SEC Yield	1.96%	2.10%	2.10%	2.11%

Equity Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,144	3,377
Median Market Cap	$30.4B	$31.0B
Price/Earnings Ratio	17.0x	17.0x
Price/Book Ratio	2.2x	2.2x
Return on Equity	18.9%	18.7%
Earnings Growth Rate	5.6%	5.6%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	61%	—
Short-Term Reserves	2.8%	—

Fixed Income Characteristics
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	3,447	7,979
Yield to Maturity
(before expenses)	2.7%	2.8%
Average Coupon	4.2%	4.2%
Average Duration	5.2 years	5.2 years
Average Effective
Maturity	7.4 years	7.4 years

Total Fund Volatility Measures
	Balanced
	Composite	MSCI US Broad
	Index	Market Index
R-Squared	1.00	0.99
Beta	1.00	0.62

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.7%
Apple Inc.	Computer
	Hardware	2.1
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.4
General Electric Co.	Industrial
	Conglomerates	1.3
Microsoft Corp.	Systems Software	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Procter & Gamble Co.	Household
	Products	1.2
Pfizer Inc.	Pharmaceuticals	1.1
Top Ten		14.9%
Top Ten as % of Total Net Assets		8.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares.

6

Balanced Index Fund

Fund Asset Allocation

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer
Discretionary	11.6%	11.6%
Consumer Staples	9.2	9.2
Energy	11.7	11.7
Financials	15.5	15.6
Health Care	11.7	11.7
Industrials	11.7	11.6
Information
Technology	18.0	18.0
Materials	4.4	4.4
Telecommunication
Services	2.8	2.8
Utilities	3.4	3.4

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	3.1%
Finance	7.5
Foreign	4.6
Government Mortgage-Backed	28.0
Industrial	10.7
Treasury/Agency	42.8
Utilities	2.3
Other	1.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	69.8%
Aaa	5.9
Aa	5.0
A	10.2
Baa	9.1

For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

7

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	11/9/1992	20.27%	5.13%	2.94%	1.85%	4.79%
Admiral Shares	11/13/2000	20.44	5.24	3.04	1.85	4.89
Signal Shares	9/1/2006	20.44	—	3.10[1]	1.71[1]	4.81[1]
Institutional Shares	12/1/2000	20.48	5.28	3.08	1.85	4.93
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

8

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	465,927	39,287	0.3%
* Amazon.com Inc.	161,161	32,956	0.3%
Walt Disney Co.	805,810	31,459	0.3%
Consumer Discretionary—Other †		672,639	6.0%
		776,341	6.9%
Consumer Staples
Procter & Gamble Co.	1,250,447	79,491	0.7%
Coca-Cola Co.	922,035	62,044	0.6%
Philip Morris International Inc.	802,541	53,586	0.5%
PepsiCo Inc.	708,372	49,891	0.4%
Wal-Mart Stores Inc.	874,793	46,487	0.4%
Consumer Staples—Other †		322,215	2.9%
		613,714	5.5%
Energy
Exxon Mobil Corp.	2,213,861	180,164	1.6%
Chevron Corp.	896,285	92,174	0.8%
Schlumberger Ltd.	607,747	52,509	0.5%
ConocoPhillips	606,531	45,605	0.4%
Occidental Petroleum Corp.	362,906	37,757	0.3%
Energy—Other †		374,082	3.4%
		782,291	7.0%
Financials
JPMorgan Chase & Co.	1,777,858	72,786	0.7%
Wells Fargo & Co.	2,234,353	62,696	0.6%
Citigroup Inc.	1,296,791	53,998	0.5%
Bank of America Corp.	4,517,006	49,506	0.4%
Financials—Other †		795,997	7.1%
		1,034,983	9.3%

9

Balanced Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,221,202	81,234	0.7%
Pfizer Inc.	3,569,513	73,532	0.7%
Merck & Co. Inc.	1,376,553	48,579	0.4%
Abbott Laboratories	691,080	36,365	0.3%
Health Care—Other †		540,692	4.9%
		780,402	7.0%
Industrials
General Electric Co.	4,740,723	89,410	0.8%
United Technologies Corp.	390,956	34,604	0.3%
Industrials—Other †		654,552	5.9%
		778,566	7.0%
Information Technology
* Apple Inc.	411,310	138,064	1.2%
International Business Machines Corp.	544,556	93,419	0.8%
Microsoft Corp.	3,376,198	87,781	0.8%
Oracle Corp.	1,804,607	59,390	0.5%
* Google Inc. Class A	112,017	56,723	0.5%
Intel Corp.	2,450,320	54,299	0.5%
Qualcomm Inc.	734,065	41,688	0.4%
Cisco Systems Inc.	2,467,125	38,512	0.4%
Hewlett-Packard Co.	971,100	35,348	0.3%
Information Technology—Other †		601,076	5.4%
		1,206,300	10.8%

Materials †		294,556	2.6%

Telecommunication Services
AT&T Inc.	2,639,238	82,899	0.8%
Verizon Communications Inc.	1,250,242	46,547	0.4%
Telecommunication Services—Other †		56,762	0.5%
		186,208	1.7%

Utilities †		229,660	2.0%
Total Common Stocks (Cost $4,400,246)		6,683,021	59.8%[1]

10

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.250%	2/15/14	61,500	62,384	0.6%
	United States Treasury Note/Bond	3.125%	4/30/17	58,600	61,924	0.6%
	United States Treasury Note/Bond	1.375%	1/15/13	52,750	53,550	0.5%
	United States Treasury Note/Bond	1.375%	5/15/13	47,675	48,502	0.4%
	United States Treasury Note/Bond	3.375%	11/15/19	46,472	48,411	0.4%
	United States Treasury Note/Bond	3.625%	8/15/19	41,050	43,706	0.4%
	United States Treasury Note/Bond	0.750%	5/31/12	37,300	37,481	0.3%
	United States Treasury Note/Bond	2.500%	6/30/17	35,550	36,211	0.3%
	United States Treasury Note/Bond	1.000%	5/15/14	35,480	35,707	0.3%
	United States Treasury Note/Bond	3.250%	3/31/17	31,150	33,165	0.3%
	United States Treasury Note/Bond	3.000%	8/31/16	30,525	32,304	0.3%
	United States Treasury Note/Bond	6.250%	8/15/23	25,150	31,882	0.3%
	United States Treasury Note/Bond	0.625%	7/31/12	30,975	31,101	0.3%
	United States Treasury
	Note/Bond	0.375%–11.250%	12/31/11–2/15/41	975,335	1,038,880	9.3%
					1,595,208	14.3%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.375%–6.750%	7/15/12–9/15/29	82,335	87,524	0.8%
2	Federal National
	Mortgage Assn.	0.375%–7.250%	7/30/12–7/15/37	79,925	85,008	0.7%
3	General Electric
	Capital Corp.	2.125%–2.625% 12/21/12–12/28/12		1,500	1,542	0.0%
	Agency Bonds and Notes—Other †				74,026	0.7%
					248,100	2.2%
Conventional Mortgage-Backed Securities
[2,4]	Fannie Mae Pool	4.500%	7/1/41	31,470	32,562	0.3%
‡,2,4 Fannie Mae Pool		3.500%–10.500%	7/1/11–7/1/41	496,819	528,563	4.7%
‡,2,4 Freddie Mac Gold Pool		4.500%	7/1/41	35,475	36,650	0.3%
‡,2,4 Freddie Mac Gold Pool		3.500%–10.000%	8/1/11–7/1/41	319,492	340,576	3.1%
[2,4]	Freddie Mac Non
	Gold Pool	8.500%	12/1/16	1	1	0.0%
‡,4	Ginnie Mae I Pool	3.500%–10.000%	12/15/11–7/1/41	146,556	157,541	1.4%
4	Ginnie Mae II Pool	4.500%	7/1/41	47,125	49,569	0.5%
‡,4	Ginnie Mae II Pool	4.000%–7.000%	3/20/26–7/1/41	85,085	91,674	0.8%
					1,237,136	11.1%
Nonconventional Mortgage-Backed Securities
[2,4]	Fannie Mae Pool	2.318%–6.260%	11/1/33–4/1/41	21,147	22,138	0.2%
[2,4]	Freddie Mac 7/1 ARM	5.551%	1/1/38	455	488	0.0%
[2,4]	Freddie Mac Non
	Gold Pool	2.477%–6.398%	11/1/34–3/1/41	18,195	19,080	0.2%
4	Ginnie Mae II Pool	2.500%–5.000%	10/20/38–6/20/41	4,455	4,550	0.0%
					46,256	0.4%
Total U.S. Government and Agency Obligations (Cost $3,031,566)					3,126,700	28.0%

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
Asset-Backed/Commercial Mortgage-Backed Securities
[4,5]	GE Capital Commercial
	Mortgage Corp.	4.996%–5.543%	12/10/37–12/10/49	2,547	2,681	0.0%
6	Asset-Backed/
	Commercial Mortgage-Backed
	Securities—Other †				136,017	1.2%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $124,401)					138,698	1.2%
Corporate Bonds
Finance
6	Banking †				220,488	2.0%
	Brokerage †				7,738	0.1%
	Finance Companies
4	General Electric
	Capital Corp.	2.100%–6.875%	8/13/12–11/15/67	24,325	25,946	0.2%
6	Finance Companies—Other †				9,041	0.1%
6	Insurance †				52,208	0.5%
	Other Finance †				2,269	0.0%
	Real Estate Investment Trusts †				15,358	0.1%
					333,048	3.0%
Industrial
6	Basic Industry †				47,093	0.4%
	Capital Goods
	General Electric Co.	5.000%–5.250%	2/1/13–12/6/17	3,250	3,537	0.0%
6	Capital Goods—Other †				38,071	0.4%
6	Communication †				96,775	0.9%
	Consumer Cyclical †				49,984	0.4%
6	Consumer Noncyclical †				116,115	1.0%
	Energy
	XTO Energy Inc.	5.750%–6.750%	12/15/13–8/1/37	1,600	1,872	0.0%
6	Energy—Other †				59,634	0.6%
	Other Industrial †				860	0.0%
6	Technology †				40,444	0.4%
	Transportation †				18,239	0.2%
					472,624	4.3%
Utilities
6	Electric †				71,129	0.6%
6	Natural Gas †				32,021	0.3%
	Other Utility †				677	0.0%
					103,827	0.9%
Total Corporate Bonds (Cost $859,817)					909,499	8.2%
[6]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $195,859) †					205,349	1.8%
Taxable Municipal Bonds (Cost $40,764) †					42,347	0.4%

12

Balanced Index Fund

				Market	Percentage
		Maturity		Value	of Net
	Coupon	Date	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[7,8] Vanguard Market Liquidity Fund	0.140%		363,119,779	363,120	3.3%

			Face
			Amount
			($000)
U.S. Government and Agency Obligations
[2,9] Fannie Mae Discount Notes	0.085%	8/24/11	2,000	1,999	0.0%
[2,9] Freddie Mac Discount Notes	0.100%	8/22/11–8/29/11	2,000	2,000	0.0%
				3,999	0.0%
Total Temporary Cash Investments (Cost $367,119)				367,119	3.3%[1]
[10]Total Investments (Cost $9,019,772)				11,472,733	102.7%
Other Assets and Liabilities
Other Assets				95,012	0.9%
Liabilities[7]				(399,813)	(3.6%)
				(304,801)	(2.7%)
Net Assets				11,167,932	100.0%

13

Balanced Index Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	9,026,100
Overdistributed Net Investment Income	(14,645)
Accumulated Net Realized Losses	(297,549)
Unrealized Appreciation (Depreciation)
Investment Securities	2,452,961
Futures Contracts	1,065
Net Assets	11,167,932

Investor Shares—Net Assets
Applicable to 99,528,103 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,208,038
Net Asset Value Per Share—Investor Shares	$22.19

Admiral Shares—Net Assets
Applicable to 188,608,601 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,184,349
Net Asset Value Per Share—Admiral Shares	$22.19

Signal Shares—Net Assets
Applicable to 42,570,308 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	934,191
Net Asset Value Per Share—Signal Shares	$21.94

Institutional Shares—Net Assets
Applicable to 173,147,751 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,841,354
Net Asset Value Per Share—Institutional Shares	$22.19

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
‡ Includes securities purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of June 30, 2011.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.1% and 3.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $26,681,000, representing 0.2% of net assets.
7 Includes $6,251,000 of collateral received for securities on loan.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9 Securities with a value of $3,999,000 have been segregated as initial margin for open futures contracts.
10 The total value of securities on loan is $6,004,000.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	57,375
Interest[1]	71,864
Security Lending	462
Total Income	129,701
Expenses
The Vanguard Group—Note B
Investment Advisory Services	471
Management and Administrative—Investor Shares	2,307
Management and Administrative—Admiral Shares	1,520
Management and Administrative—Signal Shares	236
Management and Administrative—Institutional Shares	762
Marketing and Distribution—Investor Shares	401
Marketing and Distribution—Admiral Shares	338
Marketing and Distribution—Signal Shares	106
Marketing and Distribution—Institutional Shares	480
Custodian Fees	118
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	36
Shareholders’ Reports—Signal Shares	12
Shareholders’ Reports—Institutional Shares	18
Trustees’ Fees and Expenses	6
Total Expenses	6,824
Net Investment Income	122,877
Realized Net Gain (Loss)
Investment Securities Sold	4,535
Futures Contracts	1,117
Realized Net Gain (Loss)	5,652
Change in Unrealized Appreciation (Depreciation)
Investment Securities	381,996
Futures Contracts	609
Change in Unrealized Appreciation (Depreciation)	382,605
Net Increase (Decrease) in Net Assets Resulting from Operations	511,134
1 Interest income from an affiliated company of the fund was $274,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,877	232,841
Realized Net Gain (Loss)	5,652	217,885
Change in Unrealized Appreciation (Depreciation)	382,605	724,451
Net Increase (Decrease) in Net Assets Resulting from Operations	511,134	1,175,177
Distributions
Net Investment Income
Investor Shares	(23,472)	(76,859)
Admiral Shares	(45,337)	(61,136)
Signal Shares	(9,279)	(16,766)
Institutional Shares	(41,735)	(79,436)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(119,823)	(234,197)
Capital Share Transactions
Investor Shares	(186,446)	(1,456,078)
Admiral Shares	197,291	1,756,461
Signal Shares	282,959	(313,202)
Institutional Shares	264,185	271,640
Net Increase (Decrease) from Capital Share Transactions	557,989	258,821
Total Increase (Decrease)	949,300	1,199,801
Net Assets
Beginning of Period	10,218,632	9,018,831
End of Period[1]	11,167,932	10,218,632
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($14,645,000) and ($17,699,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.38	$19.35	$16.59	$22.01	$21.36	$19.81
Investment Operations
Net Investment Income	.235	.477	.507	.615	.660	.600
Net Realized and Unrealized Gain (Loss)
on Investments	.802	2.032	2.767	(5.432)	.650	1.550
Total from Investment Operations	1.037	2.509	3.274	(4.817)	1.310	2.150
Distributions
Dividends from Net Investment Income	(.227)	(.479)	(.514)	(.603)	(.660)	(.600)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.227)	(.479)	(.514)	(.603)	(.660)	(.600)
Net Asset Value, End of Period	$22.19	$21.38	$19.35	$16.59	$22.01	$21.36

Total Return[1]	4.86%	13.13%	20.05%	-22.21%	6.16%	11.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,208	$2,306	$3,431	$2,731	$3,717	$3,926
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.25%	0.20%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.16%	2.38%	2.91%	3.11%	2.99%	2.93%
Portfolio Turnover Rate	61%[2]	49%[2]	55%	50%	26%	33%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 24% and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.38	$19.35	$16.60	$22.02	$21.36	$19.82
Investment Operations
Net Investment Income	.251	.506	.527	.633	.690	.608
Net Realized and Unrealized Gain (Loss)
on Investments	.802	2.032	2.757	(5.432)	.650	1.550
Total from Investment Operations	1.053	2.538	3.284	(4.799)	1.340	2.158
Distributions
Dividends from Net Investment Income	(.243)	(.508)	(.534)	(.621)	(.680)	(.618)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.243)	(.508)	(.534)	(.621)	(.680)	(.618)
Net Asset Value, End of Period	$22.19	$21.38	$19.35	$16.60	$22.02	$21.36

Total Return	4.93%	13.29%	20.11%	-22.12%	6.31%	11.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,184	$3,840	$1,850	$1,536	$2,040	$2,263
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.30%	2.52%	3.02%	3.20%	3.08%	3.02%
Portfolio Turnover Rate	61%[1]	49%[1]	55%	50%	26%	33%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes 24% and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Signal Shares
Six Months						Sept. 1,
	Ended					2006[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.15	$19.15	$16.42	$21.78	$21.13	$20.22
Investment Operations
Net Investment Income	.250	.502	.521	.626	.671	.209
Net Realized and Unrealized Gain (Loss)
on Investments	.782	2.002	2.737	(5.371)	.651	1.030
Total from Investment Operations	1.032	2.504	3.258	(4.745)	1.322	1.239
Distributions
Dividends from Net Investment Income	(.242)	(.504)	(.528)	(.615)	(.672)	(.329)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.242)	(.504)	(.528)	(.615)	(.672)	(.329)
Net Asset Value, End of Period	$21.94	$21.15	$19.15	$16.42	$21.78	$21.13

Total Return	4.89%	13.25%	20.17%	-22.12%	6.29%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$934	$627	$869	$860	$1,175	$429
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	2.30%	2.52%	3.02%	3.20%	3.08%	3.02%[2]
Portfolio Turnover Rate	61%[3]	49%[3]	55%	50%	26%	33%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Includes 24% and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.38	$19.35	$16.60	$22.02	$21.36	$19.82
Investment Operations
Net Investment Income	.254	.515	.536	.640	.697	.614
Net Realized and Unrealized Gain (Loss)
on Investments	.802	2.032	2.758	(5.432)	.650	1.550
Total from Investment Operations	1.056	2.547	3.294	(4.792)	1.347	2.164
Distributions
Dividends from Net Investment Income	(.246)	(.517)	(.544)	(.628)	(.687)	(.624)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.246)	(.517)	(.544)	(.628)	(.687)	(.624)
Net Asset Value, End of Period	$22.19	$21.38	$19.35	$16.60	$22.02	$21.36

Total Return	4.95%	13.34%	20.18%	-22.10%	6.34%	11.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,841	$3,446	$2,869	$2,299	$2,901	$2,666
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.32%	2.56%	3.08%	3.24%	3.11%	3.05%
Portfolio Turnover Rate	61%[1]	49%[1]	55%	50%	26%	33%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes 24% and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

21

Balanced Index Fund

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities. This risk is mitigated by entering into mortgage dollar rolls with only highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011–03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements.” The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management is currently assessing whether the ASU will affect the accounting for the fund’s mortgage-dollar-roll transactions.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

22

Balanced Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $1,780,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.71% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,683,010	—	11
U.S. Government and Agency Obligations	—	3,126,700	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	138,698	—
Corporate Bonds	—	909,499	—
Sovereign Bonds	—	205,349	—
Taxable Municipal Bonds	—	42,347	—
Temporary Cash Investments	363,120	3,999	—
Futures Contracts—Assets[1]	256	—	—
Total	7,046,386	4,426,592	11
1 Represents variation margin on the last day of the reporting period.

23

Balanced Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011:

	Investments in	Investments in
	Common Stocks	Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2010	—	2
Transfers into Level 3	11	—
Change in Unrealized Appreciation (Depreciation)	—	(2)
Balance as of June 30, 2011	11	—

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2011	70	23,021	612
E-mini Russell 2000 Index	September 2011	55	4,540	283
E-mini S&P MidCap Index	September 2011	45	4,394	170

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $302,745,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $9,019,772,000. Net unrealized appreciation of investment securities for tax purposes was $2,452,961,000, consisting of unrealized gains of $2,788,533,000 on securities that had risen in value since their purchase and $335,572,000 in unrealized losses on securities that had fallen in value since their purchase.

24

Balanced Index Fund

F. During the six months ended June 30, 2011, the fund purchased $834,899,000 of investment securities and sold $520,592,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,037,067,000 and $2,792,187,000, respectively.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	342,747	15,576	740,989	36,927
Issued in Lieu of Cash Distributions	22,993	1,041	74,823	3,720
Redeemed	(552,186)	(24,965)	(2,271,890)	(110,062)
Net Increase (Decrease)—Investor Shares	(186,446)	(8,348)	(1,456,078)	(69,415)
Admiral Shares
Issued	414,018	18,840	1,982,496	95,305
Issued in Lieu of Cash Distributions	42,104	1,906	55,499	2,717
Redeemed	(258,831)	(11,760)	(281,534)	(13,995)
Net Increase (Decrease)—Admiral Shares	197,291	8,986	1,756,461	84,027
Signal Shares
Issued	452,975	20,687	189,995	9,637
Issued in Lieu of Cash Distributions	8,892	407	16,128	807
Redeemed	(178,908)	(8,165)	(519,325)	(26,183)
Net Increase (Decrease)—Signal Shares	282,959	12,929	(313,202)	(15,739)
Institutional Shares
Issued	462,846	20,952	844,154	41,865
Issued in Lieu of Cash Distributions	41,489	1,878	78,888	3,896
Redeemed	(240,150)	(10,876)	(651,402)	(32,813)
Net Increase (Decrease)—Institutional Shares	264,185	11,954	271,640	12,948

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,048.58	$1.22
Admiral Shares	1,000.00	1,049.33	0.51
Signal Shares	1,000.00	1,048.87	0.51
Institutional Shares	1,000.00	1,049.47	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

28

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays Capital using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

29

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

30

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082011

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (59.8%)[1]
Consumer Discretionary (6.9%)
	McDonald's Corp.	465,927	39,287
*	Amazon.com Inc.	161,161	32,956
	Walt Disney Co.	805,810	31,459
	Comcast Corp. Class A	1,085,265	27,501
	Home Depot Inc.	732,002	26,513
*	Ford Motor Co.	1,575,673	21,729
*	DIRECTV Class A	353,356	17,958
	News Corp. Class A	1,011,396	17,902
	Time Warner Inc.	488,108	17,752
	NIKE Inc. Class B	164,806	14,829
	Lowe's Cos. Inc.	604,960	14,102
	Target Corp.	298,971	14,025
	Starbucks Corp.	333,009	13,151
	Johnson Controls Inc.	302,346	12,596
	Viacom Inc. Class B	243,479	12,417
	Time Warner Cable Inc.	153,316	11,965
	Yum! Brands Inc.	208,717	11,530
*	priceline.com Inc.	21,953	11,238
*	General Motors Co.	349,052	10,597
	TJX Cos. Inc.	176,962	9,296
	Coach Inc.	132,270	8,456
	CBS Corp. Class B	280,843	8,001
	Carnival Corp.	203,823	7,670
*	Las Vegas Sands Corp.	162,501	6,859
*	Bed Bath & Beyond Inc.	113,884	6,647
	Kohl's Corp.	124,216	6,212
	Omnicom Group Inc.	127,155	6,124
*	Netflix Inc.	22,479	5,905
	McGraw-Hill Cos. Inc.	136,984	5,741
	Macy's Inc.	189,551	5,542
	Wynn Resorts Ltd.	36,355	5,218
	Staples Inc.	324,155	5,122
	Starwood Hotels & Resorts Worldwide Inc.	86,067	4,823
	Limited Brands Inc.	123,755	4,758
	Best Buy Co. Inc.	149,990	4,711
	Marriott International Inc. Class A	131,532	4,668
	Harley-Davidson Inc.	105,607	4,327
*	Liberty Media Corp. - Interactive	255,730	4,289
	Ross Stores Inc.	53,516	4,288
*	Chipotle Mexican Grill Inc. Class A	13,901	4,284
	Mattel Inc.	155,815	4,283
	VF Corp.	38,885	4,221
	Tiffany & Co.	53,744	4,220
*	O'Reilly Automotive Inc.	63,256	4,144
*	BorgWarner Inc.	50,633	4,091
	Virgin Media Inc.	136,586	4,088
	Fortune Brands Inc.	61,842	3,944
	Polo Ralph Lauren Corp. Class A	29,348	3,892
	Genuine Parts Co.	70,774	3,850
*	Dollar Tree Inc.	56,140	3,740
	Nordstrom Inc.	78,258	3,673
*	Sirius XM Radio Inc.	1,672,629	3,663
	Comcast Corp. Class A Special Shares	150,986	3,658
*	AutoZone Inc.	11,875	3,501
	Gap Inc.	192,491	3,484
	Cablevision Systems Corp. Class A	95,401	3,454
*	CarMax Inc.	100,938	3,338
	Autoliv Inc.	40,035	3,141
	Darden Restaurants Inc.	62,125	3,091
	Family Dollar Stores Inc.	56,697	2,980
*	DISH Network Corp. Class A	91,859	2,817

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Whirlpool Corp.	34,231	2,784
*	TRW Automotive Holdings Corp.	46,717	2,758
	JC Penney Co. Inc.	79,828	2,757
	Interpublic Group of Cos. Inc.	220,067	2,751
*	Fossil Inc.	23,304	2,743
	Wyndham Worldwide Corp.	77,887	2,621
	Abercrombie & Fitch Co.	39,163	2,621
	Expedia Inc.	90,114	2,612
*	Apollo Group Inc. Class A	59,103	2,582
*	Liberty Media Corp. - Capital	29,861	2,561
*	Discovery Communications Inc. Class A	61,996	2,539
	Lear Corp.	47,152	2,522
*	Lululemon Athletica Inc.	22,267	2,490
	Hasbro Inc.	55,253	2,427
	PetSmart Inc.	53,003	2,405
*	Royal Caribbean Cruises Ltd.	63,060	2,374
	International Game Technology	133,598	2,349
*	Discovery Communications Inc.	62,997	2,303
*	Liberty Global Inc. Class A	50,602	2,279
	H&R Block Inc.	137,902	2,212
	Advance Auto Parts Inc.	37,385	2,187
	Tractor Supply Co.	32,499	2,174
*	Tempur-Pedic International Inc.	30,836	2,091
*	Liberty Global Inc.	48,395	2,066
	Newell Rubbermaid Inc.	129,725	2,047
	Scripps Networks Interactive Inc. Class A	41,858	2,046
*	MGM Resorts International	152,845	2,019
	Gentex Corp.	63,996	1,935
	Tupperware Brands Corp.	28,240	1,905
*	Goodyear Tire & Rubber Co.	108,958	1,827
*	NVR Inc.	2,508	1,820
*	Signet Jewelers Ltd.	38,727	1,813
*	GameStop Corp. Class A	67,848	1,810
	Phillips-Van Heusen Corp.	27,100	1,774
	DeVry Inc.	29,518	1,745
	Garmin Ltd.	52,500	1,734
*	Panera Bread Co. Class A	13,600	1,709
*	Liberty Media Corp. - Starz	22,212	1,671
*	Urban Outfitters Inc.	58,950	1,659
	Foot Locker Inc.	69,332	1,647
*	LKQ Corp.	61,921	1,616
	Leggett & Platt Inc.	66,058	1,611
	Polaris Industries Inc.	14,390	1,600
*	Dick's Sporting Goods Inc.	41,326	1,589
	Williams-Sonoma Inc.	42,917	1,566
*	Mohawk Industries Inc.	26,068	1,564
*	Dollar General Corp.	45,700	1,549
	Gannett Co. Inc.	108,144	1,549
*	Deckers Outdoor Corp.	17,400	1,534
	DR Horton Inc.	128,698	1,483
	Harman International Industries Inc.	31,226	1,423
	Jarden Corp.	41,122	1,419
*,^	Sears Holdings Corp.	19,726	1,409
*	Toll Brothers Inc.	67,526	1,400
	Sotheby's	30,124	1,310
*	Ulta Salon Cosmetics & Fragrance Inc.	20,076	1,297
*	Under Armour Inc. Class A	16,582	1,282
	Service Corp. International	109,460	1,278
*	Hanesbrands Inc.	43,807	1,251
	Chico's FAS Inc.	80,501	1,226
	Guess? Inc.	29,056	1,222
*	Penn National Gaming Inc.	29,951	1,208
*	Pulte Group Inc.	155,836	1,194
*	Tenneco Inc.	27,061	1,193

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Dana Holding Corp.	64,701	1,184
*	Big Lots Inc.	34,142	1,132
	Weight Watchers International Inc.	14,719	1,111
	John Wiley & Sons Inc. Class A	20,598	1,071
	American Eagle Outfitters Inc.	83,515	1,065
	Dillard's Inc. Class A	20,295	1,058
*	Warnaco Group Inc.	19,900	1,040
*	Ascena Retail Group Inc.	30,426	1,036
*	CROCS Inc.	40,000	1,030
	Washington Post Co. Class B	2,414	1,011
	Brinker International Inc.	41,100	1,005
	Aaron's Inc.	34,712	981
	Lennar Corp. Class A	53,660	974
	Wolverine World Wide Inc.	21,876	913
	Rent-A-Center Inc.	29,070	888
*	ITT Educational Services Inc.	10,924	855
*	Hyatt Hotels Corp. Class A	20,158	823
	Brunswick Corp.	40,208	820
*	WMS Industries Inc.	26,375	810
	Cinemark Holdings Inc.	38,900	806
*	Carter's Inc.	26,188	806
*	Cheesecake Factory Inc.	25,492	800
*	Iconix Brand Group Inc.	32,768	793
*	Bally Technologies Inc.	19,388	789
*	Timberland Co. Class A	18,069	776
*	Lamar Advertising Co. Class A	28,324	775
*	Sally Beauty Holdings Inc.	45,155	772
	Strayer Education Inc.	6,075	768
*	Madison Square Garden Co. Class A	27,876	767
*	Career Education Corp.	36,233	766
*	Live Nation Entertainment Inc.	66,239	760
	Wendy's/Arby's Group Inc. Class A	149,837	760
	Vail Resorts Inc.	16,400	758
	Men's Wearhouse Inc.	22,492	758
	Six Flags Entertainment Corp.	20,156	755
*	AutoNation Inc.	20,512	751
*	Shutterfly Inc.	13,000	746
*	Coinstar Inc.	13,592	741
*	Aeropostale Inc.	41,525	727
	Morningstar Inc.	11,464	697
*,^	Tesla Motors Inc.	23,600	687
	RadioShack Corp.	51,637	687
*	Life Time Fitness Inc.	17,003	679
*	ANN Inc.	25,928	677
	Pool Corp.	22,678	676
*	Valassis Communications Inc.	22,259	674
	Hillenbrand Inc.	28,013	663
*	Steven Madden Ltd.	17,145	643
*	JOS A Bank Clothiers Inc.	12,637	632
*	DreamWorks Animation SKG Inc. Class A	31,365	630
*	DSW Inc. Class A	12,183	617
*	HSN Inc.	18,354	604
*	Pier 1 Imports Inc.	52,084	603
	Thor Industries Inc.	20,482	591
*	Saks Inc.	51,787	578
*	BJ's Restaurants Inc.	10,956	574
*	Genesco Inc.	10,945	570
*	Domino's Pizza Inc.	22,200	560
	Buckle Inc.	12,925	552
*	Buffalo Wild Wings Inc.	8,300	550
*	Cabela's Inc.	19,900	540
	Cooper Tire & Rubber Co.	27,193	538
	Matthews International Corp. Class A	13,314	535
	Express Inc.	24,500	534

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Texas Roadhouse Inc. Class A	30,300	531
*	Jack in the Box Inc.	23,280	530
*	Vitamin Shoppe Inc.	11,512	527
*	Childrens Place Retail Stores Inc.	11,800	525
	Cracker Barrel Old Country Store Inc.	10,624	524
*	Office Depot Inc.	123,847	523
	Meredith Corp.	16,672	519
*	New York Times Co. Class A	59,008	515
*	Hibbett Sports Inc.	12,618	514
	Finish Line Inc. Class A	23,794	509
	Arbitron Inc.	12,179	503
*	Gaylord Entertainment Co.	16,741	502
*	Orient-Express Hotels Ltd. Class A	46,700	502
*	99 Cents Only Stores	24,129	488
	Regal Entertainment Group Class A	38,950	481
	Bob Evans Farms Inc.	13,738	480
	Choice Hotels International Inc.	13,500	450
	American Greetings Corp. Class A	18,644	448
*	Eastman Kodak Co.	122,271	438
	Penske Automotive Group Inc.	19,200	437
*	Pinnacle Entertainment Inc.	29,200	435
*	Education Management Corp.	18,050	432
	Jones Group Inc.	39,540	429
*	Collective Brands Inc.	29,150	428
	MDC Holdings Inc.	17,250	425
	CEC Entertainment Inc.	10,594	425
	PF Chang's China Bistro Inc.	10,400	419
	Monro Muffler Brake Inc.	10,980	409
*	DineEquity Inc.	7,751	405
	National CineMedia Inc.	23,958	405
	Regis Corp.	26,112	400
*	Helen of Troy Ltd.	11,400	394
	Group 1 Automotive Inc.	9,451	389
	International Speedway Corp. Class A	13,555	385
*	American Public Education Inc.	8,500	378
*	Select Comfort Corp.	20,537	369
*	Papa John's International Inc.	10,900	363
	KB Home	36,218	354
	Columbia Sportswear Co.	5,384	341
*	Modine Manufacturing Co.	21,838	336
*	Scientific Games Corp. Class A	32,444	335
	Ryland Group Inc.	20,249	335
	Stewart Enterprises Inc. Class A	45,700	334
*	Quiksilver Inc.	68,040	320
	Scholastic Corp.	11,952	318
	Cato Corp. Class A	10,798	311
*	Krispy Kreme Doughnuts Inc.	32,697	311
*	True Religion Apparel Inc.	10,581	308
*	K12 Inc.	9,100	302
*	Blue Nile Inc.	6,807	299
*	Sonic Corp.	28,091	299
*	OfficeMax Inc.	37,557	295
*	iRobot Corp.	8,345	295
	Stage Stores Inc.	17,343	291
*	Interval Leisure Group Inc.	21,201	290
*	Capella Education Co.	6,820	285
*	Peet's Coffee & Tea Inc.	4,934	285
	Ethan Allen Interiors Inc.	13,359	284
*	Shuffle Master Inc.	30,013	281
	Sinclair Broadcast Group Inc. Class A	25,500	280
*	Ascent Media Corp. Class A	5,200	275
*	Exide Technologies	35,986	275
*	Meritage Homes Corp.	12,000	271
	Ameristar Casinos Inc.	11,354	269

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	American Axle & Manufacturing Holdings Inc.	23,336	266
*	Biglari Holdings Inc.	679	266
*	Belo Corp. Class A	35,150	265
*	Knology Inc.	17,807	264
*	Vera Bradley Inc.	6,764	258
	Fred's Inc. Class A	17,750	256
*	Charming Shoppes Inc.	61,156	254
*	Pre-Paid Legal Services Inc.	3,780	251
*	Steiner Leisure Ltd.	5,485	251
	Sturm Ruger & Co. Inc.	11,376	250
	Churchill Downs Inc.	5,457	246
	Lennar Corp. Class B	16,664	245
*	Liz Claiborne Inc.	45,629	244
*	California Pizza Kitchen Inc.	13,150	243
*	Boyd Gaming Corp.	27,756	241
*	Skechers U.S.A. Inc. Class A	16,500	239
*	Federal-Mogul Corp.	10,238	234
	Barnes & Noble Inc.	14,093	234
*	Ruby Tuesday Inc.	21,633	233
*	Amerigon Inc.	13,400	233
*	Warner Music Group Corp.	28,012	230
*	Maidenform Brands Inc.	8,300	230
*	Red Robin Gourmet Burgers Inc.	6,300	229
	Superior Industries International Inc.	10,179	225
	Universal Technical Institute Inc.	11,278	223
	PEP Boys-Manny Moe & Jack	19,740	216
*	Lions Gate Entertainment Corp.	32,283	214
*	Lumber Liquidators Holdings Inc.	8,400	213
	Drew Industries Inc.	8,382	207
	Oxford Industries Inc.	6,100	206
*	Asbury Automotive Group Inc.	11,100	206
	HOT Topic Inc.	26,969	201
	Sonic Automotive Inc. Class A	13,599	199
	Brown Shoe Co. Inc.	18,675	199
*	Standard Pacific Corp.	58,701	197
*	G-III Apparel Group Ltd.	5,600	193
	Callaway Golf Co.	30,604	190
*	Wet Seal Inc. Class A	42,175	189
*	La-Z-Boy Inc.	18,747	185
*	Zumiez Inc.	7,256	181
*	Jakks Pacific Inc.	9,761	180
	Nutrisystem Inc.	12,590	177
*	Clear Channel Outdoor Holdings Inc. Class A	13,394	170
*	Corinthian Colleges Inc.	39,791	170
*	America's Car-Mart Inc.	5,000	165
*	Universal Electronics Inc.	6,389	161
	Harte-Hanks Inc.	19,399	158
*	Bridgepoint Education Inc.	6,269	157
	Standard Motor Products Inc.	10,290	157
	Stein Mart Inc.	16,189	156
	Destination Maternity Corp.	7,668	153
*	Dorman Products Inc.	3,854	153
*	Rue21 Inc.	4,674	152
*	Grand Canyon Education Inc.	10,100	143
*	Perry Ellis International Inc.	5,491	139
*	Unifi Inc.	10,023	138
*	Fuel Systems Solutions Inc.	5,442	136
	Movado Group Inc.	7,876	135
	Christopher & Banks Corp.	22,302	128
*	Entercom Communications Corp. Class A	14,494	126
*	Citi Trends Inc.	8,300	125
*	AFC Enterprises Inc.	7,585	125
*	Rentrak Corp.	7,000	124
*	K-Swiss Inc. Class A	11,600	123

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Lithia Motors Inc. Class A	6,100	120
*	Winnebago Industries Inc.	12,342	119
	Lincoln Educational Services Corp.	6,944	119
*	Cavco Industries Inc.	2,610	117
	Blyth Inc.	2,331	117
*	Stoneridge Inc.	7,700	114
	World Wrestling Entertainment Inc. Class A	11,400	109
*	EW Scripps Co. Class A	11,219	108
*	Geeknet Inc.	4,040	108
	PetMed Express Inc.	9,100	108
*	Pacific Sunwear of California Inc.	41,048	107
*	Denny's Corp.	27,412	106
*	West Marine Inc.	9,762	101
*	Core-Mark Holding Co. Inc.	2,800	100
	Marcus Corp.	10,100	100
	Big 5 Sporting Goods Corp.	12,400	97
*	Systemax Inc.	6,500	97
*	Bravo Brio Restaurant Group Inc.	3,856	94
*,^	Hovnanian Enterprises Inc. Class A	38,676	93
	Haverty Furniture Cos. Inc.	7,948	91
*	Valuevision Media Inc. Class A	11,940	91
*	Journal Communications Inc. Class A	17,539	91
	Ambassadors Group Inc.	10,100	89
	Speedway Motorsports Inc.	6,285	89
*	hhgregg Inc.	6,600	88
*	Casual Male Retail Group Inc.	20,575	85
*	Fisher Communications Inc.	2,860	85
*	Leapfrog Enterprises Inc.	19,980	84
*	Zale Corp.	14,898	83
	Mac-Gray Corp.	5,300	82
*	McClatchy Co. Class A	28,497	80
*	Libbey Inc.	4,900	79
*	Beazer Homes USA Inc.	22,822	77
*	Conn's Inc.	8,894	77
*	Kirkland's Inc.	6,400	77
*	Shoe Carnival Inc.	2,550	77
*	Saga Communications Inc. Class A	2,050	76
	Spartan Motors Inc.	13,989	76
*	Arctic Cat Inc.	5,600	75
*	Talbots Inc.	22,378	75
*	Daily Journal Corp.	1,028	75
*	Overstock.com Inc.	4,862	74
*	Cost Plus Inc.	7,100	71
*	Furniture Brands International Inc.	16,573	69
*	Nexstar Broadcasting Group Inc. Class A	8,317	68
	Cherokee Inc.	3,938	68
*	1-800-Flowers.com Inc. Class A	21,537	67
*	Famous Dave's Of America Inc.	6,350	64
*	M/I Homes Inc.	5,000	61
	Skyline Corp.	3,500	61
	Gaiam Inc. Class A	12,241	61
*	Morton's Restaurant Group Inc.	8,400	61
*	Audiovox Corp. Class A	7,998	60
*	Midas Inc.	9,448	60
*	Morgans Hotel Group Co.	8,300	60
	PRIMEDIA Inc.	8,292	58
*	Tuesday Morning Corp.	12,473	58
*	Steinway Musical Instruments Inc.	2,200	57
*	Kenneth Cole Productions Inc. Class A	4,462	56
*	Cumulus Media Inc. Class A	15,330	54
	Learning Tree International Inc.	5,981	53
*	O'Charleys Inc.	7,039	51
*	Isle of Capri Casinos Inc.	5,797	51
	Carriage Services Inc. Class A	8,900	50

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	MarineMax Inc.	5,700	50
	AH Belo Corp. Class A	6,710	50
*	Body Central Corp.	2,100	49
*	Coldwater Creek Inc.	35,018	49
*	Orbitz Worldwide Inc.	19,600	49
*	Reading International Inc. Class A	10,600	48
*	LIN TV Corp. Class A	9,878	48
	Weyco Group Inc.	1,942	48
	CPI Corp.	3,600	47
*	New York & Co. Inc.	9,500	47
*	Smith & Wesson Holding Corp.	15,460	46
	Bebe Stores Inc.	7,350	45
	CSS Industries Inc.	2,010	42
*	Luby's Inc.	7,600	42
*	Monarch Casino & Resort Inc.	4,000	42
*	Benihana Inc. Class A	3,860	40
*	Cambium Learning Group Inc.	11,800	40
*	Multimedia Games Holding Co. Inc.	8,500	39
	Lifetime Brands Inc.	3,200	38
*	Ruth's Hospitality Group Inc.	6,635	37
*	MTR Gaming Group Inc.	12,037	36
	Strattec Security Corp.	1,725	36
*	Marine Products Corp.	5,136	35
*	Entravision Communications Corp. Class A	18,529	34
	Bassett Furniture Industries Inc.	4,200	33
*	Sealy Corp.	12,647	32
*	dELiA*s Inc.	20,058	31
*	Stanley Furniture Co. Inc.	7,404	31
*	Gray Television Inc.	11,200	30
*	Radio One Inc.	16,291	29
*	Kid Brands Inc.	5,538	29
*	Media General Inc. Class A	7,157	27
*	Martha Stewart Living Omnimedia Class A	6,130	27
	Koss Corp.	4,202	26
*	Build-A-Bear Workshop Inc.	3,900	25
*	Great Wolf Resorts Inc.	8,318	25
*	Bluegreen Corp.	8,500	25
*	McCormick & Schmick's Seafood Restaurants Inc.	2,860	25
*	American Apparel Inc.	26,992	24
*	Radio One Inc. Class A	14,000	24
*	Harris Interactive Inc.	27,000	23
	Books-A-Million Inc.	6,500	23
*	Nautilus Inc.	10,993	22
	Bon-Ton Stores Inc.	2,200	21
	Dover Downs Gaming & Entertainment Inc.	6,583	21
*,^	Lee Enterprises Inc.	22,798	20
*	Benihana Inc. Class A	1,930	20
*	Cosi Inc.	21,135	20
*	LodgeNet Interactive Corp.	6,600	20
*	Emerson Radio Corp.	9,600	20
*	Jamba Inc.	9,207	20
*	Cache Inc.	3,950	19
*	Carmike Cinemas Inc.	2,600	18
*	Dex One Corp.	6,700	17
*	Navarre Corp.	8,214	16
*	Premier Exhibitions Inc.	8,900	15
*,^	SuperMedia Inc.	3,986	15
*	Trans World Entertainment Corp.	7,150	15
	Salem Communications Corp. Class A	3,960	14
*	Century Casinos Inc.	5,100	14
	Hooker Furniture Corp.	1,600	14
*	Heelys Inc.	5,550	13
*	Rocky Brands Inc.	1,000	12
*	AC Moore Arts & Crafts Inc.	4,858	12

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Empire Resorts Inc.	12,697	12
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	3,165	11
*	Dover Motorsports Inc.	5,900	11
*	ReachLocal Inc.	500	10
	Flexsteel Industries	701	10
	Escalade Inc.	1,686	10
*	Lakes Entertainment Inc.	4,613	10
	Shiloh Industries Inc.	900	10
*	Carrols Restaurant Group Inc.	844	9
	Collectors Universe	550	8
*	Spanish Broadcasting System Inc.	11,100	8
*	Vitacost.com Inc.	1,600	8
*	Town Sports International Holdings Inc.	1,000	8
	Outdoor Channel Holdings Inc.	1,100	8
*	Hollywood Media Corp.	5,004	8
*	Motorcar Parts of America Inc.	500	8
	News Corp. Class B	400	7
*	Nobel Learning Communities Inc.	609	7
*	Global Traffic Network Inc.	600	7
*	Atrinsic Inc.	2,104	7
*	Wonder Auto Technology Inc.	1,621	4
*	Dixie Group Inc.	1,011	4
*	Caribou Coffee Co. Inc.	300	4
*	Red Lion Hotels Corp.	500	4
*	Culp Inc.	400	4
*	Joe's Jeans Inc.	4,000	3
*	Princeton Review Inc.	4,500	1
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	591	—
*	SPAR Group Inc.	300	—
			776,341
Consumer Staples (5.5%)
	Procter & Gamble Co.	1,250,447	79,491
	Coca-Cola Co.	922,035	62,044
	Philip Morris International Inc.	802,541	53,586
	PepsiCo Inc.	708,372	49,891
	Wal-Mart Stores Inc.	874,793	46,487
	Kraft Foods Inc.	742,157	26,146
	Altria Group Inc.	934,450	24,679
	CVS Caremark Corp.	611,295	22,972
	Colgate-Palmolive Co.	220,644	19,287
	Walgreen Co.	411,950	17,491
	Costco Wholesale Corp.	195,107	15,851
	Kimberly-Clark Corp.	180,603	12,021
	General Mills Inc.	284,437	10,587
	Archer-Daniels-Midland Co.	284,809	8,587
	Sysco Corp.	260,624	8,126
	HJ Heinz Co.	143,327	7,636
	Lorillard Inc.	65,056	7,083
	Kroger Co.	270,449	6,707
	Kellogg Co.	114,635	6,342
	Mead Johnson Nutrition Co.	91,630	6,190
	Reynolds American Inc.	156,496	5,798
	Estee Lauder Cos. Inc. Class A	54,266	5,708
	Avon Products Inc.	192,106	5,379
*	Green Mountain Coffee Roasters Inc.	57,265	5,111
	ConAgra Foods Inc.	195,622	5,049
	Sara Lee Corp.	264,824	5,029
	Bunge Ltd.	64,835	4,470
	Coca-Cola Enterprises Inc.	147,550	4,306
	Dr Pepper Snapple Group Inc.	101,153	4,241
	Hershey Co.	74,481	4,234
	Whole Foods Market Inc.	66,073	4,192
	Clorox Co.	62,018	4,183

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	JM Smucker Co.	53,314	4,075
	Safeway Inc.	165,626	3,871
	Molson Coors Brewing Co. Class B	73,234	3,277
	Campbell Soup Co.	89,476	3,091
	Herbalife Ltd.	52,818	3,044
	Brown-Forman Corp. Class B	37,629	2,811
*	Hansen Natural Corp.	34,046	2,756
	Tyson Foods Inc. Class A	138,305	2,686
	McCormick & Co. Inc.	53,817	2,668
	Church & Dwight Co. Inc.	63,910	2,591
*	Energizer Holdings Inc.	31,632	2,289
*	Ralcorp Holdings Inc.	24,557	2,126
	Hormel Foods Corp.	65,996	1,967
	Corn Products International Inc.	34,050	1,882
*	Constellation Brands Inc. Class A	83,741	1,744
*	Smithfield Foods Inc.	67,059	1,467
*	BJ's Wholesale Club Inc.	24,866	1,252
	Flowers Foods Inc.	55,476	1,223
*	Dean Foods Co.	82,999	1,018
	Nu Skin Enterprises Inc. Class A	25,002	939
*	Darling International Inc.	52,502	929
	SUPERVALU Inc.	95,738	901
*	United Natural Foods Inc.	20,700	883
	Ruddick Corp.	20,109	876
*	TreeHouse Foods Inc.	16,011	874
	Diamond Foods Inc.	10,095	771
	Casey's General Stores Inc.	17,279	760
	Lancaster Colony Corp.	8,851	538
*	Hain Celestial Group Inc.	15,935	532
*	Fresh Market Inc.	13,306	515
	Fresh Del Monte Produce Inc.	18,660	498
	Sanderson Farms Inc.	10,119	483
	B&G Foods Inc. Class A	22,400	462
	Universal Corp.	10,953	413
	J&J Snack Foods Corp.	7,800	389
	Vector Group Ltd.	21,422	381
	Andersons Inc.	9,000	380
*	Rite Aid Corp.	275,738	367
*	Elizabeth Arden Inc.	12,138	352
	Pricesmart Inc.	6,585	337
*	Central European Distribution Corp.	29,150	326
*	Boston Beer Co. Inc. Class A	3,600	323
	Snyders-Lance Inc.	14,500	314
	Tootsie Roll Industries Inc.	10,628	311
*	Chiquita Brands International Inc.	21,536	280
	WD-40 Co.	6,412	250
*	Heckmann Corp.	41,000	248
*	Central Garden and Pet Co. Class A	24,350	247
	Nash Finch Co.	6,656	238
*	Winn-Dixie Stores Inc.	26,566	224
*	Prestige Brands Holdings Inc.	17,046	219
*	Spectrum Brands Holdings Inc.	6,000	192
	Spartan Stores Inc.	9,800	191
	Weis Markets Inc.	4,452	181
*	Smart Balance Inc.	34,100	177
*	Dole Food Co. Inc.	12,950	175
*	Pantry Inc.	8,400	158
*	Alliance One International Inc.	48,788	158
*	Medifast Inc.	6,400	152
*,^	Star Scientific Inc.	32,741	147
^	Cal-Maine Foods Inc.	4,600	147
	Inter Parfums Inc.	6,225	143
*	USANA Health Sciences Inc.	4,350	136
	Coca-Cola Bottling Co. Consolidated	1,700	115

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Nutraceutical International Corp.	7,300	112
*	Omega Protein Corp.	7,900	109
*	Revlon Inc. Class A	6,406	108
*	Pilgrim's Pride Corp.	17,253	93
	National Beverage Corp.	5,760	84
	Ingles Markets Inc. Class A	5,000	83
	Griffin Land & Nurseries Inc.	2,257	73
*	Central Garden and Pet Co.	6,775	70
*	Lifeway Foods Inc.	6,122	68
*	Susser Holdings Corp.	3,592	56
	Limoneira Co.	2,400	54
	Oil-Dri Corp. of America	2,500	54
	Calavo Growers Inc.	2,287	48
	Alico Inc.	1,667	43
*	Seneca Foods Corp. Class A	1,400	36
*	John B Sanfilippo & Son Inc.	4,200	36
	Imperial Sugar Co.	1,600	32
	Schiff Nutrition International Inc.	2,700	30
*	Parlux Fragrances Inc.	9,354	30
	Farmer Bros Co.	2,598	26
	Village Super Market Inc. Class A	826	23
	MGP Ingredients Inc.	2,300	20
*	Reddy Ice Holdings Inc.	6,613	19
	Female Health Co.	2,700	14
*	Jones Soda Co.	6,300	7
*	Mannatech Inc.	6,650	6
*	Physicians Formula Holdings Inc.	900	4
	Orchids Paper Products Co.	100	1
*	Crystal Rock Holdings Inc.	800	1
			613,714
Energy (7.0%)
	Exxon Mobil Corp.	2,213,861	180,164
	Chevron Corp.	896,285	92,174
	Schlumberger Ltd.	607,747	52,509
	ConocoPhillips	606,531	45,605
	Occidental Petroleum Corp.	362,906	37,757
	Apache Corp.	170,906	21,088
	Halliburton Co.	407,910	20,803
	Anadarko Petroleum Corp.	221,721	17,019
	Marathon Oil Corp.	317,319	16,716
	National Oilwell Varco Inc.	187,942	14,699
	Devon Energy Corp.	181,342	14,292
	Baker Hughes Inc.	194,107	14,084
	EOG Resources Inc.	113,551	11,872
	Hess Corp.	135,722	10,147
	Chesapeake Energy Corp.	292,114	8,673
	Spectra Energy Corp.	289,741	7,942
	Williams Cos. Inc.	261,988	7,925
	Peabody Energy Corp.	121,117	7,135
	Noble Energy Inc.	78,469	7,033
*	Southwestern Energy Co.	155,493	6,668
	Valero Energy Corp.	254,078	6,497
	El Paso Corp.	315,042	6,364
*	Weatherford International Ltd.	331,333	6,213
*	Cameron International Corp.	109,341	5,499
	Murphy Oil Corp.	82,033	5,386
	Consol Energy Inc.	101,240	4,908
*	FMC Technologies Inc.	107,736	4,826
*	Alpha Natural Resources Inc.	101,159	4,597
	Noble Corp.	112,777	4,445
	Pioneer Natural Resources Co.	46,910	4,202
*	Newfield Exploration Co.	60,153	4,092
*	Concho Resources Inc.	43,893	4,032
	Range Resources Corp.	71,749	3,982

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Denbury Resources Inc.	178,894	3,578
	Cimarex Energy Co.	38,458	3,458
*	Petrohawk Energy Corp.	135,613	3,346
	EQT Corp.	63,332	3,326
	QEP Resources Inc.	79,109	3,309
	Helmerich & Payne Inc.	47,671	3,152
*	Nabors Industries Ltd.	127,667	3,146
*	Ultra Petroleum Corp.	68,508	3,138
	Cabot Oil & Gas Corp.	46,770	3,101
*	Whiting Petroleum Corp.	52,748	3,002
	Arch Coal Inc.	94,176	2,511
*	Kinder Morgan Management LLC	37,702	2,473
*	Plains Exploration & Production Co.	62,925	2,399
	Core Laboratories NV	20,301	2,264
	Sunoco Inc.	54,058	2,255
	Diamond Offshore Drilling Inc.	31,312	2,205
	Patterson-UTI Energy Inc.	69,618	2,201
*	Rowan Cos. Inc.	56,570	2,195
	Southern Union Co.	53,397	2,144
	SM Energy Co.	28,707	2,109
*	McDermott International Inc.	105,180	2,084
	Oceaneering International Inc.	48,610	1,969
*	Dresser-Rand Group Inc.	36,123	1,942
	Energen Corp.	32,362	1,828
*	Oil States International Inc.	22,715	1,815
*	SandRidge Energy Inc.	166,176	1,771
	Holly Corp.	23,886	1,658
*	Brigham Exploration Co.	52,379	1,568
	Frontier Oil Corp.	47,564	1,537
*	Tesoro Corp.	64,700	1,482
	CARBO Ceramics Inc.	8,900	1,450
	Kinder Morgan Inc.	49,305	1,417
*	Continental Resources Inc.	20,365	1,322
*	Superior Energy Services Inc.	35,395	1,315
*	Forest Oil Corp.	48,675	1,300
	Tidewater Inc.	23,111	1,244
*	Rosetta Resources Inc.	23,900	1,232
	Berry Petroleum Co. Class A	22,500	1,195
	Lufkin Industries Inc.	13,700	1,179
*	Atwood Oceanics Inc.	26,164	1,155
	World Fuel Services Corp.	31,490	1,131
*	Unit Corp.	18,450	1,124
*	Key Energy Services Inc.	57,921	1,043
	EXCO Resources Inc.	57,745	1,019
*	Energy XXI Bermuda Ltd.	29,824	991
*	CVR Energy Inc.	40,000	985
*	Bill Barrett Corp.	21,192	982
*	Dril-Quip Inc.	14,400	977
*	Complete Production Services Inc.	28,407	948
	SEACOR Holdings Inc.	9,381	938
*	Patriot Coal Corp.	41,619	926
	Bristow Group Inc.	16,608	847
*	McMoRan Exploration Co.	43,422	802
*	Gran Tierra Energy Inc.	114,970	760
*	Helix Energy Solutions Group Inc.	45,172	748
*	Cobalt International Energy Inc.	52,700	718
*	Swift Energy Co.	19,100	712
*	Carrizo Oil & Gas Inc.	16,795	701
*	Oasis Petroleum Inc.	23,283	691
*	Quicksilver Resources Inc.	42,850	632
*	Comstock Resources Inc.	21,710	625
*	Stone Energy Corp.	19,966	607
*	Cloud Peak Energy Inc.	28,153	600
*,^	Northern Oil and Gas Inc.	25,272	560

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	RPC Inc.	22,237	546
*	Exterran Holdings Inc.	27,050	536
*	ION Geophysical Corp.	54,225	513
*	Gulfport Energy Corp.	16,883	501
*	Gulfmark Offshore Inc.	10,500	464
*	Tetra Technologies Inc.	34,750	442
*	Kodiak Oil & Gas Corp.	75,114	433
*	Newpark Resources Inc.	46,421	421
*	Cheniere Energy Inc.	45,895	420
*	Enbridge Energy Management LLC	11,874	367
	Overseas Shipholding Group Inc.	13,388	361
	W&T Offshore Inc.	13,797	360
*,^	Hyperdynamics Corp.	83,363	358
	Contango Oil & Gas Co.	6,102	357
*	Parker Drilling Co.	60,300	353
*	Western Refining Inc.	19,500	352
*	Pioneer Drilling Co.	23,008	351
*	SemGroup Corp. Class A	13,600	349
*,^	ATP Oil & Gas Corp.	20,854	319
*	Hornbeck Offshore Services Inc.	11,200	308
*	Petroleum Development Corp.	10,091	302
	Targa Resources Corp.	8,284	277
	Penn Virginia Corp.	20,950	277
*	Global Industries Ltd.	48,274	265
*	Cal Dive International Inc.	42,955	257
*	James River Coal Co.	12,188	254
	Gulf Island Fabrication Inc.	7,714	249
*	Basic Energy Services Inc.	7,681	242
*	Hercules Offshore Inc.	42,324	233
*	Resolute Energy Corp.	14,375	232
*	FX Energy Inc.	26,400	232
*	Clean Energy Fuels Corp.	16,900	222
*,^	BPZ Resources Inc.	67,693	222
*	Tesco Corp.	10,862	211
*	Harvest Natural Resources Inc.	19,100	211
*	Goodrich Petroleum Corp.	11,414	210
*	Magnum Hunter Resources Corp.	29,904	202
	Crosstex Energy Inc.	16,708	199
*	Endeavour International Corp.	12,814	193
*	USEC Inc.	55,330	185
*	OYO Geospace Corp.	1,824	182
*	Approach Resources Inc.	8,040	182
*	Willbros Group Inc.	21,275	182
*	Amyris Inc.	6,460	181
*	Clayton Williams Energy Inc.	2,788	167
*	Matrix Service Co.	12,500	167
*	Energy Partners Ltd.	11,183	166
*	Petroquest Energy Inc.	23,400	164
*	Venoco Inc.	12,866	164
*,^	Uranerz Energy Corp.	53,236	161
*	Uranium Resources Inc.	90,437	151
*	Warren Resources Inc.	36,220	138
*	PHI Inc.	6,324	137
*	Vaalco Energy Inc.	22,800	137
*	Georesources Inc.	5,100	115
*	Rex Energy Corp.	10,636	109
*	Rentech Inc.	99,557	106
*	Syntroleum Corp.	67,857	100
*	Abraxas Petroleum Corp.	24,318	93
*	TransAtlantic Petroleum Ltd.	48,100	82
	Houston American Energy Corp.	4,435	80
*	Vantage Drilling Co.	42,700	78
*	CAMAC Energy Inc.	56,010	74
*	REX American Resources Corp.	4,300	71

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Global Geophysical Services Inc.	3,900	69
*	Dawson Geophysical Co.	2,000	68
*	Natural Gas Services Group Inc.	4,000	65
*	Callon Petroleum Co.	8,261	58
*	Double Eagle Petroleum Co.	6,523	57
	Panhandle Oil and Gas Inc. Class A	1,900	56
*	RAM Energy Resources Inc.	40,381	50
*	Triangle Petroleum Corp.	7,800	50
*	CREDO Petroleum Corp.	5,050	47
*	GMX Resources Inc.	10,200	45
*	Uranium Energy Corp.	14,279	44
	General Maritime Corp.	32,204	43
*	Toreador Resources Corp.	11,152	41
*	Union Drilling Inc.	4,000	41
*	Oilsands Quest Inc.	127,488	41
*	ENGlobal Corp.	12,800	39
	Delek US Holdings Inc.	2,400	38
*	Gastar Exploration Ltd.	9,906	34
	Alon USA Energy Inc.	2,797	32
*	Green Plains Renewable Energy Inc.	2,900	31
*	Delta Petroleum Corp.	56,963	28
*	HKN Inc.	12,318	28
*	Westmoreland Coal Co.	1,000	18
*	Isramco Inc.	245	16
*	Gasco Energy Inc.	71,046	16
*	Bolt Technology Corp.	900	11
*	GeoGlobal Resources Inc.	21,100	10
*,^	Tri-Valley Corp.	13,900	8
*	Evergreen Energy Inc.	4,351	8
*	Mitcham Industries Inc.	300	5
*	Barnwell Industries Inc.	1,000	5
*	Geokinetics Inc.	600	5
*	Crimson Exploration Inc.	1,300	5
*	Verenium Corp.	1,938	3
*	Atlas Energy Inc. Escrow	34,573	3
*,^	Pacific Ethanol Inc.	3,197	3
*	Cano Petroleum Inc.	9,900	3
*	PostRock Energy Corp.	351	2
*	Miller Energy Resources Inc.	300	2
			782,291
Financials (9.3%)
	JPMorgan Chase & Co.	1,777,858	72,786
	Wells Fargo & Co.	2,234,353	62,696
	Citigroup Inc.	1,296,791	53,998
	Bank of America Corp.	4,517,006	49,506
	Goldman Sachs Group Inc.	220,779	29,383
	American Express Co.	483,585	25,001
	US Bancorp	858,871	21,910
*	Berkshire Hathaway Inc. Class B	268,159	20,753
	MetLife Inc.	471,095	20,667
	Simon Property Group Inc.	130,992	15,225
	Morgan Stanley	621,575	14,302
	Bank of New York Mellon Corp.	554,980	14,219
	PNC Financial Services Group Inc.	235,042	14,011
	Prudential Financial Inc.	216,454	13,764
	Travelers Cos. Inc.	192,508	11,239
	Capital One Financial Corp.	202,176	10,446
*	Berkshire Hathaway Inc. Class A	89	10,333
	State Street Corp.	224,260	10,112
	ACE Ltd.	149,966	9,871
	Aflac Inc.	210,011	9,803
	Franklin Resources Inc.	69,769	9,160
	BB&T Corp.	310,249	8,327

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	CME Group Inc.	28,459	8,298
	Chubb Corp.	131,945	8,261
	BlackRock Inc.	41,212	7,905
	Equity Residential	131,370	7,882
	Marsh & McLennan Cos. Inc.	243,138	7,583
	Charles Schwab Corp.	456,942	7,517
	Public Storage	64,285	7,329
	ProLogis Inc.	203,117	7,280
	Allstate Corp.	236,756	7,228
	T Rowe Price Group Inc.	115,836	6,990
	Vornado Realty Trust	73,970	6,893
	AON Corp.	134,114	6,880
	Boston Properties Inc.	63,782	6,771
	HCP Inc.	179,554	6,588
	Discover Financial Services	243,808	6,522
	Annaly Capital Management Inc.	359,400	6,484
	Ameriprise Financial Inc.	110,087	6,350
	Loews Corp.	147,973	6,228
	American International Group Inc.	212,400	6,228
	SunTrust Banks Inc.	239,457	6,178
	Progressive Corp.	279,946	5,985
	Weyerhaeuser Co.	240,342	5,254
	Fifth Third Bancorp	411,363	5,245
	Host Hotels & Resorts Inc.	304,945	5,169
	Hartford Financial Services Group Inc.	189,031	4,985
	AvalonBay Communities Inc.	38,592	4,955
	Invesco Ltd.	205,980	4,820
	Northern Trust Corp.	97,332	4,473
	M&T Bank Corp.	50,309	4,425
	Principal Financial Group Inc.	143,314	4,360
*	IntercontinentalExchange Inc.	32,895	4,102
	Lincoln National Corp.	141,758	4,039
	Health Care REIT Inc.	77,017	4,038
	NYSE Euronext	116,832	4,004
	SLM Corp.	235,650	3,961
	Ventas Inc.	72,896	3,842
*	CIT Group Inc.	85,413	3,780
	KeyCorp	426,142	3,550
	Moody's Corp.	92,463	3,546
	Unum Group	138,712	3,534
	Regions Financial Corp.	562,440	3,487
	Kimco Realty Corp.	181,668	3,386
*	CB Richard Ellis Group Inc. Class A	130,482	3,276
	General Growth Properties Inc.	193,659	3,232
	Leucadia National Corp.	93,129	3,176
	Macerich Co.	58,451	3,127
	XL Group plc Class A	139,502	3,066
	Willis Group Holdings plc	73,097	3,005
	Plum Creek Timber Co. Inc.	72,469	2,938
	SL Green Realty Corp.	35,445	2,937
	New York Community Bancorp Inc.	195,283	2,927
	Comerica Inc.	79,260	2,740
	Huntington Bancshares Inc.	386,920	2,538
	Digital Realty Trust Inc.	41,050	2,536
	Rayonier Inc.	36,405	2,379
*	Affiliated Managers Group Inc.	23,264	2,360
	Federal Realty Investment Trust	27,548	2,347
	Nationwide Health Properties Inc.	56,507	2,340
	Torchmark Corp.	35,763	2,294
	People's United Financial Inc.	169,247	2,275
*	Genworth Financial Inc. Class A	220,533	2,267
	American Capital Agency Corp.	77,441	2,254
	Legg Mason Inc.	64,637	2,118
	Alexandria Real Estate Equities Inc.	27,328	2,116

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Cincinnati Financial Corp.	69,453	2,027
*	MSCI Inc. Class A	53,528	2,017
	Reinsurance Group of America Inc. Class A	33,112	2,015
	UDR Inc.	82,062	2,015
	TD Ameritrade Holding Corp.	103,101	2,011
	Everest Re Group Ltd.	24,400	1,995
	Camden Property Trust	31,180	1,984
	PartnerRe Ltd.	28,676	1,974
	Zions Bancorporation	81,907	1,967
	Essex Property Trust Inc.	14,488	1,960
*	Arch Capital Group Ltd.	60,271	1,924
	Marshall & Ilsley Corp.	236,572	1,885
	Realty Income Corp.	56,181	1,881
	First Niagara Financial Group Inc.	139,225	1,838
	Jones Lang LaSalle Inc.	19,351	1,825
	Hudson City Bancorp Inc.	213,438	1,748
	WR Berkley Corp.	53,754	1,744
	RenaissanceRe Holdings Ltd.	24,500	1,714
	Liberty Property Trust	51,639	1,682
	BRE Properties Inc.	32,915	1,642
*	Markel Corp.	4,130	1,639
	Assurant Inc.	44,833	1,626
	HCC Insurance Holdings Inc.	51,599	1,625
	Eaton Vance Corp.	53,303	1,611
	Regency Centers Corp.	36,605	1,610
	Duke Realty Corp.	114,127	1,599
	Chimera Investment Corp.	459,993	1,592
	Senior Housing Properties Trust	67,854	1,588
	Piedmont Office Realty Trust Inc. Class A	77,412	1,578
*	E*Trade Financial Corp.	112,200	1,548
	Axis Capital Holdings Ltd.	50,000	1,548
	Raymond James Financial Inc.	48,105	1,547
*	American Capital Ltd.	154,771	1,537
	Fidelity National Financial Inc. Class A	96,817	1,524
	SEI Investments Co.	66,709	1,502
	Taubman Centers Inc.	25,300	1,498
	Ares Capital Corp.	91,618	1,472
*	NASDAQ OMX Group Inc.	57,801	1,462
	Commerce Bancshares Inc.	33,459	1,439
	Waddell & Reed Financial Inc. Class A	38,887	1,414
	White Mountains Insurance Group Ltd.	3,341	1,404
	Cullen/Frost Bankers Inc.	24,587	1,398
	Arthur J Gallagher & Co.	48,901	1,396
	Brown & Brown Inc.	54,341	1,394
	Transatlantic Holdings Inc.	28,170	1,381
	Developers Diversified Realty Corp.	96,936	1,367
	Apartment Investment & Management Co.	53,332	1,362
	East West Bancorp Inc.	66,949	1,353
	Hospitality Properties Trust	55,568	1,348
	Old Republic International Corp.	110,490	1,298
	Weingarten Realty Investors	51,334	1,292
	Mack-Cali Realty Corp.	38,589	1,271
	American Financial Group Inc.	35,540	1,268
*	Popular Inc.	459,143	1,267
	Jefferies Group Inc.	61,929	1,263
	MFA Financial Inc.	156,500	1,258
	Assured Guaranty Ltd.	74,586	1,216
*	SVB Financial Group	19,334	1,154
	CBL & Associates Properties Inc.	63,405	1,150
	City National Corp.	21,110	1,145
	BioMed Realty Trust Inc.	59,320	1,141
	First Horizon National Corp.	118,406	1,130
	Hancock Holding Co.	36,451	1,129
	Mid-America Apartment Communities Inc.	16,268	1,098

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Associated Banc-Corp	78,239	1,088
	American Campus Communities Inc.	30,386	1,079
	Highwoods Properties Inc.	32,349	1,072
	Douglas Emmett Inc.	53,359	1,061
*	Signature Bank	18,452	1,055
	Home Properties Inc.	17,189	1,046
*	Forest City Enterprises Inc. Class A	55,519	1,037
	Equity Lifestyle Properties Inc.	16,450	1,027
	Kilroy Realty Corp.	26,000	1,027
	Bank of Hawaii Corp.	21,773	1,013
	Corporate Office Properties Trust	32,292	1,005
	Federated Investors Inc. Class B	42,074	1,003
	Valley National Bancorp	73,100	995
	Entertainment Properties Trust	21,235	992
	Tanger Factory Outlet Centers	36,758	984
	Fulton Financial Corp.	90,347	968
	Erie Indemnity Co. Class A	13,666	966
	LaSalle Hotel Properties	36,660	966
	Washington REIT	29,653	964
*	Allied World Assurance Co. Holdings Ltd.	16,475	949
*	Alleghany Corp.	2,831	943
	Omega Healthcare Investors Inc.	44,866	943
*	ProAssurance Corp.	13,210	925
	National Retail Properties Inc.	37,709	924
	Hatteras Financial Corp.	32,692	923
	TCF Financial Corp.	66,618	919
	Post Properties Inc.	22,327	910
	Protective Life Corp.	39,115	905
*	CNO Financial Group Inc.	113,967	901
	Apollo Investment Corp.	88,034	899
	CapitalSource Inc.	139,302	898
	Validus Holdings Ltd.	28,897	894
	Capitol Federal Financial Inc.	74,841	880
	StanCorp Financial Group Inc.	20,799	878
	Aspen Insurance Holdings Ltd.	34,093	877
	Prosperity Bancshares Inc.	19,970	875
	Invesco Mortgage Capital Inc.	41,300	873
	Starwood Property Trust Inc.	42,222	866
	FirstMerit Corp.	52,322	864
	Extra Space Storage Inc.	39,879	851
	CommonWealth REIT	32,390	837
*	Stifel Financial Corp.	23,292	835
	Washington Federal Inc.	50,191	825
	Endurance Specialty Holdings Ltd.	19,900	822
	DiamondRock Hospitality Co.	74,134	795
	Cash America International Inc.	13,587	786
	Janus Capital Group Inc.	82,939	783
	Hanover Insurance Group Inc.	20,643	778
*	Howard Hughes Corp.	11,961	778
	Alterra Capital Holdings Ltd.	33,601	749
	First American Financial Corp.	47,732	747
	Synovus Financial Corp.	356,933	742
*	Ezcorp Inc. Class A	20,338	724
	Unitrin Inc.	23,851	708
	Webster Financial Corp.	33,530	705
	Brandywine Realty Trust	60,637	703
	Iberiabank Corp.	12,000	692
	DuPont Fabros Technology Inc.	27,187	685
	Colonial Properties Trust	33,411	682
	BOK Financial Corp.	12,412	680
*,^	St. Joe Co.	32,492	677
*	Portfolio Recovery Associates Inc.	7,900	670
	Greenhill & Co. Inc.	12,227	658
	Delphi Financial Group Inc.	22,014	643

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Potlatch Corp.	18,188	641
	Westamerica Bancorporation	13,019	641
	Trustmark Corp.	27,375	641
	Healthcare Realty Trust Inc.	30,955	639
	Northwest Bancshares Inc.	49,804	627
*	MBIA Inc.	71,957	625
	UMB Financial Corp.	14,621	612
	Platinum Underwriters Holdings Ltd.	18,000	598
	Umpqua Holdings Corp.	51,527	596
	Medical Properties Trust Inc.	51,516	592
	DCT Industrial Trust Inc.	113,237	592
	Lexington Realty Trust	64,808	592
	CBOE Holdings Inc.	23,787	585
*	MF Global Holdings Ltd.	75,455	584
	FNB Corp.	54,687	566
	Cathay General Bancorp	33,883	555
*	First Cash Financial Services Inc.	13,100	550
	Montpelier Re Holdings Ltd.	30,509	549
	RLI Corp.	8,830	547
	Equity One Inc.	29,131	543
	Redwood Trust Inc.	34,976	529
	EastGroup Properties Inc.	12,300	523
*	PHH Corp.	25,247	518
	Sovran Self Storage Inc.	12,480	512
	National Health Investors Inc.	11,500	511
	Astoria Financial Corp.	39,895	510
	Wintrust Financial Corp.	15,702	505
	Symetra Financial Corp.	37,618	505
	Mercury General Corp.	12,555	496
	PS Business Parks Inc.	8,902	490
*	Sunstone Hotel Investors Inc.	52,350	485
	Prospect Capital Corp.	47,984	485
*	MGIC Investment Corp.	81,217	483
	National Penn Bancshares Inc.	59,794	474
	Cypress Sharpridge Investments Inc.	36,941	473
*	Knight Capital Group Inc. Class A	42,768	471
	Susquehanna Bancshares Inc.	58,518	468
	United Bankshares Inc.	19,025	466
*	Texas Capital Bancshares Inc.	17,894	462
*	World Acceptance Corp.	6,937	455
	First Financial Bancorp	26,682	445
	First Citizens BancShares Inc. Class A	2,375	445
	Glacier Bancorp Inc.	32,928	444
	Old National Bancorp	40,824	441
	MB Financial Inc.	22,562	434
	Argo Group International Holdings Ltd.	14,417	428
	Tower Group Inc.	17,901	426
	Franklin Street Properties Corp.	32,687	422
	BancorpSouth Inc.	33,921	421
*	TFS Financial Corp.	43,304	419
	International Bancshares Corp.	24,820	415
*	Ocwen Financial Corp.	32,350	413
	First Midwest Bancorp Inc.	33,254	409
	Capstead Mortgage Corp.	29,992	402
	Provident Financial Services Inc.	27,926	400
*	Strategic Hotels & Resorts Inc.	56,227	398
	Community Bank System Inc.	16,000	397
	Anworth Mortgage Asset Corp.	52,546	395
	Alexander's Inc.	989	393
	Bank of the Ozarks Inc.	7,408	386
	Selective Insurance Group Inc.	23,700	386
*	iStar Financial Inc.	47,282	383
	First Financial Bankshares Inc.	11,115	383
	Pebblebrook Hotel Trust	18,847	381

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	U-Store-It Trust	35,395	372
	CVB Financial Corp.	39,875	369
	NBT Bancorp Inc.	16,653	369
*	First Industrial Realty Trust Inc.	31,852	365
	Two Harbors Investment Corp.	33,500	360
	Infinity Property & Casualty Corp.	6,541	358
	optionsXpress Holdings Inc.	21,367	356
	Glimcher Realty Trust	37,434	356
	American Equity Investment Life Holding Co.	27,800	353
	Employers Holdings Inc.	20,939	351
	Park National Corp.	5,324	351
	Nelnet Inc. Class A	15,700	346
*	LPL Investment Holdings Inc.	10,100	346
	Amtrust Financial Services Inc.	14,845	338
*	Investors Bancorp Inc.	23,646	336
	PrivateBancorp Inc. Class A	24,241	335
	Primerica Inc.	15,133	332
	American National Insurance Co.	4,267	331
*	Navigators Group Inc.	6,993	329
*	Enstar Group Ltd.	3,093	323
*	Dollar Financial Corp.	14,900	323
	Ashford Hospitality Trust Inc.	25,706	320
	Sterling Bancshares Inc.	38,850	317
	Hersha Hospitality Trust Class A	56,900	317
	Acadia Realty Trust	15,578	317
*	Credit Acceptance Corp.	3,700	313
	Interactive Brokers Group Inc.	19,825	310
	Fifth Street Finance Corp.	26,611	309
	Pennsylvania REIT	19,349	304
	LTC Properties Inc.	10,900	303
	PacWest Bancorp	14,691	302
	Government Properties Income Trust	11,144	301
*	Financial Engines Inc.	11,615	301
*	Greenlight Capital Re Ltd. Class A	11,369	299
	Horace Mann Educators Corp.	19,085	298
	Cousins Properties Inc.	34,166	292
	Solar Capital Ltd.	11,492	284
*	Pinnacle Financial Partners Inc.	18,168	283
	CreXus Investment Corp.	25,300	281
	Evercore Partners Inc. Class A	8,400	280
	MarketAxess Holdings Inc.	11,113	278
	Inland Real Estate Corp.	31,454	278
	KBW Inc.	14,836	277
	First Potomac Realty Trust	17,995	275
*	Investment Technology Group Inc.	19,537	274
	Sun Communities Inc.	7,326	273
*	Encore Capital Group Inc.	8,723	268
	Brookline Bancorp Inc.	28,689	266
*	Piper Jaffray Cos.	9,220	266
*	Altisource Portfolio Solutions SA	7,166	264
*	National Financial Partners Corp.	22,725	262
	City Holding Co.	7,927	262
	Saul Centers Inc.	6,643	262
	Getty Realty Corp.	10,327	261
	Radian Group Inc.	61,053	258
*	Forestar Group Inc.	15,641	257
*	ICG Group Inc.	20,848	255
	Investors Real Estate Trust	29,024	251
	Oritani Financial Corp.	19,619	251
	Columbia Banking System Inc.	14,434	249
*	AMERISAFE Inc.	10,800	244
	MCG Capital Corp.	38,915	237
	BGC Partners Inc. Class A	30,530	236
	Associated Estates Realty Corp.	14,294	232

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	BlackRock Kelso Capital Corp.	25,841	232
*	FelCor Lodging Trust Inc.	43,168	230
*	Pico Holdings Inc.	7,896	229
	Meadowbrook Insurance Group Inc.	22,801	226
	Chemical Financial Corp.	11,969	225
*	Nara Bancorp Inc.	27,602	224
	WesBanco Inc.	11,385	224
*	Western Alliance Bancorp	31,440	223
	S&T Bancorp Inc.	11,876	221
	Safety Insurance Group Inc.	5,189	218
	Home Bancshares Inc.	9,197	217
	Walter Investment Management Corp.	9,756	216
	Boston Private Financial Holdings Inc.	32,663	215
	Dime Community Bancshares Inc.	14,512	211
	First Commonwealth Financial Corp.	36,633	210
	Cohen & Steers Inc.	6,300	209
*	FPIC Insurance Group Inc.	4,950	206
	Education Realty Trust Inc.	24,021	206
*	Safeguard Scientifics Inc.	10,753	203
*	West Coast Bancorp	12,108	203
*	Hilltop Holdings Inc.	22,838	202
*	Doral Financial Corp.	98,700	193
	Oriental Financial Group Inc.	14,977	193
	Cardinal Financial Corp.	17,314	190
	FBL Financial Group Inc. Class A	5,883	189
	Trustco Bank Corp. NY	38,059	186
	Independent Bank Corp.	7,000	184
	First Financial Corp.	5,581	183
	Provident New York Bancorp	21,730	182
	Colony Financial Inc.	10,000	181
	Hercules Technology Growth Capital Inc.	17,107	180
*	Citizens Inc.	26,169	178
	GFI Group Inc.	38,668	177
	Northfield Bancorp Inc.	12,400	174
	United Fire & Casualty Co.	10,001	174
	Simmons First National Corp. Class A	6,737	173
	Harleysville Group Inc.	5,517	172
	Advance America Cash Advance Centers Inc.	24,859	171
*	Tejon Ranch Co.	4,846	165
*	Sterling Financial Corp.	10,043	161
	Southside Bancshares Inc.	8,123	161
	Chesapeake Lodging Trust	9,380	160
*	Green Dot Corp. Class A	4,700	160
	1st Source Corp.	7,693	160
*	Wilshire Bancorp Inc.	53,985	159
*	Beneficial Mutual Bancorp Inc.	19,308	159
	PennantPark Investment Corp.	14,100	158
*	FBR & Co.	46,132	157
	Community Trust Bancorp Inc.	5,623	156
	Universal Health Realty Income Trust	3,852	154
	ARMOUR Residential REIT Inc.	20,800	153
	Flagstone Reinsurance Holdings SA	18,109	153
*	United Community Banks Inc.	14,392	152
	ViewPoint Financial Group	10,985	152
	Maiden Holdings Ltd.	16,630	151
*	Virtus Investment Partners Inc.	2,481	151
	Westfield Financial Inc.	18,333	149
	NorthStar Realty Finance Corp.	35,998	145
	Ramco-Gershenson Properties Trust	11,610	144
*	Global Indemnity plc	6,464	143
*	HFF Inc. Class A	9,501	143
	Sabra Healthcare REIT Inc.	8,543	143
	Newcastle Investment Corp.	24,631	142
	TowneBank	10,600	142

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Retail Opportunity Investments Corp.	13,175	142
	StellarOne Corp.	11,315	137
	National Western Life Insurance Co. Class A	857	137
*	Bancorp Inc.	13,058	136
*	Sun Bancorp Inc.	37,252	136
*	Intl. FCStone Inc.	5,546	134
	Lakeland Bancorp Inc.	13,307	133
	Sandy Spring Bancorp Inc.	7,332	132
*	Cowen Group Inc. Class A	35,039	132
	PennyMac Mortgage Investment Trust	7,900	131
	Parkway Properties Inc.	7,669	131
	Calamos Asset Management Inc. Class A	9,004	131
	RAIT Financial Trust	61,455	129
*	Center Financial Corp.	20,115	128
	Lakeland Financial Corp.	5,698	127
*	Hanmi Financial Corp.	118,438	127
	Artio Global Investors Inc. Class A	11,130	126
*	Ladenburg Thalmann Financial Services Inc.	89,100	123
*	PMI Group Inc.	114,900	123
	Republic Bancorp Inc. Class A	6,160	123
*	Phoenix Cos. Inc.	49,630	122
	Cedar Shopping Centers Inc.	23,600	122
	SCBT Financial Corp.	4,229	121
	SY Bancorp Inc.	5,189	121
	Flushing Financial Corp.	9,252	120
	MVC Capital Inc.	9,000	119
	Trico Bancshares	8,078	118
	BankFinancial Corp.	13,840	117
	Resource Capital Corp.	18,407	116
	Urstadt Biddle Properties Inc. Class A	6,391	116
*	eHealth Inc.	8,500	114
*	Primus Guaranty Ltd.	21,467	113
	German American Bancorp Inc.	6,797	113
*	Seacoast Banking Corp. of Florida	74,458	112
	NGP Capital Resources Co.	13,425	110
*	1st United Bancorp Inc.	17,600	109
	Banner Corp.	6,228	109
	OneBeacon Insurance Group Ltd. Class A	8,107	109
	WSFS Financial Corp.	2,700	107
	Campus Crest Communities Inc.	8,261	107
*	Virginia Commerce Bancorp Inc.	18,065	107
	Arrow Financial Corp.	4,266	104
	Washington Trust Bancorp Inc.	4,493	103
	Tompkins Financial Corp.	2,629	103
	Renasant Corp.	7,089	103
	ESSA Bancorp Inc.	8,266	103
	Main Street Capital Corp.	5,400	102
	Presidential Life Corp.	9,800	102
	MainSource Financial Group Inc.	12,281	102
	First Bancorp	9,817	101
	Dynex Capital Inc.	10,200	99
	Berkshire Hills Bancorp Inc.	4,378	98
*	MPG Office Trust Inc.	34,100	98
*	Flagstar Bancorp Inc.	81,897	97
	GAMCO Investors Inc.	2,093	97
	Bank Mutual Corp.	26,271	96
	First Merchants Corp.	10,627	95
*,^	Hampton Roads Bankshares Inc.	9,349	93
	Duff & Phelps Corp. Class A	7,200	92
	Univest Corp. of Pennsylvania	5,905	92
*	Gramercy Capital Corp.	30,324	92
	Gladstone Commercial Corp.	5,300	92
*	First Marblehead Corp.	51,051	90
	TICC Capital Corp.	9,386	90

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	SeaBright Holdings Inc.	9,100	90
	Mission West Properties Inc.	10,188	89
	Abington Bancorp Inc.	8,563	89
	Arlington Asset Investment Corp. Class A	2,834	89
	Merchants Bancshares Inc.	3,611	88
	First Busey Corp.	16,611	88
*	Ameris Bancorp	9,820	87
	Agree Realty Corp.	3,900	87
	Winthrop Realty Trust	7,159	85
	Gladstone Investment Corp.	11,924	85
*	Citizens Republic Bancorp Inc.	122,457	85
	CapLease Inc.	17,100	84
	Cogdell Spencer Inc.	13,900	83
	Capital Southwest Corp.	901	83
	Triangle Capital Corp.	4,500	83
*	Guaranty Bancorp	61,847	83
	Bryn Mawr Bank Corp.	4,070	82
	Bancfirst Corp.	2,100	81
	State Auto Financial Corp.	4,617	80
*	Central Pacific Financial Corp.	5,726	80
	Center Bancorp Inc.	7,678	80
	Westwood Holdings Group Inc.	2,100	80
	Kite Realty Group Trust	16,023	80
	Medallion Financial Corp.	8,180	80
	Coresite Realty Corp.	4,798	79
	Gladstone Capital Corp.	8,419	78
	Edelman Financial Group Inc.	9,701	77
*,^	First BanCorp	17,450	75
	EMC Insurance Group Inc.	3,895	74
	CoBiz Financial Inc.	11,273	74
	Excel Trust Inc.	6,600	73
*	NewStar Financial Inc.	6,812	73
	One Liberty Properties Inc.	4,703	73
	State Bancorp Inc.	5,343	71
*	Taylor Capital Group Inc.	8,700	71
	CFS Bancorp Inc.	13,200	71
*	Gleacher & Co. Inc.	34,261	70
	Hudson Pacific Properties Inc.	4,500	70
	Great Southern Bancorp Inc.	3,677	70
*	First Financial Northwest Inc.	13,637	69
	Penns Woods Bancorp Inc.	2,008	69
	Northrim BanCorp Inc.	3,584	68
	Eastern Insurance Holdings Inc.	5,100	67
	Rockville Financial Inc.	6,810	67
	Oppenheimer Holdings Inc. Class A	2,377	67
	UMH Properties Inc.	6,159	66
	Camden National Corp.	1,992	65
	Crawford & Co. Class B	9,050	64
	Hudson Valley Holding Corp.	3,300	64
	Donegal Group Inc. Class A	4,931	63
	Apollo Commercial Real Estate Finance Inc.	3,800	61
	SWS Group Inc.	10,221	61
	Tower Bancorp Inc.	2,200	60
	Suffolk Bancorp	4,300	60
	Financial Institutions Inc.	3,651	60
	Baldwin & Lyons Inc.	2,573	60
	Roma Financial Corp.	5,600	59
	Sterling Bancorp	6,185	59
	Stewart Information Services Corp.	5,820	58
	Union First Market Bankshares Corp.	4,750	58
*	Macatawa Bank Corp.	20,910	58
	Heartland Financial USA Inc.	3,955	58
	National Bankshares Inc.	2,192	55
*	Southwest Bancorp Inc.	5,544	54

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Peoples Bancorp Inc.	4,782	54
	United Financial Bancorp Inc.	3,474	54
	First Community Bancshares Inc.	3,779	53
	Territorial Bancorp Inc.	2,528	52
	Federal Agricultural Mortgage Corp. Class A	3,500	52
	Pulaski Financial Corp.	7,046	51
	Peapack Gladstone Financial Corp.	4,266	50
	Kennedy-Wilson Holdings Inc.	4,100	50
	Consolidated-Tomoka Land Co.	1,700	49
*	Stratus Properties Inc.	3,604	48
	Ames National Corp.	2,615	47
*	Pacific Mercantile Bancorp	10,891	46
	Heritage Financial Corp.	3,576	46
	OceanFirst Financial Corp.	3,436	44
	Asta Funding Inc.	5,300	44
*	American Safety Insurance Holdings Ltd.	2,300	44
	Citizens & Northern Corp.	2,898	44
	American National Bankshares Inc.	2,283	42
*	United Community Financial Corp.	32,272	41
	West Bancorporation Inc.	4,621	41
	Capital City Bank Group Inc.	3,850	39
	HF Financial Corp.	3,644	39
	Kaiser Federal Financial Group Inc.	3,191	39
*	Eagle Bancorp Inc.	2,936	39
	Centerstate Banks Inc.	5,542	38
*	NewBridge Bancorp	8,369	38
	Provident Financial Holdings Inc.	4,832	38
	Century Bancorp Inc. Class A	1,440	38
	Monmouth Real Estate Investment Corp. Class A	4,500	38
	Kansas City Life Insurance Co.	1,200	37
	Washington Banking Co.	2,800	37
*	Penson Worldwide Inc.	10,262	37
	First Financial Holdings Inc.	4,035	36
*	Heritage Commerce Corp.	7,000	36
	Epoch Holding Corp.	2,000	36
*	AmeriServ Financial Inc.	18,587	35
	PMC Commercial Trust	4,300	35
	First Interstate Bancsystem Inc.	2,400	35
*	Unity Bancorp Inc.	5,069	34
*	Meridian Interstate Bancorp Inc.	2,492	34
*	Arbor Realty Trust Inc.	7,200	34
	US Global Investors Inc. Class A	4,600	33
	Investors Title Co.	812	33
	THL Credit Inc.	2,500	32
	Home Federal Bancorp Inc.	2,952	32
	Chatham Lodging Trust	2,000	32
*	Harris & Harris Group Inc.	6,200	32
	Resource America Inc. Class A	5,286	31
*	Waterstone Financial Inc.	13,579	31
*	Asset Acceptance Capital Corp.	7,559	31
*	Avatar Holdings Inc.	1,994	30
*,^	Green Bankshares Inc.	11,102	29
*	Walker & Dunlop Inc.	2,127	28
	Pacific Continental Corp.	3,050	28
*	Marlin Business Services Corp.	2,196	28
	Independence Holding Co.	2,602	27
	MutualFirst Financial Inc.	2,926	27
	TF Financial Corp.	1,219	27
*	Encore Bancshares Inc.	2,207	27
	Orrstown Financial Services Inc.	1,000	26
	Diamond Hill Investment Group Inc.	300	24
*	First Acceptance Corp.	13,145	24
*	First Defiance Financial Corp.	1,600	24
	Kohlberg Capital Corp.	2,881	23

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Enterprise Financial Services Corp.	1,685	23
	Codorus Valley Bancorp Inc.	2,097	22
	Golub Capital BDC Inc.	1,500	22
	First of Long Island Corp.	800	22
	First Bancorp Inc.	1,500	22
*	BCSB Bancorp Inc.	1,582	22
*	Republic First Bancorp Inc.	10,019	22
	Bank of Marin Bancorp	600	21
*	Mercantile Bank Corp.	2,546	21
*,^	BankAtlantic Bancorp Inc. Class A	22,147	21
*	CompuCredit Holdings Corp.	8,796	20
2	Federal Agricultural Mortgage Corp.	900	20
*	United Security Bancshares	6,350	20
*	Capital Trust Inc. Class A	5,099	20
	First South Bancorp Inc.	4,352	19
*	BancTrust Financial Group Inc.	7,033	18
*	Netspend Holdings Inc.	1,800	18
	Wayne Savings Bancshares Inc.	2,079	18
*	Thomas Properties Group Inc.	5,320	17
*	Jefferson Bancshares Inc.	5,200	17
*	Consumer Portfolio Services Inc.	14,200	17
*	Intervest Bancshares Corp. Class A	5,348	16
^	Life Partners Holdings Inc.	4,687	16
*	MBT Financial Corp.	11,530	16
	ESB Financial Corp.	1,200	16
*	Tree.com Inc.	2,950	15
*,^	Princeton National Bancorp Inc.	2,999	15
	Eastern Virginia Bankshares Inc.	4,460	15
	Bridge Bancorp Inc.	700	15
	First M&F Corp.	3,952	15
	HopFed Bancorp Inc.	1,851	15
	Shore Bancshares Inc.	2,050	14
	Landmark Bancorp Inc.	866	14
	Sierra Bancorp	1,200	14
	Fox Chase Bancorp Inc.	1,000	14
	JMP Group Inc.	1,900	13
	Hawthorn Bancshares Inc.	1,642	13
	CNB Financial Corp.	900	12
*	CIFC Deerfield Corp.	1,764	12
*	Camco Financial Corp.	6,536	12
*	Metro Bancorp Inc.	1,000	11
	Meta Financial Group Inc.	554	11
*	American Independence Corp.	1,770	10
	National Interstate Corp.	445	10
	Institutional Financial Markets Inc.	2,883	10
	Ameriana Bancorp	1,926	10
	Citizens South Banking Corp.	2,348	10
*	North Valley Bancorp	923	10
	Alliance Financial Corp.	300	9
*	Colony Bankcorp Inc.	3,062	9
	QC Holdings Inc.	2,008	8
*	Farmers Capital Bank Corp.	1,430	8
*	BRT Realty Trust	1,187	7
*	First Security Group Inc.	10,668	7
*	Premierwest Bancorp	4,710	7
*	First Place Financial Corp.	5,836	7
*	HMN Financial Inc.	2,621	6
*	Atlantic Coast Financial Corp.	930	6
*	Royal Bancshares of Pennsylvania Inc.	4,060	6
	United Security Bancshares	1,292	6
^	Old Second Bancorp Inc.	6,115	5
*	Anchor Bancorp Wisconsin Inc.	6,479	5
*	Yadkin Valley Financial Corp.	2,100	4
*	Preferred Bank	424	3

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	FXCM Inc. Class A	300	3
*	Independent Bank Corp.	1,341	3
*	Fidelity Southern Corp.	311	2
*	NASB Financial Inc.	200	2
*	ZipRealty Inc.	900	2
*	Vestin Realty Mortgage II Inc.	1,269	2
	Terreno Realty Corp.	100	2
*	Valley National Bancorp Warrants Exp. 06/30/2015	570	2
*	Affirmative Insurance Holdings Inc.	500	1
	First United Corp.	200	1
*	Community Capital Corp.	299	1
*	Hallmark Financial Services	100	1
*	Southern Community Financial Corp.	400	—
*	Grubb & Ellis Co.	600	—
			1,034,983
Health Care (7.0%)
	Johnson & Johnson	1,221,202	81,234
	Pfizer Inc.	3,569,513	73,532
	Merck & Co. Inc.	1,376,553	48,579
	Abbott Laboratories	691,080	36,365
	UnitedHealth Group Inc.	488,576	25,201
*	Amgen Inc.	416,657	24,312
	Bristol-Myers Squibb Co.	760,614	22,027
	Medtronic Inc.	479,417	18,472
	Eli Lilly & Co.	465,409	17,467
	Baxter International Inc.	258,927	15,455
*	Gilead Sciences Inc.	355,404	14,717
	WellPoint Inc.	167,878	13,224
*	Celgene Corp.	210,351	12,688
*	Express Scripts Inc.	224,303	12,108
	Covidien plc	220,847	11,756
	Allergan Inc.	136,702	11,380
*	Thermo Fisher Scientific Inc.	174,424	11,231
*	Biogen Idec Inc.	102,249	10,932
*	Medco Health Solutions Inc.	180,664	10,211
	McKesson Corp.	113,592	9,502
	Becton Dickinson and Co.	98,801	8,514
*	Agilent Technologies Inc.	155,713	7,959
	Stryker Corp.	131,116	7,695
	Aetna Inc.	171,876	7,578
	St. Jude Medical Inc.	153,337	7,311
	Cardinal Health Inc.	156,342	7,101
*	Intuitive Surgical Inc.	17,424	6,484
	CIGNA Corp.	121,415	6,244
	Humana Inc.	75,543	6,084
*	Zimmer Holdings Inc.	86,173	5,446
	AmerisourceBergen Corp. Class A	122,492	5,071
*	Forest Laboratories Inc.	127,736	5,025
*	Mylan Inc.	195,128	4,814
*	Vertex Pharmaceuticals Inc.	91,650	4,765
*	Boston Scientific Corp.	681,719	4,711
	Quest Diagnostics Inc.	76,500	4,521
*	Edwards Lifesciences Corp.	51,287	4,471
*	Laboratory Corp. of America Holdings	45,477	4,402
*	Illumina Inc.	57,128	4,293
*	Hospira Inc.	74,733	4,234
*	Life Technologies Corp.	80,375	4,185
	CR Bard Inc.	38,047	4,180
*	Waters Corp.	40,909	3,917
*	Watson Pharmaceuticals Inc.	56,476	3,882
*	Cerner Corp.	63,448	3,877
*	Alexion Pharmaceuticals Inc.	81,684	3,842
*	Varian Medical Systems Inc.	53,890	3,773

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	DaVita Inc.	43,236	3,745
	Perrigo Co.	37,155	3,265
*	Henry Schein Inc.	41,153	2,946
*	Cephalon Inc.	34,027	2,719
*	CareFusion Corp.	99,793	2,711
*	Dendreon Corp.	65,934	2,600
*	Mettler-Toledo International Inc.	14,637	2,469
*	Coventry Health Care Inc.	67,274	2,454
	DENTSPLY International Inc.	64,057	2,439
*	HCA Holdings Inc.	72,154	2,381
*	Hologic Inc.	116,765	2,355
*	ResMed Inc.	68,608	2,123
*	Endo Pharmaceuticals Holdings Inc.	52,789	2,121
	Universal Health Services Inc. Class B	40,495	2,087
*	Human Genome Sciences Inc.	84,715	2,079
*	IDEXX Laboratories Inc.	25,870	2,007
*	Pharmasset Inc.	16,599	1,862
*	Regeneron Pharmaceuticals Inc.	31,460	1,784
*	Kinetic Concepts Inc.	29,023	1,673
	Omnicare Inc.	52,245	1,666
	Cooper Cos. Inc.	20,898	1,656
*	Allscripts Healthcare Solutions Inc.	85,260	1,656
*	Covance Inc.	27,139	1,611
*	Mednax Inc.	21,714	1,568
*	AMERIGROUP Corp.	22,227	1,566
	Warner Chilcott plc Class A	62,801	1,515
*	Gen-Probe Inc.	21,620	1,495
	Patterson Cos. Inc.	44,156	1,452
	PerkinElmer Inc.	52,940	1,425
*	Health Net Inc.	42,425	1,361
	Pharmaceutical Product Development Inc.	50,578	1,358
*	BioMarin Pharmaceutical Inc.	49,805	1,355
*	Tenet Healthcare Corp.	217,089	1,355
*	Sirona Dental Systems Inc.	25,276	1,342
*	Alere Inc.	36,477	1,336
*	United Therapeutics Corp.	24,080	1,327
	Techne Corp.	15,900	1,326
*	Healthspring Inc.	28,400	1,310
	Hill-Rom Holdings Inc.	28,213	1,299
	Lincare Holdings Inc.	43,664	1,278
*	Health Management Associates Inc. Class A	113,105	1,219
*	Brookdale Senior Living Inc. Class A	46,386	1,125
*	Healthsouth Corp.	42,549	1,117
*	Catalyst Health Solutions Inc.	19,950	1,114
	Teleflex Inc.	18,114	1,106
*	Community Health Systems Inc.	41,871	1,075
*	Bio-Rad Laboratories Inc. Class A	8,805	1,051
*	Salix Pharmaceuticals Ltd.	26,346	1,049
	Medicis Pharmaceutical Corp. Class A	27,192	1,038
*	Onyx Pharmaceuticals Inc.	28,559	1,008
	Owens & Minor Inc.	28,905	997
*	WellCare Health Plans Inc.	19,259	990
*	HMS Holdings Corp.	12,690	976
*	Cubist Pharmaceuticals Inc.	26,706	961
*	Cepheid Inc.	27,622	957
*	Incyte Corp. Ltd.	50,282	952
*	Myriad Genetics Inc.	41,274	937
	STERIS Corp.	26,651	932
*	LifePoint Hospitals Inc.	23,572	921
*	Seattle Genetics Inc.	43,886	901
*	Charles River Laboratories International Inc.	21,975	893
*	Thoratec Corp.	26,662	875
*	Amylin Pharmaceuticals Inc.	63,890	854
*	Centene Corp.	23,500	835

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Magellan Health Services Inc.	14,915	816
*	InterMune Inc.	22,600	810
*	Alkermes Inc.	42,914	798
	Quality Systems Inc.	9,100	794
*	VCA Antech Inc.	37,100	787
*	Volcano Corp.	23,709	766
*	Haemonetics Corp.	11,563	744
	Masimo Corp.	24,592	730
*	PSS World Medical Inc.	25,250	707
*	Theravance Inc.	31,838	707
*	Bruker Corp.	33,964	692
	Chemed Corp.	10,400	681
	West Pharmaceutical Services Inc.	15,175	664
*	Ariad Pharmaceuticals Inc.	58,412	662
*	Viropharma Inc.	35,431	655
*	Questcor Pharmaceuticals Inc.	27,022	651
*	Align Technology Inc.	28,161	642
*	Immucor Inc.	31,280	639
*	Parexel International Corp.	26,600	627
*	Impax Laboratories Inc.	28,333	617
*	athenahealth Inc.	15,000	617
*	NuVasive Inc.	18,150	597
*	Acorda Therapeutics Inc.	17,540	567
*	Zoll Medical Corp.	9,900	561
*	Par Pharmaceutical Cos. Inc.	16,227	535
*	Kindred Healthcare Inc.	24,080	517
*	Exelixis Inc.	56,205	504
	Invacare Corp.	15,107	501
*	Integra LifeSciences Holdings Corp.	10,001	478
	Meridian Bioscience Inc.	18,208	439
*	Medicines Co.	26,016	430
*	Auxilium Pharmaceuticals Inc.	21,700	425
*	Amsurg Corp. Class A	16,200	423
*	CONMED Corp.	14,640	417
*	Isis Pharmaceuticals Inc.	43,725	401
*	Luminex Corp.	18,616	389
*	Nektar Therapeutics	51,476	374
*	Air Methods Corp.	5,000	374
*	Momenta Pharmaceuticals Inc.	19,200	374
*	Medivation Inc.	17,315	371
*	DexCom Inc.	25,600	371
*	Neogen Corp.	8,203	371
*	Hanger Orthopedic Group Inc.	15,135	370
*	Cyberonics Inc.	13,200	369
*	MWI Veterinary Supply Inc.	4,500	363
*	Vivus Inc.	43,814	357
*	Amedisys Inc.	13,234	352
	Computer Programs & Systems Inc.	5,500	349
*	Insulet Corp.	15,700	348
*	Accretive Health Inc.	12,000	346
*	Immunogen Inc.	27,900	340
*	Arthrocare Corp.	10,116	339
*	Halozyme Therapeutics Inc.	48,700	337
*	Greatbatch Inc.	12,541	336
	PDL BioPharma Inc.	56,495	332
*	NxStage Medical Inc.	15,400	321
*	Savient Pharmaceuticals Inc.	41,761	313
	Analogic Corp.	5,900	310
*	MAKO Surgical Corp.	10,300	306
*	Wright Medical Group Inc.	20,400	306
	Landauer Inc.	4,900	302
*	Affymetrix Inc.	36,894	293
*	Abaxis Inc.	10,700	292
*	Merit Medical Systems Inc.	16,048	288

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	NPS Pharmaceuticals Inc.	30,446	288
*	ABIOMED Inc.	17,700	287
*	Healthways Inc.	18,313	278
*	Bio-Reference Labs Inc.	13,288	278
*	Gentiva Health Services Inc.	13,331	278
*	IPC The Hospitalist Co. Inc.	5,950	276
*	MedAssets Inc.	20,000	267
*	Sequenom Inc.	35,330	267
*	HeartWare International Inc.	3,600	267
*	Omnicell Inc.	17,100	267
*	Orthofix International NV	6,201	263
*	ICU Medical Inc.	6,000	262
*	Molina Healthcare Inc.	9,577	260
*	Enzon Pharmaceuticals Inc.	25,691	258
*	Ironwood Pharmaceuticals Inc.	16,203	255
*	Akorn Inc.	36,344	254
*	Depomed Inc.	30,706	251
*	Neurocrine Biosciences Inc.	31,134	251
*	Accuray Inc.	31,000	248
*	Geron Corp.	61,880	248
*,^	Oncothyreon Inc.	26,900	247
*	Natus Medical Inc.	16,200	245
*	Emeritus Corp.	11,336	241
*	Endologix Inc.	25,493	237
*	OraSure Technologies Inc.	27,290	233
*	Rural/Metro Corp.	13,470	232
*	AVANIR Pharmaceuticals Inc.	68,700	231
*	Quidel Corp.	15,000	227
*	Team Health Holdings Inc.	9,800	221
*	Pharmacyclics Inc.	20,829	217
*	Jazz Pharmaceuticals Inc.	6,400	213
*	Rigel Pharmaceuticals Inc.	22,789	209
*	PharMerica Corp.	16,254	207
*	Corvel Corp.	4,356	204
*	Sunrise Senior Living Inc.	21,300	203
	Assisted Living Concepts Inc. Class A	12,088	203
*	Ardea Biosciences Inc.	7,870	200
*	AVEO Pharmaceuticals Inc.	9,600	198
*	Targacept Inc.	9,382	198
	Universal American Corp.	17,857	196
*	Idenix Pharmaceuticals Inc.	38,834	194
*	Lexicon Pharmaceuticals Inc.	108,609	191
*	Neoprobe Corp.	56,200	187
*	Immunomedics Inc.	45,675	186
	US Physical Therapy Inc.	7,500	185
*	Curis Inc.	51,720	185
*	Arqule Inc.	29,301	183
*	Emergent Biosolutions Inc.	8,100	183
*	Conceptus Inc.	15,600	182
*	SIGA Technologies Inc.	18,380	179
*	Inhibitex Inc.	45,000	176
*	AMAG Pharmaceuticals Inc.	9,333	175
*	Affymax Inc.	25,454	175
*	Alphatec Holdings Inc.	50,000	174
*	SonoSite Inc.	4,808	169
*	MannKind Corp.	44,395	169
*	AMN Healthcare Services Inc.	20,205	168
*	Optimer Pharmaceuticals Inc.	14,102	168
*	Opko Health Inc.	44,977	166
*,^	Cell Therapeutics Inc.	104,385	164
*	Select Medical Holdings Corp.	18,410	163
*	Alnylam Pharmaceuticals Inc.	16,500	155
*	Arena Pharmaceuticals Inc.	111,908	152
*	Sciclone Pharmaceuticals Inc.	25,157	152

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Continucare Corp.	23,735	147
*	Capital Senior Living Corp.	15,700	146
*	Medidata Solutions Inc.	6,100	146
*	Spectrum Pharmaceuticals Inc.	15,700	145
*	Triple-S Management Corp. Class B	6,635	144
*	Spectranetics Corp.	22,996	143
*	Micromet Inc.	24,730	142
*	Caliper Life Sciences Inc.	17,380	141
*	Sangamo Biosciences Inc.	23,683	140
*,^	Biolase Technology Inc.	27,122	139
*	American Dental Partners Inc.	10,709	139
*	Dynavax Technologies Corp.	49,928	137
*	Nabi Biopharmaceuticals	25,371	137
*	Emdeon Inc. Class A	10,393	136
*	LHC Group Inc.	5,900	136
*	Symmetry Medical Inc.	15,100	135
*	Cross Country Healthcare Inc.	17,700	135
*	BioScrip Inc.	20,408	132
*	Biosante Pharmaceuticals Inc.	47,015	129
*	Ligand Pharmaceuticals Inc. Class B	10,713	128
*	Progenics Pharmaceuticals Inc.	17,436	125
*	eResearchTechnology Inc.	19,350	123
	Cantel Medical Corp.	4,500	121
*	Peregrine Pharmaceuticals Inc.	64,955	121
*	Genomic Health Inc.	4,300	120
	National Healthcare Corp.	2,400	119
*	ZIOPHARM Oncology Inc.	19,200	118
*	Chelsea Therapeutics International Ltd.	22,900	117
*	Exact Sciences Corp.	13,166	113
	Ensign Group Inc.	3,692	112
*	Angiodynamics Inc.	7,693	109
*	Palomar Medical Technologies Inc.	9,700	109
*	Kensey Nash Corp.	4,291	108
*	Merge Healthcare Inc.	20,581	107
*	IRIS International Inc.	10,700	107
*	Corcept Therapeutics Inc.	26,427	105
*	Hi-Tech Pharmacal Co. Inc.	3,513	102
*	SuperGen Inc.	33,900	101
*	Five Star Quality Care Inc.	17,293	100
*	ExamWorks Group Inc.	3,948	100
*	AVI BioPharma Inc.	70,000	100
*	Metabolix Inc.	13,884	99
*	Biotime Inc.	18,600	95
*	Cytokinetics Inc.	75,925	95
*	Columbia Laboratories Inc.	30,465	94
*	Novavax Inc.	45,222	91
	Pain Therapeutics Inc.	23,200	90
*	XenoPort Inc.	11,900	85
*	Medical Action Industries Inc.	10,350	84
*	Keryx Biopharmaceuticals Inc.	17,700	84
*	Protalix BioTherapeutics Inc.	13,000	81
*	Medcath Corp.	5,899	80
	Atrion Corp.	400	79
*	CryoLife Inc.	14,000	78
*	MAP Pharmaceuticals Inc.	4,899	78
*	XOMA Ltd.	32,833	77
*	Cadence Pharmaceuticals Inc.	8,368	77
*	Acadia Pharmaceuticals Inc.	46,740	76
*	Furiex Pharmaceuticals Inc.	4,223	75
	Maxygen Inc.	13,320	73
*	Vical Inc.	17,115	71
*	Achillion Pharmaceuticals Inc.	9,400	70
*,^	Unilife Corp.	13,248	69
*	Sun Healthcare Group Inc.	8,543	69

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Array Biopharma Inc.	29,985	67
*	KV Pharmaceutical Co. Class A	24,333	66
*	SurModics Inc.	5,945	66
*	ISTA Pharmaceuticals Inc.	8,537	65
*	Durect Corp.	31,841	65
*	Rochester Medical Corp.	7,086	64
*,^	Delcath Systems Inc.	11,898	61
*	Kendle International Inc.	4,000	60
*	Allos Therapeutics Inc.	28,177	60
*	Almost Family Inc.	2,200	60
	Young Innovations Inc.	2,100	60
*	RTI Biologics Inc.	21,863	59
*	Hooper Holmes Inc.	63,605	59
*	Orexigen Therapeutics Inc.	37,138	59
*	Adolor Corp.	29,428	59
*	Zalicus Inc.	24,315	58
*	Anika Therapeutics Inc.	8,000	57
*	Albany Molecular Research Inc.	11,811	57
*	Skilled Healthcare Group Inc.	6,000	57
*	Cerus Corp.	18,474	55
*	Pozen Inc.	12,462	52
*	Hansen Medical Inc.	15,321	52
*	Synovis Life Technologies Inc.	2,995	52
*,^	Cytori Therapeutics Inc.	10,800	52
*	Dyax Corp.	25,397	50
*	Transcend Services Inc.	1,700	50
*	Cambrex Corp.	10,772	50
*	Stereotaxis Inc.	14,107	50
*,^	Somaxon Pharmaceuticals Inc.	22,900	49
	Psychemedics Corp.	4,980	47
*	Apricus Biosciences Inc.	9,500	46
*	MELA Sciences Inc.	19,288	45
*	BioCryst Pharmaceuticals Inc.	11,700	45
*	GTx Inc.	8,800	42
*	Alliance HealthCare Services Inc.	10,800	41
*	Osiris Therapeutics Inc.	5,258	41
*	Enzo Biochem Inc.	9,435	40
*	Myrexis Inc.	11,168	40
*	Harvard Bioscience Inc.	7,434	40
*	Providence Service Corp.	3,100	39
*	LCA-Vision Inc.	8,112	39
*	Vanda Pharmaceuticals Inc.	5,400	39
*	Aastrom Biosciences Inc.	13,995	39
*	BioMimetic Therapeutics Inc.	7,381	38
*	Santarus Inc.	11,122	38
*	CytRx Corp.	51,700	37
*	PDI Inc.	5,100	36
*	Insmed Inc.	3,005	36
*	Codexis Inc.	3,645	35
*	PROLOR Biotech Inc.	6,863	34
*	Complete Genomics Inc.	2,200	34
*	Allied Healthcare International Inc.	13,317	33
*	Chindex International Inc.	2,400	33
*	Exactech Inc.	1,758	32
*	Telik Inc.	39,883	31
*	Obagi Medical Products Inc.	3,000	28
*	Vascular Solutions Inc.	2,200	27
*	Celldex Therapeutics Inc.	7,537	27
*	Cardiovascular Systems Inc.	1,800	26
*	Anthera Pharmaceuticals Inc.	3,100	25
*	StemCells Inc.	46,900	25
*	MedQuist Holdings Inc.	1,900	25
*	RadNet Inc.	5,579	25
*	Cutera Inc.	2,800	24

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Icad Inc.	21,400	22
*	CardioNet Inc.	4,200	22
*	Anadys Pharmaceuticals Inc.	21,879	22
*	Staar Surgical Co.	4,100	22
*	Theragenics Corp.	11,916	21
*	Orchid Cellmark Inc.	7,589	21
*	Inovio Pharmaceuticals Inc.	33,339	20
*	Strategic Diagnostics Inc.	9,612	19
*	HealthStream Inc.	1,300	17
*	ThermoGenesis Corp.	8,484	17
*	Pacific Biosciences of California Inc.	1,400	16
*	Cynosure Inc. Class A	1,300	16
*	GenVec Inc.	4,749	15
*	Dusa Pharmaceuticals Inc.	2,300	14
*	Synta Pharmaceuticals Corp.	2,800	14
*	Hemispherx Biopharma Inc.	35,200	14
*	Infinity Pharmaceuticals Inc.	1,525	13
*	Alexza Pharmaceuticals Inc.	5,996	11
*	Entremed Inc.	4,828	11
*	OncoGenex Pharmaceutical Inc.	636	11
*	Repligen Corp.	2,900	11
*	Cel-Sci Corp.	19,362	10
*	Idera Pharmaceuticals Inc.	4,300	9
*	Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	9,500	9
*	Discovery Laboratories Inc.	3,736	8
*	IVAX Diagnostics Inc.	8,700	8
*	Agenus Inc.	8,912	7
*	Mediware Information Systems	500	6
*	Capstone Therapeutics Corp.	20,010	5
*	ADVENTRX Pharmaceuticals Inc.	1,416	4
*	AspenBio Pharma Inc.	6,000	4
*	Biodel Inc.	2,000	4
*	Biospecifics Technologies Corp.	166	4
*	Digirad Corp.	1,200	3
*	RXi Pharmaceuticals Corp.	2,936	3
*	Arrowhead Research Corp.	5,498	3
*	AtriCure Inc.	200	3
*	Metropolitan Health Networks Inc.	400	2
*	Poniard Pharmaceuticals Inc.	4,773	1
*	Repros Therapeutics Inc.	175	1
*	EpiCept Corp.	638	—
*	Bovie Medical Corp.	100	—
*	Palatin Technologies Inc.	160	—
			780,402
Industrials (7.0%)
	General Electric Co.	4,740,723	89,410
	United Technologies Corp.	390,956	34,604
	Caterpillar Inc.	285,326	30,376
	3M Co.	302,170	28,661
	United Parcel Service Inc. Class B	328,257	23,940
	Boeing Co.	312,526	23,105
	Union Pacific Corp.	219,333	22,898
	Honeywell International Inc.	332,668	19,824
	Emerson Electric Co.	336,756	18,943
	Deere & Co.	188,229	15,519
	Danaher Corp.	250,459	13,272
	CSX Corp.	496,686	13,023
	FedEx Corp.	133,631	12,675
	Norfolk Southern Corp.	159,025	11,916
	Illinois Tool Works Inc.	200,663	11,335

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Lockheed Martin Corp.	132,798	10,753
	Precision Castparts Corp.	64,178	10,567
	General Dynamics Corp.	141,492	10,544
	Tyco International Ltd.	211,554	10,457
	Cummins Inc.	84,121	8,706
	Northrop Grumman Corp.	123,814	8,587
	Raytheon Co.	160,769	8,014
	Waste Management Inc.	201,917	7,525
	PACCAR Inc.	147,256	7,523
	Eaton Corp.	143,000	7,357
	Ingersoll-Rand plc	147,346	6,691
	Parker Hannifin Corp.	72,484	6,505
	CH Robinson Worldwide Inc.	74,168	5,847
	Dover Corp.	83,522	5,663
	Rockwell Automation Inc.	63,823	5,537
	Goodrich Corp.	56,126	5,360
	Fluor Corp.	79,290	5,127
	Stanley Black & Decker Inc.	71,027	5,117
	Expeditors International of Washington Inc.	95,162	4,871
	ITT Corp.	77,983	4,596
	Fastenal Co.	125,294	4,509
	Joy Global Inc.	46,976	4,474
	L-3 Communications Holdings Inc.	50,621	4,427
	Cooper Industries plc	73,658	4,395
	Rockwell Collins Inc.	69,710	4,300
	Republic Services Inc. Class A	137,305	4,236
	WW Grainger Inc.	26,543	4,078
	Southwest Airlines Co.	354,689	4,051
	Roper Industries Inc.	42,848	3,569
*	Delta Air Lines Inc.	373,568	3,426
*	United Continental Holdings Inc.	147,091	3,329
*	Stericycle Inc.	36,362	3,241
	AMETEK Inc.	72,134	3,239
	Bucyrus International Inc. Class A	34,650	3,176
	Textron Inc.	123,588	2,918
	Pall Corp.	51,600	2,901
	Iron Mountain Inc.	80,460	2,743
	Flowserve Corp.	24,921	2,739
*	Kansas City Southern	46,150	2,738
	KBR Inc.	67,600	2,548
*	Jacobs Engineering Group Inc.	56,700	2,452
	Pitney Bowes Inc.	91,042	2,093
*	AGCO Corp.	42,304	2,088
*	WABCO Holdings Inc.	29,870	2,063
	JB Hunt Transport Services Inc.	43,490	2,048
	Donaldson Co. Inc.	32,858	1,994
*	Owens Corning	52,997	1,979
	Manpower Inc.	36,845	1,977
	Gardner Denver Inc.	23,292	1,958
*	TransDigm Group Inc.	21,300	1,942
	Masco Corp.	161,383	1,941
	Cintas Corp.	58,612	1,936
*	Hertz Global Holdings Inc.	120,700	1,917
*	Quanta Services Inc.	94,803	1,915
	Equifax Inc.	54,887	1,906
*	Verisk Analytics Inc. Class A	54,901	1,901
	Timken Co.	37,595	1,895
	SPX Corp.	22,644	1,872
*	BE Aerospace Inc.	45,857	1,871
	RR Donnelley & Sons Co.	92,206	1,808
	Pentair Inc.	44,261	1,786
	Avery Dennison Corp.	45,599	1,761
*	Navistar International Corp.	30,779	1,738
*	Foster Wheeler AG	56,002	1,701

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	IDEX Corp.	36,953	1,694
	Dun & Bradstreet Corp.	22,427	1,694
	Robert Half International Inc.	62,235	1,682
*	URS Corp.	37,031	1,657
	Snap-On Inc.	25,935	1,620
	Towers Watson & Co. Class A	24,590	1,616
	Hubbell Inc. Class B	24,049	1,562
	Waste Connections Inc.	49,175	1,560
*	IHS Inc. Class A	18,698	1,560
	Kennametal Inc.	36,783	1,553
	Nordson Corp.	27,118	1,487
*	Sensata Technologies Holding NV	39,100	1,472
*	Babcock & Wilcox Co.	52,140	1,445
	Wabtec Corp.	21,514	1,414
*	Terex Corp.	49,501	1,408
	MSC Industrial Direct Co. Class A	20,855	1,383
	Graco Inc.	27,196	1,378
	Lincoln Electric Holdings Inc.	37,650	1,350
	Carlisle Cos. Inc.	27,412	1,349
*	Aecom Technology Corp.	48,064	1,314
	Ryder System Inc.	22,950	1,305
*	Kirby Corp.	22,700	1,286
*	Nielsen Holdings NV	40,389	1,259
*	Thomas & Betts Corp.	23,332	1,256
*	Copart Inc.	26,865	1,252
	Trinity Industries Inc.	35,788	1,248
*	Oshkosh Corp.	40,908	1,184
	Harsco Corp.	36,246	1,182
*	Shaw Group Inc.	38,606	1,166
	Regal-Beloit Corp.	17,401	1,162
*	Alaska Air Group Inc.	16,578	1,135
*	Clean Harbors Inc.	10,765	1,111
	Crane Co.	22,197	1,097
*	GrafTech International Ltd.	53,699	1,088
	Acuity Brands Inc.	19,313	1,077
	CLARCOR Inc.	22,771	1,077
*	Corrections Corp. of America	49,322	1,068
*	Spirit Aerosystems Holdings Inc. Class A	48,510	1,067
	Alliant Techsystems Inc.	14,920	1,064
*	Esterline Technologies Corp.	13,786	1,053
*	Polypore International Inc.	15,500	1,052
*	WESCO International Inc.	19,325	1,045
*	Genesee & Wyoming Inc. Class A	17,719	1,039
	Landstar System Inc.	22,171	1,031
*	General Cable Corp.	23,550	1,003
	Manitowoc Co. Inc.	59,348	999
	Covanta Holding Corp.	60,053	990
	Valmont Industries Inc.	10,257	989
	Robbins & Myers Inc.	18,523	979
	Con-way Inc.	25,126	975
*	Dollar Thrifty Automotive Group Inc.	13,100	966
*	Hexcel Corp.	44,000	963
	Woodward Inc.	26,501	924
	UTi Worldwide Inc.	45,928	904
	Alexander & Baldwin Inc.	18,629	897
	Lennox International Inc.	20,606	887
*	EMCOR Group Inc.	30,000	879
	Triumph Group Inc.	8,806	877
	Toro Co.	14,200	859
	Actuant Corp. Class A	31,261	839
*	Teledyne Technologies Inc.	16,121	812
*	AMR Corp.	150,176	811
	Watsco Inc.	11,700	795
*	Avis Budget Group Inc.	46,493	795

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	FTI Consulting Inc.	20,880	792
*	Moog Inc. Class A	18,001	783
	GATX Corp.	20,936	777
*	EnerSys	22,380	770
*	Middleby Corp.	8,053	757
	United Stationers Inc.	21,038	745
	Belden Inc.	21,225	740
	AO Smith Corp.	17,317	733
*	Huntington Ingalls Industries Inc.	20,885	721
	Brady Corp. Class A	22,462	720
*	Old Dominion Freight Line Inc.	19,125	713
*	Chart Industries Inc.	12,917	697
*	JetBlue Airways Corp.	113,611	693
*	United Rentals Inc.	27,180	690
*	Atlas Air Worldwide Holdings Inc.	11,600	690
*	Acacia Research - Acacia Technologies	18,731	687
	Corporate Executive Board Co.	15,546	679
*	CoStar Group Inc.	11,417	677
*	Geo Group Inc.	29,380	677
	Curtiss-Wright Corp.	20,768	672
	Herman Miller Inc.	24,587	669
*	US Airways Group Inc.	73,722	657
	Mueller Industries Inc.	17,029	646
*	Meritor Inc.	39,981	641
	Brink's Co.	21,157	631
*	HUB Group Inc. Class A	16,707	629
*	Tetra Tech Inc.	27,938	629
*	II-VI Inc.	24,400	625
	Applied Industrial Technologies Inc.	17,489	623
	Rollins Inc.	30,076	613
	Mine Safety Appliances Co.	15,502	579
	Deluxe Corp.	23,137	572
	Kaydon Corp.	15,189	567
	Interface Inc. Class A	28,843	559
	ABM Industries Inc.	23,250	543
	Macquarie Infrastructure Co. LLC	19,600	541
	Simpson Manufacturing Co. Inc.	18,100	541
	Werner Enterprises Inc.	21,577	541
	HNI Corp.	20,835	523
	Barnes Group Inc.	20,864	518
*	EnPro Industries Inc.	10,619	510
	Forward Air Corp.	14,553	492
	AAR Corp.	18,100	490
	Watts Water Technologies Inc. Class A	13,755	487
	Knight Transportation Inc.	28,265	480
*	Swift Transportation Co.	35,393	480
*	Beacon Roofing Supply Inc.	20,975	479
*	MasTec Inc.	23,875	471
*	USG Corp.	32,800	470
*	Ceradyne Inc.	11,946	466
*	Korn/Ferry International	21,101	464
	Briggs & Stratton Corp.	22,996	457
	Knoll Inc.	22,700	456
	Healthcare Services Group Inc.	27,963	454
	Heartland Express Inc.	27,418	454
	ESCO Technologies Inc.	12,280	452
*	Orbital Sciences Corp.	26,000	438
	Seaboard Corp.	177	428
	Steelcase Inc. Class A	37,426	426
*	Advisory Board Co.	7,291	422
	Franklin Electric Co. Inc.	8,900	418
	Armstrong World Industries Inc.	9,156	417
	Kaman Corp.	11,651	413
	Cubic Corp.	7,900	403

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Mobile Mini Inc.	18,800	398
	Granite Construction Inc.	16,177	397
	Raven Industries Inc.	7,100	396
*	SYKES Enterprises Inc.	18,316	394
*	DigitalGlobe Inc.	15,460	393
	Skywest Inc.	25,900	390
*	Blount International Inc.	22,037	385
	HEICO Corp.	7,031	385
*	Insituform Technologies Inc. Class A	18,100	380
*	GeoEye Inc.	10,068	377
	American Science & Engineering Inc.	4,600	368
	Insperity Inc.	12,400	367
	Titan International Inc.	15,125	367
*	3D Systems Corp.	18,608	367
	Aircastle Ltd.	28,426	362
*	Altra Holdings Inc.	14,100	338
	HEICO Corp. Class A	8,382	333
*	Amerco Inc.	3,428	330
*	Allegiant Travel Co. Class A	6,346	314
	Lindsay Corp.	4,550	313
*	Colfax Corp.	12,600	312
*	Dycom Industries Inc.	19,090	312
	Unifirst Corp.	5,500	309
*	RBC Bearings Inc.	8,077	305
*	Astec Industries Inc.	8,243	305
*	Sauer-Danfoss Inc.	6,000	302
	CIRCOR International Inc.	6,700	287
*	Griffon Corp.	28,390	286
	Albany International Corp.	10,722	283
	Ameron International Corp.	4,300	282
	Arkansas Best Corp.	11,800	280
*	TrueBlue Inc.	19,304	280
*	KAR Auction Services Inc.	14,715	278
	Tennant Co.	6,900	276
	Mueller Water Products Inc. Class A	69,074	275
*	Huron Consulting Group Inc.	8,890	269
	Gorman-Rupp Co.	8,065	266
	Quanex Building Products Corp.	15,990	262
*	SFN Group Inc.	27,899	254
*	Navigant Consulting Inc.	24,078	253
	AAON Inc.	11,295	247
	Tutor Perini Corp.	12,800	246
	TAL International Group Inc.	7,090	245
*	Interline Brands Inc.	13,304	244
*	Exponent Inc.	5,516	240
*	Kadant Inc.	7,610	240
*	Kforce Inc.	18,307	239
*	RSC Holdings Inc.	20,000	239
*	Titan Machinery Inc.	8,200	236
	G&K Services Inc. Class A	6,939	235
	Resources Connection Inc.	19,200	231
	McGrath Rentcorp	8,200	230
*	Wabash National Corp.	24,350	228
*	Layne Christensen Co.	7,508	228
*	Consolidated Graphics Inc.	4,100	225
	Cascade Corp.	4,700	224
*	Capstone Turbine Corp.	145,476	223
	Sun Hydraulics Corp.	4,600	220
	AZZ Inc.	4,614	211
	Apogee Enterprises Inc.	16,300	209
	Badger Meter Inc.	5,482	203
*	H&E Equipment Services Inc.	14,293	200
	Vicor Corp.	12,179	197
	Encore Wire Corp.	8,050	195

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Aerovironment Inc.	5,500	194
	Comfort Systems USA Inc.	18,300	194
*	American Superconductor Corp.	21,408	194
*	Cenveo Inc.	30,001	192
	John Bean Technologies Corp.	9,900	191
*	Furmanite Corp.	23,697	188
*	Celadon Group Inc.	13,325	186
*	Trimas Corp.	7,500	186
	National Presto Industries Inc.	1,820	185
	Tredegar Corp.	10,055	185
*	Force Protection Inc.	37,036	184
	Heidrick & Struggles International Inc.	8,100	183
	NACCO Industries Inc. Class A	1,891	183
*	A123 Systems Inc.	34,039	181
	Universal Forest Products Inc.	7,421	178
*	Higher One Holdings Inc.	9,355	177
*	Columbus McKinnon Corp.	9,837	177
	Ennis Inc.	10,009	174
*	GenCorp Inc.	27,100	174
	EnergySolutions Inc.	35,200	174
*	CBIZ Inc.	23,323	172
	Viad Corp.	7,547	168
*	Rush Enterprises Inc. Class A	8,750	167
*	FreightCar America Inc.	6,515	165
*	Generac Holdings Inc.	8,265	160
*	Team Inc.	6,636	160
*	Kelly Services Inc. Class A	9,400	155
	Great Lakes Dredge & Dock Corp.	27,781	155
*	ACCO Brands Corp.	19,708	155
*	Taser International Inc.	34,000	155
*	Greenbrier Cos. Inc.	7,720	153
*	ICF International Inc.	6,000	152
*	InnerWorkings Inc.	18,129	151
	Standex International Corp.	4,900	150
*	MYR Group Inc.	6,400	150
	LB Foster Co. Class A	4,500	148
*	GP Strategies Corp.	10,600	145
	Houston Wire & Cable Co.	9,300	145
	Intersections Inc.	7,870	143
*	Accuride Corp.	10,602	134
	US Ecology Inc.	7,800	133
	Marten Transport Ltd.	6,150	133
*	M&F Worldwide Corp.	5,100	132
	Alamo Group Inc.	5,242	124
	Federal Signal Corp.	18,853	124
	CDI Corp.	9,200	122
*	Global Power Equipment Group Inc.	4,556	121
	Miller Industries Inc.	6,446	120
*	Trex Co. Inc.	4,900	120
	Ducommun Inc.	5,800	119
*	Lydall Inc.	9,942	119
*	Flow International Corp.	32,500	116
	Ampco-Pittsburgh Corp.	4,900	115
*	FuelCell Energy Inc.	85,818	112
*	NN Inc.	7,480	112
*	Metalico Inc.	18,800	111
*	Odyssey Marine Exploration Inc.	34,066	107
*	American Reprographics Co.	15,057	106
	Graham Corp.	5,200	106
*	School Specialty Inc.	7,299	105
*	Genco Shipping & Trading Ltd.	13,908	105
*	Air Transport Services Group Inc.	15,253	104
*	Powell Industries Inc.	2,832	103
*	EnerNOC Inc.	6,500	102

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Multi-Color Corp.	4,087	101
*	CRA International Inc.	3,678	100
*	Commercial Vehicle Group Inc.	7,012	99
*	PMFG Inc.	5,000	99
*	RailAmerica Inc.	6,600	99
*	Hawaiian Holdings Inc.	17,000	97
*	On Assignment Inc.	9,800	96
*	Sterling Construction Co. Inc.	6,900	95
	Kimball International Inc. Class B	14,764	95
*	Republic Airways Holdings Inc.	17,114	93
	American Woodmark Corp.	5,385	93
*	Park-Ohio Holdings Corp.	4,400	93
*	Gibraltar Industries Inc.	8,200	93
*	Orion Marine Group Inc.	9,800	92
*	Ener1 Inc.	83,226	92
*	DXP Enterprises Inc.	3,600	91
	Primoris Services Corp.	6,977	90
*	Astronics Corp.	2,800	86
*	Saia Inc.	5,051	86
	Dynamic Materials Corp.	3,700	83
	Met-Pro Corp.	7,266	83
*	Willis Lease Finance Corp.	6,189	82
*	Quality Distribution Inc.	6,326	82
*	Fuel Tech Inc.	12,400	82
*	Northwest Pipe Co.	3,150	82
*	Active Power Inc.	31,013	76
	Aceto Corp.	11,107	75
*	Dolan Co.	8,600	73
	Insteel Industries Inc.	5,800	73
	Twin Disc Inc.	1,800	70
*	Energy Recovery Inc.	21,262	70
	Schawk Inc. Class A	4,100	68
*	Broadwind Energy Inc.	46,080	67
*	Hudson Highland Group Inc.	12,330	66
*	Casella Waste Systems Inc. Class A	10,781	66
*	Satcon Technology Corp.	26,400	63
*	Pacer International Inc.	13,300	63
*	Perma-Fix Environmental Services	44,758	62
*	United Capital Corp.	2,064	62
*	Kratos Defense & Security Solutions Inc.	5,043	61
*	Pike Electric Corp.	6,910	61
*	Builders FirstSource Inc.	28,380	61
*	LMI Aerospace Inc.	2,400	59
	Preformed Line Products Co.	823	59
	Douglas Dynamics Inc.	3,700	58
*	Eagle Bulk Shipping Inc.	22,733	56
*	PowerSecure International Inc.	7,800	56
*	WCA Waste Corp.	9,763	56
*	Michael Baker Corp.	2,659	56
*	TRC Cos. Inc.	8,800	55
*,^	Valence Technology Inc.	46,165	54
*	American Railcar Industries Inc.	2,200	52
*	Tecumseh Products Co. Class A	4,923	50
*	Hill International Inc.	8,700	50
*	Standard Parking Corp.	3,100	50
	LSI Industries Inc.	6,007	48
*	NCI Building Systems Inc.	4,160	47
*	USA Truck Inc.	4,100	46
*	CAI International Inc.	2,200	45
*	Mistras Group Inc.	2,700	44
*	APAC Customer Services Inc.	8,134	43
*	Ultralife Corp.	9,200	43
	Lawson Products Inc.	2,138	42
*	Covenant Transportation Group Inc. Class A	4,806	37

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Xerium Technologies Inc.	2,000	37
	Courier Corp.	3,348	37
*	PAM Transportation Services Inc.	3,663	36
*	Magnetek Inc.	19,000	35
*	Pinnacle Airlines Corp.	7,373	33
*	Innovative Solutions & Support Inc.	5,724	31
	International Shipholding Corp.	1,442	31
	Barrett Business Services Inc.	1,900	27
*	BlueLinx Holdings Inc.	11,400	26
*	UQM Technologies Inc.	10,950	25
	Superior Uniform Group Inc.	2,008	24
*	Integrated Electrical Services Inc.	7,350	23
*	Ameresco Inc. Class A	1,600	23
*	Roadrunner Transportation Systems Inc.	1,500	23
	LS Starrett Co. Class A	2,200	23
*	Hurco Cos. Inc.	700	23
	Hardinge Inc.	2,000	22
	Virco Manufacturing	7,736	22
*	SL Industries Inc.	850	20
	SeaCube Container Leasing Ltd.	1,122	19
*	Rush Enterprises Inc. Class B	1,149	18
	Standard Register Co.	5,676	18
*	Patriot Transportation Holding Inc.	783	18
	VSE Corp.	700	17
*	Frozen Food Express Industries	4,700	17
*	Plug Power Inc.	7,083	16
	Baltic Trading Ltd.	2,700	15
*,^	Hoku Corp.	7,900	13
*,^	YRC Worldwide Inc.	10,992	12
*	Applied Energetics Inc.	34,281	11
	Horizon Lines Inc. Class A	9,400	11
*	Omega Flex Inc.	810	11
*	Universal Truckload Services Inc.	600	10
*	Tecumseh Products Co. Class B	1,000	10
*	Arotech Corp.	4,507	10
*	Sypris Solutions Inc.	2,100	9
*	Innotrac Corp.	5,748	8
*	TBS International plc Class A	4,500	8
*	Altair Nanotechnologies Inc.	8,350	7
*	BlueLinx Holdings Inc. Rights Exp. 07/22/2011	11,400	2
			778,566
Information Technology (10.8%)
*	Apple Inc.	411,310	138,064
	International Business Machines Corp.	544,556	93,419
	Microsoft Corp.	3,376,198	87,781
	Oracle Corp.	1,804,607	59,390
*	Google Inc. Class A	112,017	56,723
	Intel Corp.	2,450,320	54,299
	Qualcomm Inc.	734,065	41,688
	Cisco Systems Inc.	2,467,125	38,512
	Hewlett-Packard Co.	971,100	35,348
*	EMC Corp.	924,033	25,457
	Visa Inc. Class A	221,046	18,625
	Accenture plc Class A	286,239	17,295
	Texas Instruments Inc.	523,553	17,188
*	eBay Inc.	522,058	16,847
	Mastercard Inc. Class A	49,739	14,988
*	Dell Inc.	776,522	12,945
	Corning Inc.	699,908	12,703
	Automatic Data Processing Inc.	221,980	11,694
*	Cognizant Technology Solutions Corp. Class A	135,889	9,966
*	NetApp Inc.	161,464	8,522
*	Yahoo! Inc.	555,553	8,356
*	Salesforce.com Inc.	55,879	8,325

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Applied Materials Inc.	589,513	7,670
*	Juniper Networks Inc.	239,046	7,530
	TE Connectivity Ltd.	199,113	7,319
	Broadcom Corp. Class A	216,688	7,289
*	Adobe Systems Inc.	226,497	7,123
*	Intuit Inc.	131,958	6,843
*	Symantec Corp.	341,109	6,727
*	Citrix Systems Inc.	83,941	6,715
	Altera Corp.	143,085	6,632
	Xerox Corp.	625,590	6,512
*	Motorola Solutions Inc.	135,586	6,242
	Western Union Co.	290,954	5,828
	Analog Devices Inc.	133,982	5,244
*	Teradata Corp.	75,132	4,523
	Paychex Inc.	145,415	4,467
*	SanDisk Corp.	105,758	4,389
*	BMC Software Inc.	79,971	4,374
	Amphenol Corp. Class A	78,919	4,261
	Xilinx Inc.	116,821	4,260
	CA Inc.	182,759	4,174
*	NVIDIA Corp.	259,418	4,134
*	Fiserv Inc.	65,929	4,129
*	F5 Networks Inc.	36,192	3,990
*	Red Hat Inc.	86,428	3,967
*	Autodesk Inc.	102,407	3,953
*	Western Digital Corp.	103,806	3,776
*	VMware Inc. Class A	37,235	3,732
*	Marvell Technology Group Ltd.	246,940	3,646
	Avago Technologies Ltd.	94,061	3,574
*	Electronic Arts Inc.	149,680	3,532
	Maxim Integrated Products Inc.	132,900	3,397
	Linear Technology Corp.	101,920	3,365
	Fidelity National Information Services Inc.	108,464	3,340
*,^	First Solar Inc.	25,090	3,319
	Seagate Technology plc	203,090	3,282
	Microchip Technology Inc.	84,307	3,196
	KLA-Tencor Corp.	74,852	3,030
*	Micron Technology Inc.	403,448	3,018
*	Atmel Corp.	205,998	2,898
*	Rovi Corp.	50,207	2,880
	Activision Blizzard Inc.	241,814	2,824
*	Informatica Corp.	47,462	2,773
*	Motorola Mobility Holdings Inc.	125,212	2,760
	National Semiconductor Corp.	108,215	2,663
*	Akamai Technologies Inc.	84,213	2,650
	Computer Sciences Corp.	69,389	2,634
	Harris Corp.	57,297	2,582
*	Riverbed Technology Inc.	64,234	2,543
*	Polycom Inc.	39,239	2,523
	VeriSign Inc.	73,584	2,462
*	Lam Research Corp.	55,431	2,454
	FLIR Systems Inc.	71,481	2,410
*	Nuance Communications Inc.	108,305	2,325
*	ANSYS Inc.	41,335	2,260
*	SAIC Inc.	133,219	2,241
*	Flextronics International Ltd.	342,326	2,198
*	Avnet Inc.	68,777	2,193
*	Alliance Data Systems Corp.	23,197	2,182
*	Trimble Navigation Ltd.	54,738	2,170
*	TIBCO Software Inc.	74,385	2,159
*	Arrow Electronics Inc.	51,672	2,144
*	Equinix Inc.	20,674	2,088
*	Varian Semiconductor Equipment Associates Inc.	33,765	2,075
*	ON Semiconductor Corp.	197,540	2,068

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Factset Research Systems Inc.	19,924	2,039
*	Rackspace Hosting Inc.	46,210	1,975
*	LSI Corp.	275,912	1,965
*	Skyworks Solutions Inc.	83,682	1,923
	Solera Holdings Inc.	31,767	1,879
*	Advanced Micro Devices Inc.	262,431	1,834
	Global Payments Inc.	35,943	1,833
*	MICROS Systems Inc.	36,200	1,800
	Jabil Circuit Inc.	88,567	1,789
*	Acme Packet Inc.	25,000	1,753
*	VeriFone Systems Inc.	39,456	1,750
*	Synopsys Inc.	67,096	1,725
*	JDS Uniphase Corp.	100,884	1,681
*	Cree Inc.	48,866	1,641
	Cypress Semiconductor Corp.	73,904	1,562
*	Gartner Inc.	38,754	1,561
*	IAC/InterActiveCorp	39,354	1,502
*	Ariba Inc.	42,334	1,459
*	Novellus Systems Inc.	40,322	1,457
	Total System Services Inc.	74,280	1,380
*	Brocade Communications Systems Inc.	211,612	1,367
*	NCR Corp.	72,242	1,365
	Broadridge Financial Solutions Inc.	56,573	1,362
*	Ingram Micro Inc.	70,962	1,287
*	Cadence Design Systems Inc.	120,134	1,269
	National Instruments Corp.	42,367	1,258
	Molex Inc.	48,516	1,250
*	Parametric Technology Corp.	53,269	1,221
*	Teradyne Inc.	82,219	1,217
*	WebMD Health Corp.	25,864	1,179
*	Fortinet Inc.	41,016	1,119
*	Netlogic Microsystems Inc.	27,600	1,116
	Jack Henry & Associates Inc.	36,796	1,104
*	QLIK Technologies Inc.	32,172	1,096
	ADTRAN Inc.	27,791	1,076
*	Zebra Technologies Corp.	25,226	1,064
*	Concur Technologies Inc.	20,800	1,041
*	Lexmark International Inc. Class A	35,440	1,037
	MercadoLibre Inc.	13,069	1,037
*	Tech Data Corp.	21,059	1,030
*	Aruba Networks Inc.	34,752	1,027
*	Vishay Intertechnology Inc.	67,963	1,022
*	Dolby Laboratories Inc. Class A	24,036	1,021
*	Compuware Corp.	99,516	971
*	AOL Inc.	48,309	959
*	Fairchild Semiconductor International Inc. Class A	56,787	949
*	VistaPrint NV	19,649	940
*	IPG Photonics Corp.	12,900	938
*	GT Solar International Inc.	56,900	922
*	SuccessFactors Inc.	30,946	910
	Diebold Inc.	29,253	907
*	Omnivision Technologies Inc.	25,900	902
*	Veeco Instruments Inc.	18,400	891
*	Cavium Inc.	20,395	889
	DST Systems Inc.	16,708	882
*	Itron Inc.	18,303	881
*	MEMC Electronic Materials Inc.	102,983	878
*	International Rectifier Corp.	31,314	876
*	Wright Express Corp.	16,775	873
	Anixter International Inc.	13,342	872
*	NeuStar Inc. Class A	33,230	871
	Lender Processing Services Inc.	40,839	854
*	CACI International Inc. Class A	13,500	852
*	CommVault Systems Inc.	19,000	845

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	InterDigital Inc.	20,445	835
*	Monster Worldwide Inc.	55,403	812
	Plantronics Inc.	22,172	810
*	PMC - Sierra Inc.	106,800	808
*	Hittite Microwave Corp.	12,907	799
*	Ciena Corp.	43,244	795
*	Silicon Laboratories Inc.	19,192	792
*	Microsemi Corp.	38,429	788
*	Viasat Inc.	18,075	782
*	Semtech Corp.	28,578	781
*	RF Micro Devices Inc.	125,966	771
*	QLogic Corp.	47,661	759
*	Convergys Corp.	55,469	757
*	TriQuint Semiconductor Inc.	73,489	749
*	Sapient Corp.	49,413	743
*	Progress Software Corp.	30,600	738
*	Netgear Inc.	16,700	730
	Tellabs Inc.	158,070	729
	Intersil Corp. Class A	55,878	718
*	CoreLogic Inc.	42,632	712
*	Lawson Software Inc.	62,361	700
*	Taleo Corp. Class A	18,753	694
*	Aspen Technology Inc.	40,379	694
*	Blackboard Inc.	15,898	690
*	Quest Software Inc.	29,868	679
*	FEI Co.	17,500	668
*	Finisar Corp.	36,956	666
*	Cymer Inc.	13,242	656
*	Arris Group Inc.	56,118	652
*	Rambus Inc.	44,303	650
	MAXIMUS Inc.	7,801	645
	Cognex Corp.	18,142	643
*	Plexus Corp.	18,444	642
*	Universal Display Corp.	18,200	639
*	Coherent Inc.	11,384	629
*	JDA Software Group Inc.	20,159	623
*	SRA International Inc. Class A	20,000	618
*	MicroStrategy Inc. Class A	3,801	618
*	SolarWinds Inc.	23,300	609
	Littelfuse Inc.	10,300	605
*	Entegris Inc.	59,692	604
*	ValueClick Inc.	36,390	604
*	OpenTable Inc.	7,208	599
*	Ultimate Software Group Inc.	10,910	594
	MKS Instruments Inc.	22,153	585
*	j2 Global Communications Inc.	20,708	585
*	Take-Two Interactive Software Inc.	38,100	582
*	Digital River Inc.	17,808	573
*	EchoStar Corp. Class A	15,631	569
*	ACI Worldwide Inc.	16,700	564
*	SAVVIS Inc.	14,244	563
*	Ancestry.com Inc.	13,552	561
	Blackbaud Inc.	20,181	559
*	Spansion Inc. Class A	28,900	557
*	Integrated Device Technology Inc.	70,516	554
	Fair Isaac Corp.	18,247	551
*	Mentor Graphics Corp.	42,855	549
*	TiVo Inc.	52,350	539
*	Websense Inc.	20,400	530
	Power Integrations Inc.	13,125	504
	Syntel Inc.	8,454	500
*	Unisys Corp.	19,370	498
*	Cabot Microelectronics Corp.	10,607	493
*	Scansource Inc.	12,900	484

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Rofin-Sinar Technologies Inc.	14,028	479
*	Cirrus Logic Inc.	29,761	473
*	Advent Software Inc.	16,738	472
	Mantech International Corp. Class A	10,300	458
*	Acxiom Corp.	34,467	452
*	Benchmark Electronics Inc.	27,116	447
*	L-1 Identity Solutions Inc.	36,986	435
*	Diodes Inc.	16,300	425
*	Blue Coat Systems Inc.	19,234	420
*	Verigy Ltd.	27,812	416
*	DealerTrack Holdings Inc.	17,726	407
*	Lattice Semiconductor Corp.	61,453	401
	AVX Corp.	26,114	398
*	Synaptics Inc.	15,440	397
*	Tyler Technologies Inc.	14,700	394
*	OSI Systems Inc.	9,008	387
*	Insight Enterprises Inc.	21,798	386
	Earthlink Inc.	49,853	384
*	Rogers Corp.	8,300	383
	VirnetX Holding Corp.	13,200	382
*	Synchronoss Technologies Inc.	12,000	381
*	Tessera Technologies Inc.	22,181	380
*	Quantum Corp.	114,700	379
*	DG FastChannel Inc.	11,767	377
*	Sanmina-SCI Corp.	36,437	376
*	Manhattan Associates Inc.	10,800	372
	Comtech Telecommunications Corp.	13,150	369
*	Electronics for Imaging Inc.	21,386	368
*	Brooks Automation Inc.	33,538	364
*	BroadSoft Inc.	9,500	362
*	Checkpoint Systems Inc.	20,200	361
*	DTS Inc.	8,900	361
*	Sonus Networks Inc.	110,249	357
*	ATMI Inc.	17,116	350
*	FARO Technologies Inc.	7,900	346
*	Avid Technology Inc.	18,206	343
*	Amkor Technology Inc.	55,586	343
*	Harmonic Inc.	47,272	342
*	Constant Contact Inc.	13,431	341
*,^	Power-One Inc.	42,057	341
*	Ebix Inc.	17,700	337
*	Stratasys Inc.	10,000	337
*	RealPage Inc.	12,728	337
*	CSG Systems International Inc.	18,149	335
*	TTM Technologies Inc.	20,900	335
*	TeleTech Holdings Inc.	15,847	334
*	LivePerson Inc.	23,600	334
	Opnet Technologies Inc.	8,148	334
*	Freescale Semiconductor Holdings I Ltd.	17,697	325
*	Emulex Corp.	37,759	325
*	NetSuite Inc.	8,200	321
*	RealD Inc.	13,734	321
*	Euronet Worldwide Inc.	20,400	314
*	Electro Scientific Industries Inc.	16,183	312
*	Cardtronics Inc.	12,981	304
*	Applied Micro Circuits Corp.	34,165	303
*	Loral Space & Communications Inc.	4,300	299
*	STEC Inc.	17,447	297
*	Bottomline Technologies Inc.	12,000	297
*	SYNNEX Corp.	9,200	292
*	Sourcefire Inc.	9,800	291
	Black Box Corp.	9,300	291
*	Infinera Corp.	42,040	291
	Forrester Research Inc.	8,691	286

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	RightNow Technologies Inc.	8,700	282
	Heartland Payment Systems Inc.	13,536	279
	Molex Inc. Class A	12,900	277
*	Radiant Systems Inc.	13,250	277
*	Standard Microsystems Corp.	10,200	275
	Pegasystems Inc.	5,900	275
*	Silicon Graphics International Corp.	15,900	273
	iGate Corp.	16,693	272
	NIC Inc.	20,100	271
*	Kulicke & Soffa Industries Inc.	24,234	270
*	Netscout Systems Inc.	12,800	267
*	Ultratech Inc.	8,800	267
*	Newport Corp.	14,660	266
*	Hypercom Corp.	26,900	264
	MTS Systems Corp.	6,320	264
*	Intermec Inc.	23,024	254
*	Tekelec	27,811	254
*	Ceva Inc.	8,185	249
*	Ixia	19,449	249
*	Brightpoint Inc.	30,603	248
*	LogMeIn Inc.	6,400	247
	Micrel Inc.	23,235	246
*	Silicon Image Inc.	37,171	240
*	LTX-Credence Corp.	26,512	237
*	Entropic Communications Inc.	26,400	235
*	Volterra Semiconductor Corp.	9,500	234
*	Verint Systems Inc.	6,275	232
*	Mercury Computer Systems Inc.	12,300	230
*	Kenexa Corp.	9,473	227
*	Accelrys Inc.	31,850	226
*	Zoran Corp.	26,922	226
*	Dice Holdings Inc.	16,700	226
*	comScore Inc.	8,700	225
*	IXYS Corp.	14,993	225
*	PROS Holdings Inc.	12,500	219
*	Kemet Corp.	15,220	218
*	Advanced Energy Industries Inc.	14,600	216
*	FormFactor Inc.	23,400	212
*	S1 Corp.	28,062	210
	EPIQ Systems Inc.	14,753	210
*	Monolithic Power Systems Inc.	13,515	208
	Sycamore Networks Inc.	9,251	206
*	SunPower Corp. Class B	12,340	205
*	Magma Design Automation Inc.	25,500	204
*	Oplink Communications Inc.	10,683	199
	United Online Inc.	32,438	196
	Electro Rent Corp.	11,391	195
*	Infospace Inc.	21,148	193
	Methode Electronics Inc.	16,549	192
*	Interactive Intelligence Inc.	5,461	191
	Park Electrochemical Corp.	6,832	191
*	Move Inc.	86,901	190
	CTS Corp.	19,600	190
*	VASCO Data Security International Inc.	15,200	189
*	Vocus Inc.	6,132	188
*	Gerber Scientific Inc.	16,800	187
*	SMART Modular Technologies WWH Inc.	20,058	184
	Daktronics Inc.	16,518	178
*	TNS Inc.	10,600	176
*	EMS Technologies Inc.	5,331	176
*	Extreme Networks	53,959	175
*	Internap Network Services Corp.	23,192	170
*	IntraLinks Holdings Inc.	9,792	169
*	Powerwave Technologies Inc.	56,492	167

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Echelon Corp.	18,300	166
*	RealNetworks Inc.	48,479	165
*	SS&C Technologies Holdings Inc.	8,200	163
	Keynote Systems Inc.	7,516	163
*	Glu Mobile Inc.	30,000	158
*	Measurement Specialties Inc.	4,404	157
*	LoopNet Inc.	8,537	157
*	Nanometrics Inc.	8,204	156
*	Monotype Imaging Holdings Inc.	11,000	155
*	Imation Corp.	15,978	151
*	FleetCor Technologies Inc.	5,072	150
*	Integrated Silicon Solution Inc.	15,300	148
*	Westell Technologies Inc. Class A	41,100	147
*	Exar Corp.	22,971	145
*	Oclaro Inc.	21,545	145
*	Globecomm Systems Inc.	9,266	144
*	Calix Inc.	6,900	144
*	Fabrinet	5,900	143
*	Photronics Inc.	16,900	143
*	Anaren Inc.	6,685	142
*	Perficient Inc.	13,822	142
*	Hackett Group Inc.	26,903	137
*	Limelight Networks Inc.	29,749	136
	Cohu Inc.	10,313	135
*	support.com Inc.	27,817	134
*	ShoreTel Inc.	13,014	133
*	Super Micro Computer Inc.	8,100	130
*	Emcore Corp.	46,977	129
*	Advanced Analogic Technologies Inc.	21,248	129
*	Seachange International Inc.	11,679	126
*	Net 1 UEPS Technologies Inc.	14,420	125
*	FalconStor Software Inc.	26,858	120
*	Kopin Corp.	25,500	120
*	Maxwell Technologies Inc.	7,400	120
	ModusLink Global Solutions Inc.	26,004	117
*	Saba Software Inc.	12,878	116
*	MIPS Technologies Inc. Class A	16,646	115
	DDi Corp.	12,046	115
*	Lionbridge Technologies Inc.	35,784	114
*	Aviat Networks Inc.	28,777	113
*	Digi International Inc.	8,700	113
*	Immersion Corp.	13,159	112
*	Integral Systems Inc.	9,196	112
*	THQ Inc.	30,882	112
*	Ciber Inc.	20,126	112
*	Travelzoo Inc.	1,700	110
*	Liquidity Services Inc.	4,600	109
*	MoneyGram International Inc.	32,290	107
*	Rubicon Technology Inc.	6,300	106
*	Mindspeed Technologies Inc.	13,249	106
*	Multi-Fineline Electronix Inc.	4,900	106
*	XO Group Inc.	10,481	104
*	QuinStreet Inc.	8,026	104
*	X-Rite Inc.	20,406	101
*	Anadigics Inc.	31,576	101
*	Novatel Wireless Inc.	18,427	101
*	ExlService Holdings Inc.	4,349	100
*	Aeroflex Holding Corp.	5,533	100
*	Zygo Corp.	7,521	99
*	Symmetricom Inc.	16,836	98
*	Ultra Clean Holdings	10,800	98
	Rimage Corp.	7,300	98
*	Vishay Precision Group Inc.	5,618	95
	Bel Fuse Inc. Class A	4,000	93

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	OCZ Technology Group Inc.	11,400	91
*	Openwave Systems Inc.	39,175	90
*	Dot Hill Systems Corp.	31,231	89
*	Rudolph Technologies Inc.	8,192	88
*	PDF Solutions Inc.	14,369	86
*	Computer Task Group Inc.	6,500	86
*	Sigma Designs Inc.	11,200	86
	Marchex Inc. Class B	9,581	85
*	Zix Corp.	21,700	83
*,^	Wave Systems Corp. Class A	29,476	83
*	Web.com Group Inc.	6,685	82
*	KVH Industries Inc.	7,735	82
	Cass Information Systems Inc.	2,160	82
*	KIT Digital Inc.	6,800	81
*	Global Cash Access Holdings Inc.	25,250	80
*	DSP Group Inc.	9,200	80
*	Dynamics Research Corp.	5,857	80
	Stamps.com Inc.	5,950	79
*	Cray Inc.	12,370	79
*	Ness Technologies Inc.	10,314	78
*	Supertex Inc.	3,456	77
*	PC Connection Inc.	9,314	77
*	DemandTec Inc.	8,392	76
*	PC-Tel Inc.	11,702	76
*	Agilysys Inc.	8,900	74
*	Pericom Semiconductor Corp.	8,250	74
*	Intevac Inc.	7,100	73
	Ipass Inc.	46,609	71
	Pulse Electronics Corp.	15,969	71
*	NVE Corp.	1,200	70
*	Virtusa Corp.	3,700	70
*	Mattson Technology Inc.	36,402	69
*	Smith Micro Software Inc.	16,018	67
*	MoSys Inc.	11,414	66
*	ORBCOMM Inc.	20,565	64
*	TeleCommunication Systems Inc. Class A	13,167	64
*	Actuate Corp.	10,776	63
*	Online Resources Corp.	19,307	63
*	Ramtron International Corp.	20,730	62
*	PC Mall Inc.	7,800	61
*	Radisys Corp.	8,178	60
*	Opnext Inc.	26,100	60
*	TeleNav Inc.	3,300	59
	American Software Inc. Class A	6,941	58
*	QuickLogic Corp.	17,008	57
*	AXT Inc.	6,500	55
	Renaissance Learning Inc.	4,366	55
*	LRAD Corp.	19,570	54
*	Axcelis Technologies Inc.	32,683	54
*	Rosetta Stone Inc.	2,900	47
*	Zhone Technologies Inc.	18,837	45
	Telular Corp.	7,232	45
*	PLX Technology Inc.	12,809	44
*	SciQuest Inc.	2,415	41
*	Network Equipment Technologies Inc.	18,500	41
*	NCI Inc. Class A	1,700	39
*	Newtek Business Services Inc.	22,635	38
	QAD Inc. Class A	3,688	38
*	Mediamind Technologies Inc.	1,700	37
*	Envestnet Inc.	2,503	37
*	Transwitch Corp.	11,898	37
*	Transact Technologies Inc.	3,076	36
*	Trident Microsystems Inc.	52,100	36
*	LoJack Corp.	7,969	35

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	TheStreet Inc.	10,767	33
*	Comverge Inc.	10,900	32
*	Superconductor Technologies Inc.	13,815	32
*	Inphi Corp.	1,800	31
*	Autobytel Inc.	27,010	31
*,^	SunPower Corp. Class A	1,564	30
*	Aware Inc.	10,000	30
*	Crexendo Inc.	6,000	30
*,^	Microvision Inc.	23,195	28
*	Digimarc Corp.	800	28
*	GTSI Corp.	5,149	28
*	StarTek Inc.	7,800	27
*	FSI International Inc.	9,808	27
*,^	Energy Conversion Devices Inc.	22,606	27
*	ID Systems Inc.	5,700	27
*	CalAmp Corp.	8,700	26
*	iGO Inc.	15,927	26
*	LeCroy Corp.	2,100	25
	Bel Fuse Inc. Class B	1,156	25
*	Viasystems Group Inc.	1,108	25
*	Reis Inc.	2,356	23
	Richardson Electronics Ltd.	1,600	22
*	Research Frontiers Inc.	4,700	21
*	Edgewater Technology Inc.	7,915	21
*	Planar Systems Inc.	7,423	21
*	Amtech Systems Inc.	1,000	21
*	BigBand Networks Inc.	9,130	20
*	Hutchinson Technology Inc.	8,600	20
*	Authentidate Holding Corp.	14,539	17
*	Presstek Inc.	10,531	17
*	Datalink Corp.	2,405	17
*	Concurrent Computer Corp.	2,620	16
*	Motricity Inc.	2,000	15
*	Bsquare Corp.	2,425	15
*	Echo Global Logistics Inc.	800	14
*	Callidus Software Inc.	2,300	13
*	PRGX Global Inc.	1,681	12
*	Pixelworks Inc.	4,533	11
*,^	Evergreen Solar Inc.	19,219	11
*	Identive Group Inc.	4,700	11
*	Meru Networks Inc.	900	11
*	Network Engines Inc.	9,800	11
	Evolving Systems Inc.	1,477	11
*	Looksmart Ltd.	6,700	10
*	Ikanos Communications Inc.	7,741	10
*	GSE Systems Inc.	4,126	9
*	Lantronix Inc.	3,500	9
	QAD Inc. Class B	922	9
*	AuthenTec Inc.	3,100	9
*	WebMediaBrands Inc.	6,017	8
*	Ditech Networks Inc.	6,780	8
*	Tier Technologies Inc. Class B	1,600	8
*	Management Network Group Inc.	3,023	8
*	Market Leader Inc.	3,100	7
*	Performance Technologies Inc.	2,900	6
*	Deltek Inc.	700	5
*	Selectica Inc.	1,020	5
*	Wireless Telecom Group Inc.	5,909	5
*	Qualstar Corp.	2,400	4
*	GSI Technology Inc.	500	4
*	Cinedigm Digital Cinema Corp. Class A	1,600	3
*	Parkervision Inc.	4,500	3
*	Vertro Inc.	1,080	2
*	Rainmaker Systems Inc.	2,180	2

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Intellicheck Mobilisa Inc.	1,297	2
			1,206,300
Materials (2.6%)
	EI du Pont de Nemours & Co.	411,470	22,240
	Freeport-McMoRan Copper & Gold Inc.	420,116	22,224
	Dow Chemical Co.	521,542	18,776
	Monsanto Co.	239,457	17,370
	Praxair Inc.	135,547	14,692
	Newmont Mining Corp.	217,560	11,742
	Air Products & Chemicals Inc.	96,097	9,185
	Mosaic Co.	123,474	8,363
	Alcoa Inc.	474,876	7,532
	PPG Industries Inc.	71,965	6,534
	Cliffs Natural Resources Inc.	64,739	5,985
	Ecolab Inc.	104,083	5,868
	Nucor Corp.	141,346	5,826
	International Paper Co.	187,125	5,580
	LyondellBasell Industries NV Class A	127,300	4,904
	CF Industries Holdings Inc.	31,971	4,529
	Sigma-Aldrich Corp.	54,593	4,006
	Lubrizol Corp.	28,743	3,859
	Celanese Corp. Class A	69,969	3,730
	Sherwin-Williams Co.	40,979	3,437
	Eastman Chemical Co.	32,134	3,280
	Walter Energy Inc.	27,615	3,198
	United States Steel Corp.	64,250	2,958
	Ball Corp.	75,454	2,902
	Allegheny Technologies Inc.	45,242	2,872
	FMC Corp.	32,019	2,754
*	Crown Holdings Inc.	70,673	2,744
	Albemarle Corp.	39,091	2,705
	MeadWestvaco Corp.	75,773	2,524
	Airgas Inc.	35,984	2,520
	International Flavors & Fragrances Inc.	35,958	2,310
	Ashland Inc.	35,352	2,284
	Vulcan Materials Co.	57,989	2,234
	Rock-Tenn Co. Class A	31,280	2,075
*	Owens-Illinois Inc.	73,540	1,898
	Domtar Corp.	18,901	1,790
	Nalco Holding Co.	61,801	1,719
	Sealed Air Corp.	71,692	1,706
	Reliance Steel & Aluminum Co.	33,541	1,665
	Huntsman Corp.	86,740	1,635
	Martin Marietta Materials Inc.	20,435	1,634
	Bemis Co. Inc.	48,310	1,632
	Sonoco Products Co.	45,618	1,621
*	Rockwood Holdings Inc.	29,278	1,619
*	Molycorp Inc.	26,500	1,618
	Aptargroup Inc.	30,241	1,583
	Steel Dynamics Inc.	93,269	1,516
	Valspar Corp.	41,777	1,507
*	WR Grace & Co.	32,800	1,497
	Temple-Inland Inc.	48,624	1,446
*	Allied Nevada Gold Corp.	38,200	1,351
	Royal Gold Inc.	22,939	1,344
	RPM International Inc.	58,302	1,342
	Packaging Corp. of America	45,700	1,279
	Compass Minerals International Inc.	14,780	1,272
	Cytec Industries Inc.	22,137	1,266
*	Solutia Inc.	55,019	1,257
	Cabot Corp.	29,613	1,181
	Carpenter Technology Corp.	19,900	1,148
	Scotts Miracle-Gro Co. Class A	20,765	1,066
*	Stillwater Mining Co.	46,395	1,021

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Hecla Mining Co.	126,388	972
*	Coeur d'Alene Mines Corp.	39,880	968
	Silgan Holdings Inc.	22,658	928
*	AbitibiBowater Inc.	43,992	893
	NewMarket Corp.	5,120	874
	Sensient Technologies Corp.	22,417	831
	Olin Corp.	35,858	813
	AK Steel Holding Corp.	50,417	795
*	Chemtura Corp.	43,463	791
*	Intrepid Potash Inc.	24,034	781
	Commercial Metals Co.	52,601	755
	Titanium Metals Corp.	40,301	738
	Greif Inc. Class A	11,100	722
	PolyOne Corp.	43,270	669
	Globe Specialty Metals Inc.	28,824	646
	Schnitzer Steel Industries Inc.	11,100	639
	Balchem Corp.	14,237	623
	Worthington Industries Inc.	26,800	619
*	OM Group Inc.	14,189	577
*	Kraton Performance Polymers Inc.	14,700	576
	Minerals Technologies Inc.	8,421	558
	HB Fuller Co.	22,600	552
	Eagle Materials Inc.	19,124	533
*	RTI International Metals Inc.	13,639	523
*	Ferro Corp.	38,776	521
*	Louisiana-Pacific Corp.	60,956	496
	Westlake Chemical Corp.	9,142	475
	Schweitzer-Mauduit International Inc.	8,353	469
	Buckeye Technologies Inc.	17,100	461
	AMCOL International Corp.	11,600	443
*	Calgon Carbon Corp.	25,074	426
*	Century Aluminum Co.	26,600	416
	Texas Industries Inc.	9,700	404
	Arch Chemicals Inc.	11,550	398
	Innophos Holdings Inc.	8,000	390
	PH Glatfelter Co.	24,200	372
*	Georgia Gulf Corp.	15,304	369
*	Clearwater Paper Corp.	5,225	357
	A Schulman Inc.	13,990	352
	Haynes International Inc.	5,495	340
*	Materion Corp.	9,100	336
*	Horsehead Holding Corp.	23,157	308
	Kaiser Aluminum Corp.	5,628	307
	Koppers Holdings Inc.	7,900	300
*	Innospec Inc.	8,800	296
^	Gold Resource Corp.	11,606	289
*	Graphic Packaging Holding Co.	49,359	269
*	LSB Industries Inc.	6,078	261
*	US Gold Corp.	42,800	258
	Deltic Timber Corp.	4,500	242
	Kronos Worldwide Inc.	7,465	235
	Zep Inc.	11,856	224
*	KapStone Paper and Packaging Corp.	13,146	218
*	Paramount Gold and Silver Corp.	66,600	217
	Stepan Co.	2,823	200
	Boise Inc.	25,677	200
*	Graham Packaging Co. Inc.	7,200	182
*	Zoltek Cos. Inc.	16,934	178
	Quaker Chemical Corp.	4,000	172
*	AM Castle & Co.	10,173	169
	Wausau Paper Corp.	23,926	161
*	Omnova Solutions Inc.	22,741	158
	Neenah Paper Inc.	7,004	149
*	TPC Group Inc.	3,485	137

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	STR Holdings Inc.	8,855	132
*	General Moly Inc.	29,329	131
*	Mercer International Inc.	12,482	126
*	Spartech Corp.	18,106	110
	Olympic Steel Inc.	3,900	107
*	Flotek Industries Inc.	12,600	107
	Myers Industries Inc.	9,661	99
	American Vanguard Corp.	7,166	93
*	Noranda Aluminum Holding Corp.	6,000	91
	Hawkins Inc.	2,300	83
*	Landec Corp.	12,600	83
*	Senomyx Inc.	15,083	78
*	Universal Stainless & Alloy	1,600	75
*	US Energy Corp. Wyoming	14,923	64
*	Headwaters Inc.	17,200	54
*	Golden Minerals Co.	2,600	46
*	Zagg Inc.	3,000	40
*	AEP Industries Inc.	1,000	29
*	Penford Corp.	5,215	28
*	Ampal American Israel Class A	25,844	24
*	Verso Paper Corp.	8,400	23
*	Metals USA Holdings Corp.	1,500	22
*	Nanophase Technologies Corp.	9,100	11
*,^	Puda Coal Inc.	4,700	7
*	United States Lime & Minerals Inc.	162	7
			294,556
Telecommunication Services (1.7%)
	AT&T Inc.	2,639,238	82,899
	Verizon Communications Inc.	1,250,242	46,547
	CenturyLink Inc.	267,778	10,826
*	American Tower Corp. Class A	177,634	9,296
*	Sprint Nextel Corp.	1,336,008	7,201
*	Crown Castle International Corp.	130,067	5,305
	Frontier Communications Corp.	445,064	3,592
*	NII Holdings Inc.	76,118	3,226
	Windstream Corp.	226,272	2,933
*	SBA Communications Corp. Class A	51,500	1,967
*	MetroPCS Communications Inc.	111,651	1,922
*	Level 3 Communications Inc.	749,371	1,828
*	tw telecom inc Class A	64,054	1,315
	AboveNet Inc.	9,958	702
*	Global Crossing Ltd.	15,400	591
	Telephone & Data Systems Inc.	16,163	502
	Telephone & Data Systems Inc. - Special Common Shares	17,799	479
*	Leap Wireless International Inc.	28,924	469
*	Cincinnati Bell Inc.	105,240	349
*	United States Cellular Corp.	7,149	346
	NTELOS Holdings Corp.	15,531	317
*	Cogent Communications Group Inc.	17,360	295
*	PAETEC Holding Corp.	53,124	254
*	Vonage Holdings Corp.	57,100	252
*	Clearwire Corp. Class A	64,296	243
*	Premiere Global Services Inc.	27,209	217
	IDT Corp. Class B	7,866	213
*	General Communication Inc. Class A	17,046	206
	Atlantic Tele-Network Inc.	5,185	199
*	Neutral Tandem Inc.	10,900	190
	Shenandoah Telecommunications Co.	11,140	190
	Consolidated Communications Holdings Inc.	9,436	183
*	ICO Global Communications Holdings Ltd.	55,650	154
	Alaska Communications Systems Group Inc.	17,100	152
*	8x8 Inc.	27,550	135
	USA Mobility Inc.	8,600	131
*	Cbeyond Inc.	9,473	125

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	HickoryTech Corp.	10,322	123
	SureWest Communications	6,700	112
*	Iridium Communications Inc.	11,600	100
*	Globalstar Inc.	75,730	93
*	Towerstream Corp.	3,600	18
*	FiberTower Corp.	9,204	11
			186,208
Utilities (2.0%)
	Southern Co.	371,266	14,992
	Exelon Corp.	295,873	12,675
	Dominion Resources Inc.	259,746	12,538
	Duke Energy Corp.	594,353	11,192
	NextEra Energy Inc.	178,562	10,260
	FirstEnergy Corp.	186,887	8,251
	American Electric Power Co. Inc.	214,851	8,096
	PG&E Corp.	177,057	7,442
	Public Service Enterprise Group Inc.	226,210	7,383
	PPL Corp.	252,764	7,034
	Consolidated Edison Inc.	130,475	6,946
	Progress Energy Inc.	131,115	6,295
	Entergy Corp.	80,414	5,491
	Sempra Energy	102,095	5,399
	Edison International	138,210	5,356
	Xcel Energy Inc.	216,252	5,255
*	AES Corp.	299,517	3,816
	DTE Energy Co.	75,942	3,799
	CenterPoint Energy Inc.	180,374	3,490
	Oneok Inc.	45,594	3,374
	Wisconsin Energy Corp.	104,676	3,282
	Constellation Energy Group Inc.	85,354	3,240
	Ameren Corp.	107,971	3,114
	Northeast Utilities	79,195	2,785
*	NRG Energy Inc.	111,302	2,736
	NiSource Inc.	125,179	2,535
	American Water Works Co. Inc.	78,260	2,305
	National Fuel Gas Co.	31,443	2,289
*	Calpine Corp.	139,013	2,242
	CMS Energy Corp.	112,752	2,220
	OGE Energy Corp.	43,881	2,208
	Pinnacle West Capital Corp.	48,577	2,166
	SCANA Corp.	54,399	2,142
	NSTAR	46,398	2,133
	Alliant Energy Corp.	49,838	2,026
	Pepco Holdings Inc.	101,064	1,984
	MDU Resources Group Inc.	84,622	1,904
	Integrys Energy Group Inc.	35,071	1,818
	TECO Energy Inc.	91,174	1,722
	NV Energy Inc.	106,569	1,636
	ITC Holdings Corp.	22,763	1,634
	DPL Inc.	53,327	1,608
	UGI Corp.	49,700	1,585
	AGL Resources Inc.	34,979	1,424
	Questar Corp.	79,808	1,413
	Westar Energy Inc.	52,514	1,413
	Atmos Energy Corp.	40,836	1,358
	Aqua America Inc.	61,599	1,354
*	GenOn Energy Inc.	344,825	1,331
	Great Plains Energy Inc.	61,165	1,268
	Nicor Inc.	20,544	1,125
	Vectren Corp.	36,984	1,030
	Hawaiian Electric Industries Inc.	42,369	1,019
	Piedmont Natural Gas Co. Inc.	32,800	993
	Cleco Corp.	27,691	965
	IDACORP Inc.	22,350	883

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Market
				Value
			Shares	($000)
WGL Holdings Inc.			22,924	882
Portland General Electric Co.			34,100	862
New Jersey Resources Corp.			18,901	843
Southwest Gas Corp.			20,627	796
UIL Holdings Corp.			22,833	739
South Jersey Industries Inc.			13,600	739
Avista Corp.			26,086	670
PNM Resources Inc.			39,923	668
El Paso Electric Co.			19,521	631
Unisource Energy Corp.			16,500	616
Allete Inc.			14,575	598
Northwest Natural Gas Co.			12,350	557
NorthWestern Corp.			16,783	556
Black Hills Corp.			17,130	515
MGE Energy Inc.			10,795	437
CH Energy Group Inc.			7,600	405
Laclede Group Inc.			10,100	382
California Water Service Group			19,226	360
Otter Tail Corp.			16,268	343
Empire District Electric Co.			16,900	325
American States Water Co.			9,057	314
* Dynegy Inc. Class A			46,560	288
Ormat Technologies Inc.			9,113	201
SJW Corp.			6,500	158
Central Vermont Public Service Corp.			4,130	149
Middlesex Water Co.			7,966	148
Connecticut Water Service Inc.			5,347	137
Chesapeake Utilities Corp.			2,575	103
York Water Co.			4,641	77
Unitil Corp.			2,700	71
* Cadiz Inc.			5,495	60
Consolidated Water Co. Ltd.			3,754	35
Artesian Resources Corp. Class A			500	9
* Synthesis Energy Systems Inc.			4,797	9
RGC Resources Inc.			99	3
				229,660
Total Common Stocks (Cost $4,400,246)				6,683,021

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (28.0%)
U.S. Government Securities (14.3%)
United States Treasury Note/Bond	4.625%	12/31/11	225	230
United States Treasury Note/Bond	0.875%	1/31/12	100	100
United States Treasury Note/Bond	4.750%	1/31/12	825	847
United States Treasury Note/Bond	4.625%	2/29/12	500	515
United States Treasury Note/Bond	4.500%	3/31/12	800	826
United States Treasury Note/Bond	4.500%	4/30/12	1,200	1,243
United States Treasury Note/Bond	0.750%	5/31/12	37,300	37,481
United States Treasury Note/Bond	4.750%	5/31/12	100	104
United States Treasury Note/Bond	1.875%	6/15/12	10,225	10,385
United States Treasury Note/Bond	0.625%	6/30/12	350	351
United States Treasury Note/Bond	4.875%	6/30/12	475	497
United States Treasury Note/Bond	0.625%	7/31/12	30,975	31,101
United States Treasury Note/Bond	1.750%	8/15/12	16,840	17,122
United States Treasury Note/Bond	1.375%	9/15/12	13,500	13,675
United States Treasury Note/Bond	0.375%	9/30/12	21,095	21,118
United States Treasury Note/Bond	4.250%	9/30/12	10,650	11,174
United States Treasury Note/Bond	1.375%	10/15/12	575	583
United States Treasury Note/Bond	1.375%	11/15/12	19,140	19,412
United States Treasury Note/Bond	4.000%	11/15/12	225	236

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.500%	11/30/12	75	75
United States Treasury Note/Bond	1.125%	12/15/12	14,600	14,762
United States Treasury Note/Bond	0.625%	12/31/12	1,470	1,476
United States Treasury Note/Bond	1.375%	1/15/13	52,750	53,550
United States Treasury Note/Bond	0.625%	1/31/13	8,800	8,834
United States Treasury Note/Bond	1.375%	2/15/13	8,100	8,228
United States Treasury Note/Bond	0.625%	2/28/13	125	125
United States Treasury Note/Bond	2.750%	2/28/13	1,200	1,247
United States Treasury Note/Bond	1.375%	3/15/13	7,350	7,469
United States Treasury Note/Bond	0.750%	3/31/13	2,725	2,740
United States Treasury Note/Bond	1.750%	4/15/13	27,800	28,447
United States Treasury Note/Bond	0.625%	4/30/13	300	301
United States Treasury Note/Bond	1.375%	5/15/13	47,675	48,502
United States Treasury Note/Bond	0.500%	5/31/13	725	726
United States Treasury Note/Bond	3.500%	5/31/13	1,250	1,322
United States Treasury Note/Bond	1.125%	6/15/13	6,475	6,558
United States Treasury Note/Bond	0.375%	6/30/13	1,250	1,248
United States Treasury Note/Bond	3.375%	6/30/13	475	503
United States Treasury Note/Bond	1.000%	7/15/13	2,150	2,173
United States Treasury Note/Bond	0.750%	8/15/13	27,650	27,793
United States Treasury Note/Bond	4.250%	8/15/13	8,050	8,685
United States Treasury Note/Bond	3.125%	8/31/13	8,475	8,950
United States Treasury Note/Bond	0.750%	9/15/13	780	784
United States Treasury Note/Bond	3.125%	9/30/13	1,735	1,835
United States Treasury Note/Bond	0.500%	10/15/13	25,175	25,132
United States Treasury Note/Bond	2.750%	10/31/13	8,183	8,590
United States Treasury Note/Bond	4.250%	11/15/13	1,735	1,883
United States Treasury Note/Bond	2.000%	11/30/13	5,075	5,243
United States Treasury Note/Bond	0.750%	12/15/13	15,440	15,488
United States Treasury Note/Bond	1.000%	1/15/14	10,100	10,187
United States Treasury Note/Bond	1.750%	1/31/14	4,675	4,802
United States Treasury Note/Bond	1.250%	2/15/14	61,500	62,384
United States Treasury Note/Bond	4.000%	2/15/14	5	5
United States Treasury Note/Bond	1.875%	2/28/14	1,025	1,057
United States Treasury Note/Bond	1.250%	3/15/14	4,275	4,336
United States Treasury Note/Bond	1.750%	3/31/14	9,225	9,477
United States Treasury Note/Bond	1.250%	4/15/14	28,150	28,537
United States Treasury Note/Bond	1.875%	4/30/14	8,200	8,454
United States Treasury Note/Bond	1.000%	5/15/14	35,480	35,707
United States Treasury Note/Bond	4.750%	5/15/14	850	946
United States Treasury Note/Bond	2.250%	5/31/14	400	417
United States Treasury Note/Bond	0.750%	6/15/14	12,800	12,780
United States Treasury Note/Bond	2.625%	6/30/14	7,000	7,373
United States Treasury Note/Bond	2.625%	7/31/14	1,850	1,950
United States Treasury Note/Bond	4.250%	8/15/14	15,900	17,567
United States Treasury Note/Bond	2.375%	8/31/14	25,150	26,305
United States Treasury Note/Bond	2.375%	9/30/14	7,200	7,532
United States Treasury Note/Bond	2.375%	10/31/14	5,500	5,750
United States Treasury Note/Bond	2.125%	11/30/14	24,300	25,192
United States Treasury Note/Bond	2.625%	12/31/14	15,485	16,315
United States Treasury Note/Bond	2.250%	1/31/15	3,500	3,640
United States Treasury Note/Bond	4.000%	2/15/15	850	936
United States Treasury Note/Bond	11.250%	2/15/15	3,175	4,315
United States Treasury Note/Bond	2.375%	2/28/15	250	261
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	2.500%	4/30/15	5,125	5,373
United States Treasury Note/Bond	2.125%	5/31/15	2,300	2,377
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,668
United States Treasury Note/Bond	1.250%	9/30/15	10	10
United States Treasury Note/Bond	4.500%	11/15/15	1,650	1,862
United States Treasury Note/Bond	9.875%	11/15/15	400	543
United States Treasury Note/Bond	1.375%	11/30/15	150	149
United States Treasury Note/Bond	2.125%	12/31/15	755	775
United States Treasury Note/Bond	4.500%	2/15/16	750	848

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.125%	2/29/16	75	77
United States Treasury Note/Bond	2.375%	3/31/16	950	982
United States Treasury Note/Bond	2.000%	4/30/16	1,320	1,339
United States Treasury Note/Bond	5.125%	5/15/16	10,325	11,993
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,440
United States Treasury Note/Bond	1.750%	5/31/16	300	300
United States Treasury Note/Bond	3.250%	5/31/16	17,850	19,155
United States Treasury Note/Bond	3.250%	6/30/16	700	750
United States Treasury Note/Bond	3.000%	8/31/16	30,525	32,304
United States Treasury Note/Bond	3.000%	9/30/16	9,975	10,542
United States Treasury Note/Bond	3.125%	10/31/16	6,600	7,010
United States Treasury Note/Bond	7.500%	11/15/16	4,725	6,093
United States Treasury Note/Bond	2.750%	11/30/16	18,275	19,040
United States Treasury Note/Bond	3.250%	12/31/16	17,500	18,654
United States Treasury Note/Bond	3.125%	1/31/17	26,570	28,152
United States Treasury Note/Bond	4.625%	2/15/17	200	228
United States Treasury Note/Bond	3.000%	2/28/17	6,525	6,862
United States Treasury Note/Bond	3.250%	3/31/17	31,150	33,165
United States Treasury Note/Bond	3.125%	4/30/17	58,600	61,924
United States Treasury Note/Bond	4.500%	5/15/17	550	624
United States Treasury Note/Bond	8.750%	5/15/17	16,050	22,021
United States Treasury Note/Bond	2.500%	6/30/17	35,550	36,211
United States Treasury Note/Bond	2.375%	7/31/17	16,600	16,769
United States Treasury Note/Bond	4.750%	8/15/17	950	1,092
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,720
United States Treasury Note/Bond	1.875%	9/30/17	5,050	4,933
United States Treasury Note/Bond	4.250%	11/15/17	350	392
United States Treasury Note/Bond	2.750%	12/31/17	16,000	16,413
United States Treasury Note/Bond	3.500%	2/15/18	750	804
United States Treasury Note/Bond	2.625%	4/30/18	11,125	11,257
United States Treasury Note/Bond	2.375%	6/30/18	7,100	7,041
United States Treasury Note/Bond	4.000%	8/15/18	10,800	11,894
United States Treasury Note/Bond	3.750%	11/15/18	805	871
United States Treasury Note/Bond	2.750%	2/15/19	100	101
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,265
United States Treasury Note/Bond	3.125%	5/15/19	1,050	1,083
United States Treasury Note/Bond	3.625%	8/15/19	41,050	43,706
United States Treasury Note/Bond	3.375%	11/15/19	46,472	48,411
United States Treasury Note/Bond	3.625%	2/15/20	5,770	6,099
United States Treasury Note/Bond	3.500%	5/15/20	6,560	6,843
United States Treasury Note/Bond	8.750%	8/15/20	8,150	11,935
United States Treasury Note/Bond	2.625%	11/15/20	9,523	9,164
United States Treasury Note/Bond	3.625%	2/15/21	8,504	8,859
United States Treasury Note/Bond	7.875%	2/15/21	19,400	27,190
United States Treasury Note/Bond	3.125%	5/15/21	17,050	16,986
United States Treasury Note/Bond	8.125%	5/15/21	490	699
United States Treasury Note/Bond	8.125%	8/15/21	4,200	6,006
United States Treasury Note/Bond	8.000%	11/15/21	770	1,095
United States Treasury Note/Bond	7.125%	2/15/23	5,600	7,579
United States Treasury Note/Bond	6.250%	8/15/23	25,150	31,882
United States Treasury Note/Bond	6.875%	8/15/25	5,325	7,155
United States Treasury Note/Bond	6.000%	2/15/26	550	684
United States Treasury Note/Bond	6.750%	8/15/26	320	427
United States Treasury Note/Bond	6.125%	11/15/27	550	695
United States Treasury Note/Bond	5.500%	8/15/28	17,385	20,628
United States Treasury Note/Bond	5.250%	11/15/28	2,775	3,202
United States Treasury Note/Bond	5.250%	2/15/29	550	635
United States Treasury Note/Bond	6.125%	8/15/29	1,020	1,296
United States Treasury Note/Bond	6.250%	5/15/30	5	6
United States Treasury Note/Bond	4.500%	2/15/36	670	692
United States Treasury Note/Bond	4.750%	2/15/37	3,275	3,503
United States Treasury Note/Bond	5.000%	5/15/37	7,325	8,132
United States Treasury Note/Bond	4.375%	2/15/38	13,110	13,190
United States Treasury Note/Bond	3.500%	2/15/39	2,025	1,739

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	4.250%	5/15/39	16,675	16,355
	United States Treasury Note/Bond	4.500%	8/15/39	25,549	26,120
	United States Treasury Note/Bond	4.375%	11/15/39	24,486	24,494
	United States Treasury Note/Bond	4.625%	2/15/40	17,760	18,515
	United States Treasury Note/Bond	4.375%	5/15/40	1,025	1,024
	United States Treasury Note/Bond	3.875%	8/15/40	6,670	6,107
	United States Treasury Note/Bond	4.250%	11/15/40	11,405	11,147
	United States Treasury Note/Bond	4.750%	2/15/41	15,040	15,982
					1,595,208
Agency Bonds and Notes (2.2%)
3	Ally Financial Inc.	1.750%	10/30/12	700	712
3	Ally Financial Inc.	2.200%	12/19/12	850	871
3	Citibank NA	1.750%	12/28/12	1,100	1,121
3	Citigroup Funding Inc.	2.125%	7/12/12	600	611
3	Citigroup Funding Inc.	1.875%	10/22/12	931	949
3	Citigroup Funding Inc.	2.250%	12/10/12	250	256
	Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,544
2	Federal Agricultural Mortgage Corp.	1.250%	12/6/13	225	226
2	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	127
2	Federal Farm Credit Bank	4.500%	10/17/12	700	737
2	Federal Farm Credit Bank	1.875%	12/7/12	475	485
2	Federal Farm Credit Bank	1.750%	2/21/13	450	459
2	Federal Farm Credit Bank	1.375%	6/25/13	390	396
2	Federal Farm Credit Bank	1.125%	2/27/14	700	704
2	Federal Farm Credit Bank	2.625%	4/17/14	1,000	1,046
2	Federal Farm Credit Bank	3.000%	9/22/14	600	635
2	Federal Farm Credit Bank	1.625%	11/19/14	400	405
2	Federal Farm Credit Bank	1.500%	11/16/15	350	347
2	Federal Farm Credit Bank	5.125%	8/25/16	925	1,062
2	Federal Farm Credit Bank	4.875%	1/17/17	850	964
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	333
2	Federal Home Loan Banks	0.875%	8/22/12	200	201
2	Federal Home Loan Banks	1.750%	8/22/12	325	330
2	Federal Home Loan Banks	1.625%	9/26/12	2,500	2,539
2	Federal Home Loan Banks	1.500%	1/16/13	1,525	1,550
2	Federal Home Loan Banks	1.625%	3/20/13	200	204
2	Federal Home Loan Banks	1.000%	3/27/13	2,200	2,219
2	Federal Home Loan Banks	5.375%	6/14/13	250	273
2	Federal Home Loan Banks	1.875%	6/21/13	2,855	2,929
2	Federal Home Loan Banks	5.125%	8/14/13	1,115	1,221
2	Federal Home Loan Banks	4.000%	9/6/13	2,925	3,137
2	Federal Home Loan Banks	5.250%	9/13/13	1,800	1,979
2	Federal Home Loan Banks	4.500%	9/16/13	1,475	1,599
2	Federal Home Loan Banks	3.625%	10/18/13	4,200	4,480
2	Federal Home Loan Banks	3.125%	12/13/13	3,750	3,965
2	Federal Home Loan Banks	0.875%	12/27/13	8,000	8,023
2	Federal Home Loan Banks	1.375%	5/28/14	1,200	1,213
2	Federal Home Loan Banks	2.500%	6/13/14	200	209
2	Federal Home Loan Banks	5.500%	8/13/14	400	455
2	Federal Home Loan Banks	4.500%	11/14/14	200	221
2	Federal Home Loan Banks	2.750%	12/12/14	125	131
2	Federal Home Loan Banks	5.125%	10/19/16	1,225	1,403
2	Federal Home Loan Banks	4.750%	12/16/16	875	992
2	Federal Home Loan Banks	4.875%	5/17/17	900	1,028
2	Federal Home Loan Banks	5.000%	11/17/17	2,350	2,703
2	Federal Home Loan Banks	5.375%	8/15/18	225	261
2	Federal Home Loan Banks	4.125%	3/13/20	2,250	2,381
2	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,137
2	Federal Home Loan Banks	5.625%	6/11/21	1,100	1,283
2	Federal Home Loan Banks	5.500%	7/15/36	500	549
2	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	900	945
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	8,000	8,471
2	Federal Home Loan Mortgage Corp.	1.000%	8/28/12	250	252
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	500	511

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,726
2	Federal Home Loan Mortgage Corp.	0.375%	11/30/12	900	900
2	Federal Home Loan Mortgage Corp.	0.625%	12/28/12	8,375	8,399
2	Federal Home Loan Mortgage Corp.	0.750%	12/28/12	1,000	1,004
2	Federal Home Loan Mortgage Corp.	1.375%	1/9/13	2,825	2,866
2	Federal Home Loan Mortgage Corp.	0.750%	3/28/13	1,500	1,507
2	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	760	808
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	10,325	11,138
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	3,525	3,796
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	2,600	2,839
2	Federal Home Loan Mortgage Corp.	1.375%	2/25/14	7,500	7,596
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,305
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,789
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,410
2	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	1,200	1,198
2	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	900	899
2	Federal Home Loan Mortgage Corp.	4.375%	7/17/15	4,000	4,441
2	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,004
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,459
2	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,650	1,692
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,283
2	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	345
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,521
2	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,216
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,704
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,225	3,413
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,087
2	Federal National Mortgage Assn.	1.125%	7/30/12	300	303
2	Federal National Mortgage Assn.	1.750%	8/10/12	14,000	14,224
2	Federal National Mortgage Assn.	4.375%	9/15/12	1,750	1,835
2	Federal National Mortgage Assn.	0.375%	12/28/12	575	575
2	Federal National Mortgage Assn.	3.625%	2/12/13	3,550	3,729
2	Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,364
2	Federal National Mortgage Assn.	0.750%	2/26/13	1,650	1,657
2	Federal National Mortgage Assn.	4.625%	5/1/13	700	748
2	Federal National Mortgage Assn.	1.750%	5/7/13	650	665
2	Federal National Mortgage Assn.	0.500%	8/9/13	100	100
2	Federal National Mortgage Assn.	1.250%	8/20/13	400	405
2	Federal National Mortgage Assn.	0.750%	12/18/13	1,400	1,400
2	Federal National Mortgage Assn.	5.125%	1/2/14	975	1,067
2	Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,154
2	Federal National Mortgage Assn.	1.250%	2/27/14	5,000	5,045
2	Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,180
2	Federal National Mortgage Assn.	4.125%	4/15/14	2,250	2,446
2	Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,732
2	Federal National Mortgage Assn.	1.125%	6/27/14	1,300	1,305
2	Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,224
2	Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,251
2	Federal National Mortgage Assn.	2.625%	11/20/14	800	838
2	Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,031
2	Federal National Mortgage Assn.	1.625%	10/26/15	10,850	10,817
2	Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,453
2	Federal National Mortgage Assn.	2.375%	4/11/16	2,000	2,043
2	Federal National Mortgage Assn.	5.250%	9/15/16	4,825	5,573
2	Federal National Mortgage Assn.	4.875%	12/15/16	3,975	4,519
2	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,257
2	Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,328
2	Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,292
2	Federal National Mortgage Assn.	6.625%	11/15/30	915	1,160
2	Federal National Mortgage Assn.	5.625%	7/15/37	2,035	2,288
2	Financing Corp. Fico	9.800%	4/6/18	500	713
2	Financing Corp. Fico	9.650%	11/2/18	475	682
3	General Electric Capital Corp.	2.125%	12/21/12	825	845
3	General Electric Capital Corp.	2.625%	12/28/12	675	697

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Israel Government AID Bond	5.500%	9/18/23	500	574
	Israel Government AID Bond	5.500%	12/4/23	375	431
	Israel Government AID Bond	5.500%	4/26/24	925	1,063
3	JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,431
	Private Export Funding Corp.	3.050%	10/15/14	150	158
	Private Export Funding Corp.	2.250%	12/15/17	200	196
	Private Export Funding Corp.	4.375%	3/15/19	350	379
	Private Export Funding Corp.	4.300%	12/15/21	175	183
2	Tennessee Valley Authority	4.500%	4/1/18	450	497
2	Tennessee Valley Authority	3.875%	2/15/21	500	512
2	Tennessee Valley Authority	6.750%	11/1/25	100	127
2	Tennessee Valley Authority	7.125%	5/1/30	1,500	1,979
2	Tennessee Valley Authority	4.650%	6/15/35	500	493
2	Tennessee Valley Authority	5.500%	6/15/38	225	246
2	Tennessee Valley Authority	5.250%	9/15/39	425	449
2	Tennessee Valley Authority	5.375%	4/1/56	375	404
2	Tennessee Valley Authority	4.625%	9/15/60	175	166
4	US Central Federal Credit Union	1.900%	10/19/12	475	484
4	Western Corporate Federal Credit Union	1.750%	11/2/12	250	254
					248,100
Conventional Mortgage-Backed Securities (11.1%)
‡,2,5	Fannie Mae Pool	3.500%	2/1/26–4/1/41	36,001	36,122
‡,2,5	Fannie Mae Pool	4.000%	8/1/18–2/1/41	96,939	98,732
‡,2,5	Fannie Mae Pool	4.500%	7/1/11–7/1/41	98,068	102,543
‡,2,5	Fannie Mae Pool	5.000%	1/1/12–7/1/41	104,577	111,696
‡,2,5	Fannie Mae Pool	5.500%	2/1/14–7/1/41	94,045	102,237
2,5	Fannie Mae Pool	6.000%	7/1/11–10/1/38	69,081	76,180
2,5	Fannie Mae Pool	6.500%	11/1/11–1/1/39	23,045	26,128
2,5	Fannie Mae Pool	7.000%	8/1/11–11/1/37	5,426	6,198
2,5	Fannie Mae Pool	7.500%	12/1/11–12/1/32	844	979
2,5	Fannie Mae Pool	8.000%	11/1/11–11/1/30	128	152
2,5	Fannie Mae Pool	8.500%	11/1/18–9/1/30	95	110
2,5	Fannie Mae Pool	9.000%	1/1/21–8/1/26	31	37
2,5	Fannie Mae Pool	9.500%	5/1/16–2/1/25	8	9
2,5	Fannie Mae Pool	10.000%	1/1/20–8/1/21	1	1
2,5	Fannie Mae Pool	10.500%	8/1/20		1
‡,2,5	Freddie Mac Gold Pool	3.500%	7/1/26–1/1/41	18,157	18,353
‡,2,5	Freddie Mac Gold Pool	4.000%	2/1/12–7/1/41	62,416	63,706
‡,2,5	Freddie Mac Gold Pool	4.500%	2/1/18–7/1/41	72,416	75,647
‡,2,5	Freddie Mac Gold Pool	5.000%	10/1/11–7/1/41	70,323	75,016
2,5	Freddie Mac Gold Pool	5.500%	1/1/14–5/1/40	71,375	77,530
2,5	Freddie Mac Gold Pool	6.000%	3/1/12–11/1/39	44,524	49,070
2,5	Freddie Mac Gold Pool	6.500%	2/1/12–1/1/39	12,044	13,607
2,5	Freddie Mac Gold Pool	7.000%	10/1/11–12/1/38	2,801	3,238
2,5	Freddie Mac Gold Pool	7.500%	8/1/11–1/1/32	375	436
2,5	Freddie Mac Gold Pool	8.000%	6/1/12–10/1/31	429	494
2,5	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	54	66
2,5	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	41	49
2,5	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	5	6
2,5	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	7	8
2,5	Freddie Mac Non Gold Pool	8.500%	12/1/16	1	1
‡,5	Ginnie Mae I Pool	3.500%	2/15/26–7/1/41	3,149	3,107
‡,5	Ginnie Mae I Pool	4.000%	1/15/25–7/1/41	20,438	20,841
‡,5	Ginnie Mae I Pool	4.500%	8/15/18–7/1/41	44,990	47,627
5	Ginnie Mae I Pool	5.000%	1/15/18–8/15/40	35,837	38,964
5	Ginnie Mae I Pool	5.500%	3/15/15–7/1/41	21,752	24,030
5	Ginnie Mae I Pool	6.000%	12/15/13–6/15/40	13,963	15,605
5	Ginnie Mae I Pool	6.500%	3/15/13–8/15/39	3,660	4,180
5	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,832	2,123
5	Ginnie Mae I Pool	7.500%	12/15/11–3/15/32	490	570
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	340	378
5	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	39	44
5	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	61	67

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Ginnie Mae I Pool	9.500%	10/15/19–1/15/25	4	4
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
‡,5	Ginnie Mae II Pool	4.000%	3/20/26–7/1/41	17,983	18,269
‡,5	Ginnie Mae II Pool	4.500%	11/20/35–7/1/41	47,647	50,125
‡,5	Ginnie Mae II Pool	5.000%	1/20/35–7/1/41	38,224	41,483
‡,5	Ginnie Mae II Pool	5.500%	11/20/34–7/1/41	14,478	15,939
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	10,328	11,424
5	Ginnie Mae II Pool	6.500%	12/20/35–12/20/37	3,469	3,911
5	Ginnie Mae II Pool	7.000%	4/20/38	81	92
					1,237,136
Nonconventional Mortgage-Backed Securities (0.4%)
2,5	Fannie Mae Pool	2.318%	11/1/35	107	113
2,5	Fannie Mae Pool	2.460%	11/1/34	228	237
2,5	Fannie Mae Pool	2.483%	2/1/36	237	242
2,5	Fannie Mae Pool	2.559%	12/1/35	443	466
2,5	Fannie Mae Pool	2.562%	1/1/35	425	450
2,5	Fannie Mae Pool	2.572%	12/1/40	555	567
2,5	Fannie Mae Pool	2.579%	10/1/40	684	700
2,5	Fannie Mae Pool	2.640%	9/1/34	134	141
2,5	Fannie Mae Pool	2.685%	11/1/33	128	135
2,5	Fannie Mae Pool	2.872%	3/1/41	733	754
2,5	Fannie Mae Pool	2.961%	12/1/40	411	420
2,5	Fannie Mae Pool	3.010%	3/1/41	355	366
2,5	Fannie Mae Pool	3.070%	9/1/35	275	284
2,5	Fannie Mae Pool	3.100%	12/1/40	490	506
2,5	Fannie Mae Pool	3.127%	8/1/35	387	395
2,5	Fannie Mae Pool	3.146%	2/1/41	464	481
2,5	Fannie Mae Pool	3.154%	2/1/41	445	457
2,5	Fannie Mae Pool	3.197%	8/1/40	481	499
2,5	Fannie Mae Pool	3.202%	12/1/40	465	482
2,5	Fannie Mae Pool	3.224%	9/1/40	496	514
2,5	Fannie Mae Pool	3.256%	11/1/40	499	518
2,5	Fannie Mae Pool	3.257%	10/1/40	855	887
2,5	Fannie Mae Pool	3.296%	1/1/40	840	874
2,5	Fannie Mae Pool	3.386%	5/1/40	372	387
2,5	Fannie Mae Pool	3.508%	5/1/40	365	380
2,5	Fannie Mae Pool	3.525%	3/1/40	1,323	1,381
2,5	Fannie Mae Pool	3.622%	4/1/41	646	662
2,5	Fannie Mae Pool	3.907%	12/1/35	744	791
2,5	Fannie Mae Pool	4.520%	11/1/34	652	690
2,5	Fannie Mae Pool	4.572%	8/1/35	499	524
2,5	Fannie Mae Pool	4.651%	8/1/37	604	638
2,5	Fannie Mae Pool	4.988%	12/1/33	179	190
2,5	Fannie Mae Pool	5.067%	3/1/37	488	515
2,5	Fannie Mae Pool	5.069%	3/1/38	302	325
2,5	Fannie Mae Pool	5.416%	1/1/37	369	393
2,5	Fannie Mae Pool	5.485%	3/1/37	373	392
2,5	Fannie Mae Pool	5.666%	3/1/37	461	484
2,5	Fannie Mae Pool	5.705%	4/1/37	127	134
2,5	Fannie Mae Pool	5.712%	12/1/37	805	874
2,5	Fannie Mae Pool	5.718%	2/1/37	343	364
2,5	Fannie Mae Pool	5.730%	4/1/37	605	651
2,5	Fannie Mae Pool	5.887%	8/1/37	393	418
2,5	Fannie Mae Pool	5.915%	6/1/36	89	95
2,5	Fannie Mae Pool	5.933%	11/1/36	979	1,052
2,5	Fannie Mae Pool	6.260%	9/1/37	292	310
2,5	Freddie Mac 7/1 ARM	5.551%	1/1/38	455	488
2,5	Freddie Mac Non Gold Pool	2.477%	1/1/35	31	33
2,5	Freddie Mac Non Gold Pool	2.487%	12/1/34	493	514
2,5	Freddie Mac Non Gold Pool	2.563%	12/1/34	168	173
2,5	Freddie Mac Non Gold Pool	2.564%	3/1/36	459	479
2,5	Freddie Mac Non Gold Pool	2.645%	12/1/40	754	772
2,5	Freddie Mac Non Gold Pool	2.697%	12/1/40	1,235	1,266
2,5	Freddie Mac Non Gold Pool	2.794%	11/1/40	502	516

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,5	Freddie Mac Non Gold Pool	2.818%	1/1/41	583	592
2,5	Freddie Mac Non Gold Pool	2.997%	2/1/41	888	915
2,5	Freddie Mac Non Gold Pool	3.082%	3/1/41	495	512
2,5	Freddie Mac Non Gold Pool	3.153%	11/1/40	491	508
2,5	Freddie Mac Non Gold Pool	3.303%	6/1/40	482	501
2,5	Freddie Mac Non Gold Pool	3.331%	4/1/40	486	505
2,5	Freddie Mac Non Gold Pool	3.352%	5/1/40	261	272
2,5	Freddie Mac Non Gold Pool	3.440%	5/1/40	300	313
2,5	Freddie Mac Non Gold Pool	3.575%	6/1/40	366	382
2,5	Freddie Mac Non Gold Pool	3.592%	6/1/40	622	648
2,5	Freddie Mac Non Gold Pool	3.634%	1/1/40	468	489
2,5	Freddie Mac Non Gold Pool	3.667%	9/1/40	856	892
2,5	Freddie Mac Non Gold Pool	4.032%	1/1/37	338	355
2,5	Freddie Mac Non Gold Pool	4.613%	7/1/35	359	382
2,5	Freddie Mac Non Gold Pool	4.625%	11/1/34	177	187
2,5	Freddie Mac Non Gold Pool	5.025%	5/1/35	580	621
2,5	Freddie Mac Non Gold Pool	5.344%	12/1/35	356	377
2,5	Freddie Mac Non Gold Pool	5.409%	4/1/37	839	890
2,5	Freddie Mac Non Gold Pool	5.424%	3/1/37	518	554
2,5	Freddie Mac Non Gold Pool	5.498%	2/1/36	464	495
2,5	Freddie Mac Non Gold Pool	5.550%	4/1/37	547	587
2,5	Freddie Mac Non Gold Pool	5.559%	4/1/37	334	349
2,5	Freddie Mac Non Gold Pool	5.639%	12/1/36	200	209
2,5	Freddie Mac Non Gold Pool	5.715%	6/1/37	592	630
2,5	Freddie Mac Non Gold Pool	5.722%	9/1/36	507	542
2,5	Freddie Mac Non Gold Pool	5.764%	5/1/36	280	298
2,5	Freddie Mac Non Gold Pool	5.816%	10/1/37	279	297
2,5	Freddie Mac Non Gold Pool	5.830%	8/1/37	413	440
2,5	Freddie Mac Non Gold Pool	5.845%	5/1/37	943	1,017
2,5	Freddie Mac Non Gold Pool	5.877%	12/1/36	230	246
2,5	Freddie Mac Non Gold Pool	6.070%	10/1/37	72	77
2,5	Freddie Mac Non Gold Pool	6.398%	2/1/37	227	245
5	Ginnie Mae II Pool	2.500%	1/20/41–6/20/41	2,842	2,876
5	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	897	923
5	Ginnie Mae II Pool	3.500%	1/20/41	493	515
5	Ginnie Mae II Pool	4.500%	10/20/39	116	122
5	Ginnie Mae II Pool	5.000%	10/20/38	107	114
					46,256
Total U.S. Government and Agency Obligations (Cost $3,031,566)					3,126,700
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
5	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	45	46
5	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	150	156
5	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	900	964
5,6	Banc of America Commercial Mortgage Inc.	5.233%	11/10/42	125	130
5	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	235	234
5	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	1,391	1,413
5	Banc of America Commercial Mortgage Inc.	5.923%	5/10/45	350	387
5,6	Banc of America Commercial Mortgage Inc.	5.959%	5/10/45	160	146
5	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,200	1,290
5,6	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	10	10
5	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	1,150	1,250
5,6	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	20	20
5	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,075	1,177
5,6	Banc of America Commercial Mortgage Inc.	5.367%	9/10/47	100	102
5,6	Banc of America Commercial Mortgage Inc.	5.367%	9/10/47	170	164
5	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	825	884
5	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	123
5,6	Banc of America Commercial Mortgage Inc.	5.523%	1/15/49	125	102
5,6	Banc of America Commercial Mortgage Inc.	6.394%	2/10/51	1,400	1,561
7	Bank of Scotland plc	5.250%	2/21/17	1,350	1,422
5	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	318	319
5	Bear Stearns Commercial Mortgage Securities	5.706%	4/12/38	250	274

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	Bear Stearns Commercial Mortgage Securities	5.707%	4/12/38	250	259
5	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	575	591
5,6	Bear Stearns Commercial Mortgage Securities	5.942%	9/11/38	275	286
5,6	Bear Stearns Commercial Mortgage Securities	5.942%	9/11/38	125	116
5	Bear Stearns Commercial Mortgage Securities	5.620%	3/11/39	175	189
5	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	750	787
5	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	300	313
5	Bear Stearns Commercial Mortgage Securities	5.853%	6/11/40	1,416	1,432
5,6	Bear Stearns Commercial Mortgage Securities	5.905%	6/11/40	125	97
5	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	200	189
5	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	160	161
5,6	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	397	392
5	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	335	339
5	Bear Stearns Commercial Mortgage Securities	4.868%	11/11/41	100	96
5	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	1,575	1,763
5	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	420	427
5,6	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	335	326
5,6	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	200	172
5	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	1,050	1,090
5	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	300	326
5	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	850	929
5,6	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	225	225
5	Capital Auto Receivables Asset Trust	4.680%	10/15/12	260	265
5	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,929
5	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	400	464
5	CDC Commercial Mortgage Trust	5.676%	11/15/30	415	418
5	Chase Issuance Trust	5.400%	7/15/15	400	436
7	Cie de Financement Foncier	2.125%	4/22/13	375	381
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,184
5	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	271
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	201
5	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	202
5	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	50
5,6	Citigroup Commercial Mortgage Trust	5.920%	3/15/49	550	608
5	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	150	149
5	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	100	87
5,6	Citigroup Commercial Mortgage Trust	5.823%	12/10/49	350	347
5,6	Citigroup Commercial Mortgage Trust	5.823%	12/10/49	650	719
5,6	Citigroup Commercial Mortgage Trust	5.886%	12/10/49	850	935
5,6	Citigroup Commercial Mortgage Trust	5.886%	12/10/49	275	271
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.393%	7/15/44	600	654
5,6	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.394%	7/15/44	300	306
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,650	1,807
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	425	414
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.688%	10/15/48	150	123
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	1,400	1,412
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	675	714
5,7	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	687	759
5	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	875	904
5	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	800	847
5	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	475	515
5	Commercial Mortgage Pass Through Certificates	5.946%	6/10/46	1,055	1,166
5,6	Commercial Mortgage Pass Through Certificates	5.972%	6/10/46	200	204
5	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	192	192
5,6	Commercial Mortgage Pass Through Certificates	6.008%	12/10/49	900	993
5,6	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	1,500	1,579
5	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	50	50
5,6	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	1,000	1,074
5,6	Credit Suisse First Boston Mortgage Securities Corp.	5.075%	2/15/38	140	139
5	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	770	795
5,6	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	80	80
5,6	Credit Suisse First Boston Mortgage Securities Corp.	5.190%	8/15/38	150	149
5,6	Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	160	152
5	Credit Suisse Mortgage Capital Certificates	6.013%	6/15/38	1,875	2,063

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Credit Suisse Mortgage Capital Certificates	6.013%	6/15/38	52	52
5	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	575	625
5,6	Credit Suisse Mortgage Capital Certificates	5.750%	2/15/39	400	400
5,6	Credit Suisse Mortgage Capital Certificates	5.784%	2/15/39	175	161
5,6	Credit Suisse Mortgage Capital Certificates	5.905%	6/15/39	250	268
5	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	70
5	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	200	214
5	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	549
5,6	CW Capital Cobalt Ltd.	6.010%	5/15/46	1,000	1,080
5	Discover Card Master Trust	5.650%	12/15/15	1,650	1,800
5	Discover Card Master Trust	5.650%	3/16/20	375	432
5,6	First Union Commercial Mortgage Trust	6.750%	10/15/35	287	298
5	First Union National Bank Commercial Mortgage	6.223%	12/12/33	378	380
5	Ford Credit Auto Owner Trust	2.420%	11/15/14	225	231
5	Ford Credit Auto Owner Trust	2.150%	6/15/15	825	846
5	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	987	1,025
5,6	GE Capital Commercial Mortgage Corp.	5.512%	3/10/44	325	327
5,6	GE Capital Commercial Mortgage Corp.	5.512%	3/10/44	950	1,026
5	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	285	303
5	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	93	93
5	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	150	155
5	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	80
5	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	80	82
5	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	950	1,018
5	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	75	75
5	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	518
5	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,200	1,289
5	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	139	140
5	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,000	1,077
5,6	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	275	265
5,6	Greenwich Capital Commercial Funding Corp.	6.078%	7/10/38	225	233
5	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	72
5	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	2,097
5,6	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	100	97
5	GS Mortgage Securities Corp. II	5.506%	4/10/38	596	602
5,6	GS Mortgage Securities Corp. II	5.553%	4/10/38	700	759
5,6	GS Mortgage Securities Corp. II	5.622%	4/10/38	250	254
5	Honda Auto Receivables Owner Trust	4.880%	9/18/14	404	410
5	Honda Auto Receivables Owner Trust	1.800%	4/17/17	150	152
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	350	363
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.654%	1/12/37	150	154
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.534%	8/12/37	100	98
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.824%	9/12/37	284	287
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.879%	1/12/38	507	537
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.404%	1/12/39	110	116
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.550%	6/12/41	600	651
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	135	136
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.498%	1/12/43	10	10
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	350	382
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.623%	12/12/44	150	147
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.672%	12/12/44	75	61

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.413%	12/15/44	175	185
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.492%	12/15/44	70	66
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.067%	4/15/45	155	140
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.067%	4/15/45	80	82
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.067%	4/15/45	775	857
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	375	372
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.623%	5/12/45	75	61
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	225	227
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.447%	5/15/45	250	264
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	6/12/47	500	535
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.004%	6/15/49	210	227
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	1,105	1,208
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	592	603
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.102%	2/12/51	175	173
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	1,355	1,481
5	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,299	1,386
5	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	615
5,6	LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	226	241
5	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	42	42
5	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,345
5	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	125
5	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,300	1,344
5	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	250	263
5	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	859
5,6	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	400	426
5	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,571
5,6	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,000	1,098
5	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	101
5	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	194
5	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	300	324
5	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	242
5,6	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	75	75
5,6	LB-UBS Commercial Mortgage Trust	5.276%	2/15/41	150	139
5,6	LB-UBS Commercial Mortgage Trust	6.315%	4/15/41	260	252
5	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	675	735
5	Merrill Lynch Mortgage Trust	5.236%	11/12/35	750	790
5	Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	41
5	Merrill Lynch Mortgage Trust	5.862%	5/12/39	800	873
5,6	Merrill Lynch Mortgage Trust	5.863%	5/12/39	100	103
5	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	248
5,6	Merrill Lynch Mortgage Trust	5.802%	8/12/43	150	121
5,6	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,650	1,788
5,6	Merrill Lynch Mortgage Trust	6.020%	6/12/50	165	155
5,6	Merrill Lynch Mortgage Trust	6.020%	6/12/50	1,450	1,588
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	258
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	812
5,6	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.707%	2/12/39	25	23
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.097%	6/12/46	900	995
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	160	158

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	1,672
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	635	648
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	150	162
5	Morgan Stanley Capital I	4.970%	4/14/40	450	484
5,6	Morgan Stanley Capital I	5.110%	6/15/40	950	1,022
5	Morgan Stanley Capital I	5.270%	6/13/41	400	431
5,6	Morgan Stanley Capital I	5.989%	8/12/41	110	115
5	Morgan Stanley Capital I	5.328%	11/12/41	250	270
5	Morgan Stanley Capital I	5.360%	11/12/41	375	375
5,6	Morgan Stanley Capital I	4.840%	12/13/41	65	62
5	Morgan Stanley Capital I	4.970%	12/15/41	675	715
5	Morgan Stanley Capital I	5.168%	1/14/42	425	454
5,6	Morgan Stanley Capital I	5.789%	6/11/42	75	74
5,6	Morgan Stanley Capital I	5.789%	6/11/42	850	947
5	Morgan Stanley Capital I	4.989%	8/13/42	1,350	1,458
5,6	Morgan Stanley Capital I	5.073%	8/13/42	180	170
5	Morgan Stanley Capital I	5.230%	9/15/42	1,200	1,294
5	Morgan Stanley Capital I	5.897%	10/15/42	550	602
5,6	Morgan Stanley Capital I	5.901%	10/15/42	30	30
5,6	Morgan Stanley Capital I	5.901%	10/15/42	200	192
5,6	Morgan Stanley Capital I	5.374%	11/14/42	900	972
5	Morgan Stanley Capital I	5.332%	12/15/43	350	377
5,6	Morgan Stanley Capital I	5.599%	3/12/44	575	621
5,6	Morgan Stanley Capital I	5.773%	7/12/44	250	251
5,6	Morgan Stanley Capital I	5.793%	7/12/44	225	209
5	Morgan Stanley Capital I	4.660%	9/13/45	250	266
5,6	Morgan Stanley Capital I	5.692%	4/15/49	1,100	1,171
5,6	Morgan Stanley Capital I	5.874%	4/15/49	250	225
5,6	Morgan Stanley Capital I	5.544%	11/12/49	275	270
5	Morgan Stanley Capital I	5.809%	12/12/49	590	645
5,6	Morgan Stanley Capital I	6.313%	12/12/49	225	218
5	Morgan Stanley Capital I	5.090%	10/12/52	198	198
5,6	Morgan Stanley Capital I	5.204%	10/12/52	260	260
5	Morgan Stanley Capital I	4.770%	7/15/56	170	165
5	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,375	1,433
5	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	270	272
5	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	844	876
7	Nationwide Building Society	5.500%	7/18/12	2,000	2,087
5	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	444	455
7	Northern Rock Asset Management plc	5.625%	6/22/17	1,500	1,574
5	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,385
7	Royal Bank of Canada	3.125%	4/14/15	425	445
5,6	TIAA Seasoned Commercial Mortgage Trust	5.979%	8/15/39	160	154
5	USAA Auto Owner Trust	4.710%	2/18/14	824	836
5,6	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	158
5,6	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	550	583
5	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	56	56
5	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	463	492
5,6	Wachovia Bank Commercial Mortgage Trust	5.512%	7/15/41	850	914
5	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,221
5,6	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	429
5,6	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	75	75
5	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	377
5,6	Wachovia Bank Commercial Mortgage Trust	5.860%	5/15/43	900	991
5	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,123
5	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	65	67
5	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	142
5,6	Wachovia Bank Commercial Mortgage Trust	5.380%	10/15/44	60	60
5,6	Wachovia Bank Commercial Mortgage Trust	5.380%	10/15/44	850	928
5,6	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	1,100	1,181
5,6	Wachovia Bank Commercial Mortgage Trust	5.490%	12/15/44	50	52
5,6	Wachovia Bank Commercial Mortgage Trust	6.173%	6/15/45	67	69
5,6	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	950	1,046
5	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	200	211

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,620
5	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	366
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $124,401)					138,698
Corporate Bonds (8.2%)
Finance (3.0%)
	Banking (2.0%)
	Abbey National Treasury Services PLC	2.875%	4/25/14	175	175
	Abbey National Treasury Services PLC	4.000%	4/27/16	150	148
	American Express Bank FSB	5.550%	10/17/12	375	396
	American Express Bank FSB	6.000%	9/13/17	225	256
	American Express Centurion Bank	5.550%	10/17/12	250	264
	American Express Centurion Bank	5.950%	6/12/17	75	85
	American Express Centurion Bank	6.000%	9/13/17	1,750	1,975
	American Express Co.	7.250%	5/20/14	425	486
	American Express Co.	5.500%	9/12/16	350	392
	American Express Co.	6.150%	8/28/17	225	255
	American Express Co.	7.000%	3/19/18	1,000	1,168
5	American Express Co.	6.800%	9/1/66	450	456
	American Express Credit Corp.	7.300%	8/20/13	1,200	1,336
	American Express Credit Corp.	5.125%	8/25/14	275	300
	Banco Santander Chile	2.875%	11/13/12	250	251
7	BanColombia SA	4.250%	1/12/16	525	530
	Bank of America Corp.	5.375%	9/11/12	1,025	1,073
	Bank of America Corp.	4.875%	9/15/12	75	78
	Bank of America Corp.	4.875%	1/15/13	750	784
	Bank of America Corp.	7.375%	5/15/14	1,025	1,150
	Bank of America Corp.	5.125%	11/15/14	1,125	1,190
	Bank of America Corp.	4.500%	4/1/15	1,250	1,304
	Bank of America Corp.	5.250%	12/1/15	275	287
	Bank of America Corp.	3.625%	3/17/16	2,275	2,281
	Bank of America Corp.	6.500%	8/1/16	750	836
	Bank of America Corp.	5.750%	8/15/16	275	289
	Bank of America Corp.	5.625%	10/14/16	75	79
	Bank of America Corp.	5.420%	3/15/17	775	788
	Bank of America Corp.	6.000%	9/1/17	250	267
	Bank of America Corp.	5.650%	5/1/18	4,550	4,781
	Bank of America Corp.	7.625%	6/1/19	400	463
	Bank of America Corp.	5.625%	7/1/20	875	903
	Bank of America NA	5.300%	3/15/17	325	334
	Bank of America NA	6.100%	6/15/17	350	375
	Bank of America NA	6.000%	10/15/36	600	576
	Bank of Montreal	2.125%	6/28/13	275	281
	Bank of New York Mellon Corp.	4.950%	11/1/12	425	449
	Bank of New York Mellon Corp.	4.300%	5/15/14	250	270
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,250
	Bank of New York Mellon Corp.	2.500%	1/15/16	450	453
	Bank of New York Mellon Corp.	5.450%	5/15/19	350	387
	Bank of New York Mellon Corp.	4.600%	1/15/20	400	418
	Bank of Nova Scotia	2.250%	1/22/13	375	384
	Bank of Nova Scotia	2.375%	12/17/13	1,175	1,205
	Bank of Nova Scotia	2.050%	10/7/15	125	124
	Bank One Corp.	5.250%	1/30/13	925	978
	Bank One Corp.	4.900%	4/30/15	475	508
	Barclays Bank plc	2.500%	1/23/13	425	433
	Barclays Bank plc	5.200%	7/10/14	1,150	1,243
	Barclays Bank plc	5.000%	9/22/16	200	213
	Barclays Bank plc	6.750%	5/22/19	1,200	1,346
	Barclays Bank plc	5.125%	1/8/20	1,300	1,301
	BB&T Corp.	3.850%	7/27/12	225	232
	BB&T Corp.	3.950%	4/29/16	1,250	1,305
	BB&T Corp.	6.850%	4/30/19	275	325
	BBVA US Senior SAU	3.250%	5/16/14	275	272

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,780
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,079
	Bear Stearns Cos. LLC	6.400%	10/2/17	925	1,051
	Bear Stearns Cos. LLC	7.250%	2/1/18	375	444
	BNP Paribas / BNP Paribas US Medium-Term Note
	Program LLC	2.125%	12/21/12	800	809
	BNP Paribas SA	3.250%	3/11/15	75	76
	BNP Paribas SA	3.600%	2/23/16	650	655
	BNP Paribas SA	5.000%	1/15/21	1,875	1,886
	Branch Banking & Trust Co.	5.625%	9/15/16	100	112
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	25	25
	Canadian Imperial Bank of Commerce/Canada	1.450%	9/13/13	125	125
	Capital One Bank USA NA	8.800%	7/15/19	1,275	1,560
	Capital One Capital III	7.686%	8/15/66	525	535
	Capital One Capital IV	6.745%	2/17/37	300	303
	Capital One Financial Corp.	5.500%	6/1/15	225	246
	Capital One Financial Corp.	6.150%	9/1/16	50	55
	Capital One Financial Corp.	5.250%	2/21/17	50	54
	Capital One Financial Corp.	6.750%	9/15/17	100	115
5,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,032
	Citigroup Inc.	5.100%	9/29/11	325	328
	Citigroup Inc.	5.300%	10/17/12	1,825	1,916
	Citigroup Inc.	5.500%	4/11/13	1,775	1,883
	Citigroup Inc.	6.500%	8/19/13	500	545
	Citigroup Inc.	6.000%	12/13/13	775	841
	Citigroup Inc.	5.125%	5/5/14	100	107
	Citigroup Inc.	6.375%	8/12/14	1,500	1,651
	Citigroup Inc.	5.000%	9/15/14	3,325	3,473
	Citigroup Inc.	5.500%	10/15/14	875	949
	Citigroup Inc.	4.587%	12/15/15	825	863
	Citigroup Inc.	5.300%	1/7/16	275	295
	Citigroup Inc.	3.953%	6/15/16	250	255
	Citigroup Inc.	6.125%	11/21/17	1,075	1,186
	Citigroup Inc.	6.125%	5/15/18	1,250	1,371
	Citigroup Inc.	6.000%	10/31/33	525	497
	Citigroup Inc.	5.850%	12/11/34	50	49
	Citigroup Inc.	6.125%	8/25/36	450	431
	Citigroup Inc.	5.875%	5/29/37	225	221
	Citigroup Inc.	6.875%	3/5/38	1,375	1,520
	Citigroup Inc.	8.125%	7/15/39	1,000	1,261
	Comerica Bank	5.200%	8/22/17	300	317
	Comerica Inc.	3.000%	9/16/15	375	376
	Compass Bank	6.400%	10/1/17	150	162
	Compass Bank	5.900%	4/1/26	225	221
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands	2.125%	10/13/15	175	173
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands	4.500%	1/11/21	1,425	1,462
	Credit Suisse	5.300%	8/13/19	475	505
	Credit Suisse AG	5.400%	1/14/20	200	203
5	Credit Suisse AG	5.860%	5/29/49	450	423
	Credit Suisse New York	5.000%	5/15/13	425	453
	Credit Suisse New York	2.200%	1/14/14	1,175	1,190
	Credit Suisse New York	5.500%	5/1/14	700	767
	Credit Suisse New York	3.500%	3/23/15	2,000	2,058
	Credit Suisse New York	6.000%	2/15/18	1,025	1,105
	Credit Suisse New York	4.375%	8/5/20	300	294
	Credit Suisse USA Inc.	5.125%	1/15/14	50	54
	Credit Suisse USA Inc.	4.875%	1/15/15	235	254
	Credit Suisse USA Inc.	5.850%	8/16/16	750	843
	Credit Suisse USA Inc.	7.125%	7/15/32	575	685
	Deutsche Bank AG	5.375%	10/12/12	1,400	1,478
	Deutsche Bank AG	4.875%	5/20/13	875	929
	Deutsche Bank AG	3.450%	3/30/15	375	387

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Deutsche Bank AG	3.250%	1/11/16	150	151
	Deutsche Bank AG	6.000%	9/1/17	1,075	1,198
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	960
	Discover Bank	7.000%	4/15/20	250	277
	Fifth Third Bancorp	6.250%	5/1/13	675	730
	Fifth Third Bancorp	3.625%	1/25/16	475	477
	Fifth Third Bancorp	8.250%	3/1/38	600	706
	Fifth Third Bank	4.750%	2/1/15	325	342
	First Horizon National Corp.	5.375%	12/15/15	775	825
	First Niagara Financial Group Inc.	6.750%	3/19/20	75	83
	First Tennessee Bank NA	5.050%	1/15/15	325	337
	FleetBoston Financial Corp.	6.875%	1/15/28	600	618
	Golden West Financial Corp.	4.750%	10/1/12	375	392
	Goldman Sachs Capital I	6.345%	2/15/34	1,125	1,043
	Goldman Sachs Group Inc.	3.625%	8/1/12	300	309
	Goldman Sachs Group Inc.	5.700%	9/1/12	25	26
	Goldman Sachs Group Inc.	5.450%	11/1/12	900	951
	Goldman Sachs Group Inc.	4.750%	7/15/13	1,400	1,474
	Goldman Sachs Group Inc.	5.250%	10/15/13	125	133
	Goldman Sachs Group Inc.	5.150%	1/15/14	700	744
	Goldman Sachs Group Inc.	6.000%	5/1/14	1,000	1,094
	Goldman Sachs Group Inc.	5.000%	10/1/14	2,475	2,644
	Goldman Sachs Group Inc.	5.125%	1/15/15	400	428
	Goldman Sachs Group Inc.	5.350%	1/15/16	800	862
	Goldman Sachs Group Inc.	3.625%	2/7/16	1,025	1,036
	Goldman Sachs Group Inc.	5.750%	10/1/16	500	544
	Goldman Sachs Group Inc.	5.625%	1/15/17	625	661
	Goldman Sachs Group Inc.	6.250%	9/1/17	400	438
	Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,274
	Goldman Sachs Group Inc.	6.150%	4/1/18	100	109
	Goldman Sachs Group Inc.	7.500%	2/15/19	125	145
	Goldman Sachs Group Inc.	5.375%	3/15/20	1,450	1,493
	Goldman Sachs Group Inc.	6.000%	6/15/20	1,225	1,315
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,375	1,328
	Goldman Sachs Group Inc.	6.125%	2/15/33	1,500	1,501
	Goldman Sachs Group Inc.	6.450%	5/1/36	450	429
	Goldman Sachs Group Inc.	6.750%	10/1/37	575	573
	Goldman Sachs Group Inc.	6.250%	2/1/41	950	958
7	HBOS plc	6.750%	5/21/18	425	410
	HSBC Bank USA NA	4.625%	4/1/14	1,000	1,067
	HSBC Bank USA NA	4.875%	8/24/20	275	275
	HSBC Bank USA NA	5.875%	11/1/34	300	300
	HSBC Bank USA NA	5.625%	8/15/35	625	594
	HSBC Holdings plc	5.100%	4/5/21	1,545	1,590
	HSBC Holdings plc	7.625%	5/17/32	400	439
	HSBC Holdings plc	7.350%	11/27/32	400	433
	HSBC Holdings plc	6.500%	5/2/36	100	103
	HSBC Holdings plc	6.500%	9/15/37	1,000	1,020
	HSBC Holdings plc	6.800%	6/1/38	75	79
	Huntington Bancshares Inc.	7.000%	12/15/20	450	504
7	ICICI Bank Ltd.	6.625%	10/3/12	25	26
	JPMorgan Chase & Co.	5.375%	10/1/12	650	686
	JPMorgan Chase & Co.	5.750%	1/2/13	350	372
	JPMorgan Chase & Co.	4.750%	5/1/13	1,425	1,514
	JPMorgan Chase & Co.	1.650%	9/30/13	525	530
	JPMorgan Chase & Co.	4.650%	6/1/14	875	938
	JPMorgan Chase & Co.	5.125%	9/15/14	1,375	1,483
	JPMorgan Chase & Co.	3.700%	1/20/15	325	337
	JPMorgan Chase & Co.	3.400%	6/24/15	2,325	2,383
	JPMorgan Chase & Co.	5.150%	10/1/15	1,025	1,110
	JPMorgan Chase & Co.	2.600%	1/15/16	450	442
	JPMorgan Chase & Co.	3.150%	7/5/16	125	126
	JPMorgan Chase & Co.	6.000%	1/15/18	150	168
	JPMorgan Chase & Co.	6.300%	4/23/19	875	982

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	4.400%	7/22/20	300	295
	JPMorgan Chase & Co.	4.250%	10/15/20	175	172
	JPMorgan Chase & Co.	6.400%	5/15/38	1,600	1,808
	JPMorgan Chase & Co.	5.500%	10/15/40	1,100	1,098
	JPMorgan Chase Bank NA	5.875%	6/13/16	725	799
	JPMorgan Chase Capital XVIII	6.950%	8/17/66	600	588
	JPMorgan Chase Capital XX	6.550%	9/29/66	600	595
	JPMorgan Chase Capital XXII	6.450%	1/15/87	650	648
	JPMorgan Chase Capital XXV	6.800%	10/1/37	725	714
	KeyBank NA	5.800%	7/1/14	150	164
	KeyBank NA	4.950%	9/15/15	25	27
	KeyBank NA	5.450%	3/3/16	300	325
	KeyCorp	6.500%	5/14/13	50	54
	KeyCorp	5.100%	3/24/21	900	912
	Lloyds TSB Bank plc	4.875%	1/21/16	350	357
	Lloyds TSB Bank plc	6.375%	1/21/21	1,675	1,742
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	397
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	692
	MBNA Corp.	6.125%	3/1/13	500	536
	MBNA Corp.	5.000%	6/15/15	400	423
	Mellon Funding Corp.	5.000%	12/1/14	250	274
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	175	184
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	503
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,020
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,140
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	134
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,319
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	630
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	125	128
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	1,088
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,382
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	735
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	212
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,275	1,413
	Morgan Stanley	4.750%	4/1/14	1,200	1,251
	Morgan Stanley	6.000%	5/13/14	1,050	1,144
	Morgan Stanley	4.200%	11/20/14	600	621
	Morgan Stanley	4.100%	1/26/15	975	1,000
	Morgan Stanley	6.000%	4/28/15	1,025	1,108
	Morgan Stanley	5.375%	10/15/15	650	695
	Morgan Stanley	3.450%	11/2/15	2,500	2,493
	Morgan Stanley	3.800%	4/29/16	825	825
	Morgan Stanley	5.750%	10/18/16	425	454
	Morgan Stanley	5.450%	1/9/17	975	1,027
	Morgan Stanley	5.550%	4/27/17	250	264
	Morgan Stanley	5.950%	12/28/17	700	750
	Morgan Stanley	6.625%	4/1/18	1,325	1,457
	Morgan Stanley	7.300%	5/13/19	1,125	1,259
	Morgan Stanley	5.625%	9/23/19	1,725	1,761
	Morgan Stanley	5.500%	1/26/20	525	533
	Morgan Stanley	5.500%	7/24/20	300	305
	Morgan Stanley	5.750%	1/25/21	1,375	1,419
	Morgan Stanley	6.250%	8/9/26	300	314
	National City Corp.	4.900%	1/15/15	500	542
5	National City Preferred Capital Trust I	12.000%	12/29/49	500	542
	Northern Trust Co.	6.500%	8/15/18	75	86
	Northern Trust Corp.	5.500%	8/15/13	100	109
	Northern Trust Corp.	4.625%	5/1/14	125	136
	PNC Bank NA	4.875%	9/21/17	525	563
	PNC Bank NA	6.000%	12/7/17	350	393
	PNC Funding Corp.	3.625%	2/8/15	500	524
	PNC Funding Corp.	5.250%	11/15/15	250	271
	PNC Funding Corp.	6.700%	6/10/19	50	59
	PNC Funding Corp.	5.125%	2/8/20	825	875

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Royal Bank of Canada	2.100%	7/29/13	750	769
	Royal Bank of Canada	2.625%	12/15/15	600	608
	Royal Bank of Canada	2.875%	4/19/16	125	127
	Royal Bank of Scotland Group plc	6.400%	10/21/19	450	457
	Royal Bank of Scotland plc	3.400%	8/23/13	150	153
	Royal Bank of Scotland plc	3.250%	1/11/14	650	659
7	Royal Bank of Scotland plc	4.875%	8/25/14	700	730
	Royal Bank of Scotland plc	4.875%	3/16/15	1,075	1,114
	Royal Bank of Scotland plc	4.375%	3/16/16	350	352
	Royal Bank of Scotland plc	5.625%	8/24/20	725	720
	Royal Bank of Scotland plc	6.125%	1/11/21	675	690
	Santander Holdings USA Inc.	4.625%	4/19/16	450	453
	Santander UK plc	7.950%	10/26/29	400	436
	SouthTrust Corp.	5.800%	6/15/14	300	325
	Sovereign Bank	5.125%	3/15/13	250	259
5,7	Standard Chartered plc	6.409%	12/31/49	300	283
	State Street Bank and Trust Co.	5.300%	1/15/16	300	331
	State Street Corp.	2.875%	3/7/16	1,150	1,166
	State Street Corp.	4.956%	3/15/18	200	210
	SunTrust Bank	7.250%	3/15/18	75	86
	SunTrust Banks Inc.	3.600%	4/15/16	675	683
	SunTrust Capital VIII	6.100%	12/1/66	115	112
	UBS AG	2.250%	8/12/13	850	862
	UBS AG	2.250%	1/28/14	300	302
	UBS AG	7.000%	10/15/15	750	830
	UBS AG	5.875%	12/20/17	1,675	1,834
	UBS AG	5.750%	4/25/18	50	54
	UBS AG	4.875%	8/4/20	1,275	1,299
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	551
	Union Bank NA	5.950%	5/11/16	450	496
	UnionBanCal Corp.	5.250%	12/16/13	150	161
	US Bancorp	1.125%	10/30/13	250	249
	US Bancorp	4.200%	5/15/14	600	645
	US Bancorp	3.150%	3/4/15	100	104
	US Bancorp	3.442%	2/1/16	1,575	1,597
	US Bank NA	6.300%	2/4/14	250	279
	US Bank NA	4.950%	10/30/14	175	191
	USB Capital XIII Trust	6.625%	12/15/39	125	126
	Wachovia Bank NA	4.800%	11/1/14	500	534
	Wachovia Bank NA	4.875%	2/1/15	1,030	1,105
	Wachovia Bank NA	5.850%	2/1/37	425	429
	Wachovia Bank NA	6.600%	1/15/38	700	774
	Wachovia Corp.	5.500%	5/1/13	600	644
	Wachovia Corp.	4.875%	2/15/14	345	367
	Wachovia Corp.	5.250%	8/1/14	100	108
	Wachovia Corp.	5.625%	10/15/16	500	544
	Wachovia Corp.	5.750%	6/15/17	300	335
	Wachovia Corp.	5.750%	2/1/18	100	111
	Wachovia Corp.	7.500%	4/15/35	150	175
	Wachovia Corp.	5.500%	8/1/35	200	191
	Wachovia Corp.	6.550%	10/15/35	100	107
	Wells Fargo & Co.	5.250%	10/23/12	2,350	2,484
	Wells Fargo & Co.	4.375%	1/31/13	275	288
	Wells Fargo & Co.	4.950%	10/16/13	375	398
	Wells Fargo & Co.	3.750%	10/1/14	700	736
	Wells Fargo & Co.	3.625%	4/15/15	400	416
	Wells Fargo & Co.	3.676%	6/15/16	250	259
	Wells Fargo & Co.	5.625%	12/11/17	550	609
	Wells Fargo & Co.	4.600%	4/1/21	1,125	1,135
	Wells Fargo Bank NA	4.750%	2/9/15	2,175	2,318
	Wells Fargo Bank NA	5.750%	5/16/16	250	276
	Wells Fargo Bank NA	5.950%	8/26/36	550	557
	Wells Fargo Capital X	5.950%	12/1/86	425	424
5	Wells Fargo Capital XIII	7.700%	12/29/49	450	460

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Wells Fargo Capital XV	9.750%	12/29/49	500	525
	Westpac Banking Corp.	2.250%	11/19/12	475	484
	Westpac Banking Corp.	1.850%	12/9/13	400	404
	Westpac Banking Corp.	4.200%	2/27/15	1,425	1,504
	Westpac Banking Corp.	3.000%	8/4/15	375	378
	Westpac Banking Corp.	4.875%	11/19/19	1,625	1,688
	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.650%	11/15/15	525	592
	BlackRock Inc.	2.250%	12/10/12	200	204
	BlackRock Inc.	3.500%	12/10/14	175	185
	BlackRock Inc.	6.250%	9/15/17	300	348
	BlackRock Inc.	4.250%	5/24/21	50	49
	Charles Schwab Corp.	4.950%	6/1/14	625	683
	Franklin Resources Inc.	2.000%	5/20/13	325	331
	Franklin Resources Inc.	3.125%	5/20/15	200	208
	Franklin Resources Inc.	4.625%	5/20/20	100	104
	Jefferies Group Inc.	5.125%	4/13/18	1,225	1,219
	Jefferies Group Inc.	8.500%	7/15/19	550	651
	Jefferies Group Inc.	6.875%	4/15/21	200	214
	Jefferies Group Inc.	6.450%	6/8/27	475	468
	Lazard Group LLC	6.850%	6/15/17	450	495
	Nomura Holdings Inc.	5.000%	3/4/15	375	395
	Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,013
	Nomura Holdings Inc.	6.700%	3/4/20	100	109
	Raymond James Financial Inc.	4.250%	4/15/16	100	103
	TD Ameritrade Holding Corp.	2.950%	12/1/12	100	102
	TD Ameritrade Holding Corp.	4.150%	12/1/14	150	159
	TD Ameritrade Holding Corp.	5.600%	12/1/19	100	106
	Finance Companies (0.3%)
	Block Financial LLC	7.875%	1/15/13	125	132
	GATX Corp.	4.750%	10/1/12	150	156
	General Electric Capital Corp.	3.500%	8/13/12	400	412
	General Electric Capital Corp.	5.250%	10/19/12	3,850	4,065
	General Electric Capital Corp.	2.800%	1/8/13	2,525	2,589
	General Electric Capital Corp.	5.450%	1/15/13	325	346
	General Electric Capital Corp.	4.800%	5/1/13	925	982
	General Electric Capital Corp.	2.100%	1/7/14	125	127
	General Electric Capital Corp.	5.900%	5/13/14	425	471
	General Electric Capital Corp.	5.500%	6/4/14	1,450	1,595
	General Electric Capital Corp.	5.650%	6/9/14	150	165
	General Electric Capital Corp.	3.750%	11/14/14	1,725	1,817
	General Electric Capital Corp.	2.250%	11/9/15	800	788
	General Electric Capital Corp.	2.950%	5/9/16	325	326
	General Electric Capital Corp.	5.375%	10/20/16	750	825
	General Electric Capital Corp.	5.625%	5/1/18	1,000	1,095
	General Electric Capital Corp.	6.000%	8/7/19	625	689
	General Electric Capital Corp.	5.500%	1/8/20	125	134
	General Electric Capital Corp.	5.550%	5/4/20	325	348
	General Electric Capital Corp.	4.375%	9/16/20	175	172
	General Electric Capital Corp.	5.300%	2/11/21	275	286
	General Electric Capital Corp.	6.750%	3/15/32	3,075	3,396
	General Electric Capital Corp.	6.150%	8/7/37	400	412
	General Electric Capital Corp.	5.875%	1/14/38	975	976
	General Electric Capital Corp.	6.875%	1/10/39	2,775	3,112
5	General Electric Capital Corp.	6.375%	11/15/67	800	818
5	HSBC Finance Capital Trust IX	5.911%	11/30/35	200	187
	HSBC Finance Corp.	4.750%	7/15/13	800	846
	HSBC Finance Corp.	5.250%	1/15/14	650	700
	HSBC Finance Corp.	5.000%	6/30/15	625	671
	HSBC Finance Corp.	5.500%	1/19/16	475	519
7	HSBC Finance Corp.	6.676%	1/15/21	2,346	2,414
	SLM Corp.	5.375%	1/15/13	350	361
	SLM Corp.	5.000%	10/1/13	300	312

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	SLM Corp.	6.250%	1/25/16	700	728
	SLM Corp.	8.450%	6/15/18	800	862
	SLM Corp.	8.000%	3/25/20	525	564
	SLM Corp.	5.625%	8/1/33	700	589
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	97
	ACE INA Holdings Inc.	5.600%	5/15/15	125	138
	ACE INA Holdings Inc.	2.600%	11/23/15	125	125
	ACE INA Holdings Inc.	5.900%	6/15/19	550	616
	AEGON Funding Co. LLC	5.750%	12/15/20	50	53
	Aegon NV	4.750%	6/1/13	75	79
	Aetna Inc.	6.000%	6/15/16	400	458
	Aetna Inc.	6.500%	9/15/18	175	204
	Aetna Inc.	3.950%	9/1/20	75	74
	Aetna Inc.	4.125%	6/1/21	175	172
	Aetna Inc.	6.625%	6/15/36	200	223
	Aetna Inc.	6.750%	12/15/37	150	170
	Aflac Inc.	6.900%	12/17/39	75	78
	Alleghany Corp.	5.625%	9/15/20	100	102
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	875	1,004
	Allstate Corp.	5.000%	8/15/14	350	386
	Allstate Corp.	6.125%	5/15/67	200	196
	Allstate Corp.	6.125%	12/15/32	250	264
	Allstate Corp.	5.550%	5/9/35	100	97
5	Allstate Corp.	6.500%	5/15/57	200	199
	Alterra Finance LLC	6.250%	9/30/20	95	97
	American Financial Group Inc.	9.875%	6/15/19	100	124
	American International Group Inc.	4.250%	5/15/13	1,775	1,836
	American International Group Inc.	5.600%	10/18/16	625	653
	American International Group Inc.	5.450%	5/18/17	500	522
	American International Group Inc.	6.400%	12/15/20	985	1,059
	American International Group Inc.	6.250%	5/1/36	700	707
	American International Group Inc.	6.250%	3/15/37	250	227
5	American International Group Inc.	8.175%	5/15/68	1,125	1,226
	AON Corp.	3.500%	9/30/15	150	155
	AON Corp.	5.000%	9/30/20	150	154
	AON Corp.	8.205%	1/1/27	100	114
	AON Corp.	6.250%	9/30/40	150	157
	Arch Capital Group Ltd.	7.350%	5/1/34	375	400
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	465
	Assurant Inc.	5.625%	2/15/14	200	212
	Assurant Inc.	6.750%	2/15/34	400	399
	AXA SA	8.600%	12/15/30	425	503
	Axis Capital Holdings Ltd.	5.750%	12/1/14	275	297
	Axis Specialty Finance LLC	5.875%	6/1/20	840	858
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	275	293
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	135
	Berkshire Hathaway Finance Corp.	1.500%	1/10/14	225	227
	Berkshire Hathaway Finance Corp.	2.450%	12/15/15	700	708
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	554
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	375	380
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	475	494
	Berkshire Hathaway Inc.	2.125%	2/11/13	225	230
	Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,432
	Chubb Corp.	5.750%	5/15/18	175	196
	Chubb Corp.	6.000%	5/11/37	375	392
5	Chubb Corp.	6.375%	3/29/67	250	253
	CIGNA Corp.	4.375%	12/15/20	100	99
	CIGNA Corp.	4.500%	3/15/21	75	75
	CIGNA Corp.	6.150%	11/15/36	500	518
	CIGNA Corp.	5.875%	3/15/41	100	99
	Cincinnati Financial Corp.	6.125%	11/1/34	325	313
	CNA Financial Corp.	6.500%	8/15/16	475	530

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CNA Financial Corp.	7.350%	11/15/19	325	370
	Coventry Health Care Inc.	6.300%	8/15/14	575	618
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	146
	Genworth Financial Inc.	4.950%	10/1/15	125	127
	Genworth Financial Inc.	8.625%	12/15/16	400	445
	Genworth Financial Inc.	7.200%	2/15/21	25	25
	Genworth Financial Inc.	7.625%	9/24/21	150	150
	Genworth Financial Inc.	6.500%	6/15/34	425	383
	Hartford Financial Services Group Inc.	5.500%	10/15/16	475	503
	Hartford Financial Services Group Inc.	5.375%	3/15/17	150	158
	Hartford Financial Services Group Inc.	6.000%	1/15/19	100	107
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	24
	HCC Insurance Holdings Inc.	6.300%	11/15/19	225	244
	Humana Inc.	8.150%	6/15/38	325	394
	Lincoln National Corp.	8.750%	7/1/19	175	220
	Lincoln National Corp.	6.150%	4/7/36	350	354
	Lincoln National Corp.	7.000%	6/15/40	150	169
5	Lincoln National Corp.	7.000%	5/17/66	500	494
	Loews Corp.	6.000%	2/1/35	200	194
	Manulife Financial Corp.	3.400%	9/17/15	400	413
	Manulife Financial Corp.	4.900%	9/17/20	475	474
	Markel Corp.	7.125%	9/30/19	125	142
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	820	916
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	97
	MetLife Inc.	2.375%	2/6/14	225	229
	MetLife Inc.	5.000%	6/15/15	1,000	1,088
	MetLife Inc.	4.750%	2/8/21	275	278
	MetLife Inc.	6.375%	6/15/34	375	404
	MetLife Inc.	6.400%	12/15/66	400	388
	MetLife Inc.	5.875%	2/6/41	1,250	1,251
7	Metropolitan Life Global Funding I	5.125%	6/10/14	450	490
	OneBeacon US Holdings Inc.	5.875%	5/15/13	44	46
	PartnerRe Finance B LLC	5.500%	6/1/20	200	203
	Principal Financial Group Inc.	7.875%	5/15/14	225	260
	Principal Financial Group Inc.	6.050%	10/15/36	250	261
	Principal Life Income Funding Trusts	5.300%	12/14/12	100	106
	Principal Life Income Funding Trusts	5.100%	4/15/14	475	519
	Progressive Corp.	6.700%	6/15/67	425	440
	Progressive Corp.	6.625%	3/1/29	150	168
	Protective Life Corp.	7.375%	10/15/19	100	113
	Protective Life Corp.	8.450%	10/15/39	175	195
	Prudential Financial Inc.	3.625%	9/17/12	500	515
	Prudential Financial Inc.	5.150%	1/15/13	75	79
	Prudential Financial Inc.	4.750%	4/1/14	425	457
	Prudential Financial Inc.	5.100%	9/20/14	1,050	1,144
	Prudential Financial Inc.	6.200%	1/15/15	100	112
	Prudential Financial Inc.	5.500%	3/15/16	50	55
	Prudential Financial Inc.	6.100%	6/15/17	100	112
	Prudential Financial Inc.	7.375%	6/15/19	250	295
	Prudential Financial Inc.	5.375%	6/21/20	225	237
	Prudential Financial Inc.	5.750%	7/15/33	200	192
	Prudential Financial Inc.	5.400%	6/13/35	150	138
	Prudential Financial Inc.	5.900%	3/17/36	325	320
	Prudential Financial Inc.	5.700%	12/14/36	550	525
	Prudential Financial Inc.	6.625%	6/21/40	125	133
	Prudential Financial Inc.	6.200%	11/15/40	125	126
5	Reinsurance Group of America Inc.	6.750%	12/15/65	325	307
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	540
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	192
	Swiss Re Solutions Holding Corp.	7.750%	6/15/30	300	356
	Torchmark Corp.	6.375%	6/15/16	425	466
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	679
	Travelers Cos. Inc.	5.500%	12/1/15	600	671
	Travelers Cos. Inc.	6.250%	6/20/16	100	115

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Travelers Cos. Inc.	5.800%	5/15/18	775	859
Travelers Cos. Inc.	5.900%	6/2/19	1,000	1,114
Travelers Cos. Inc.	5.350%	11/1/40	25	24
UnitedHealth Group Inc.	5.000%	8/15/14	650	710
UnitedHealth Group Inc.	4.875%	3/15/15	250	273
UnitedHealth Group Inc.	6.000%	6/15/17	875	992
UnitedHealth Group Inc.	6.000%	2/15/18	425	482
UnitedHealth Group Inc.	6.500%	6/15/37	200	219
UnitedHealth Group Inc.	6.625%	11/15/37	325	361
UnitedHealth Group Inc.	6.875%	2/15/38	250	285
Unum Group	7.125%	9/30/16	175	202
Unum Group	5.625%	9/15/20	50	52
Validus Holdings Ltd.	8.875%	1/26/40	150	159
WellPoint Inc.	6.800%	8/1/12	550	585
WellPoint Inc.	6.000%	2/15/14	525	584
WellPoint Inc.	5.250%	1/15/16	125	139
WellPoint Inc.	5.850%	1/15/36	150	153
WellPoint Inc.	6.375%	6/15/37	425	462
WellPoint Inc.	5.800%	8/15/40	100	100
Willis North America Inc.	6.200%	3/28/17	300	327
Willis North America Inc.	7.000%	9/29/19	700	773
WR Berkley Corp.	5.375%	9/15/20	50	50
XL Group plc	6.375%	11/15/24	100	103
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	598
CME Group Inc.	5.750%	2/15/14	200	222
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	152
NASDAQ OMX Group Inc.	5.550%	1/15/20	175	173
NYSE Euronext	4.800%	6/28/13	220	235
ORIX Corp.	5.000%	1/12/16	245	254
XTRA Finance Corp.	5.150%	4/1/17	575	635
Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	5.750%	9/15/16	100	112
Boston Properties LP	5.625%	11/15/20	325	348
Boston Properties LP	4.125%	5/15/21	50	48
Brandywine Operating Partnership LP	5.400%	11/1/14	225	241
Brandywine Operating Partnership LP	7.500%	5/15/15	125	142
Camden Property Trust	5.700%	5/15/17	25	28
CommonWealth REIT	6.250%	8/15/16	700	764
Digital Realty Trust LP	4.500%	7/15/15	75	78
Digital Realty Trust LP	5.250%	3/15/21	555	550
Duke Realty LP	6.250%	5/15/13	350	376
Duke Realty LP	5.950%	2/15/17	200	219
Duke Realty LP	8.250%	8/15/19	125	151
Duke Realty LP	6.750%	3/15/20	250	280
ERP Operating LP	5.250%	9/15/14	350	383
ERP Operating LP	5.375%	8/1/16	275	301
HCP Inc.	2.700%	2/1/14	350	355
HCP Inc.	3.750%	2/1/16	1,300	1,322
HCP Inc.	6.300%	9/15/16	300	335
HCP Inc.	5.625%	5/1/17	25	27
HCP Inc.	5.375%	2/1/21	75	77
HCP Inc.	6.750%	2/1/41	175	185
Health Care REIT Inc.	3.625%	3/15/16	100	101
Health Care REIT Inc.	6.200%	6/1/16	325	360
Health Care REIT Inc.	6.125%	4/15/20	100	107
Health Care REIT Inc.	4.950%	1/15/21	175	172
Health Care REIT Inc.	5.250%	1/15/22	300	299
Health Care REIT Inc.	6.500%	3/15/41	75	73
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	251
Hospitality Properties Trust	5.125%	2/15/15	500	519
Kilroy Realty LP	5.000%	11/3/15	150	157
Kilroy Realty LP	4.800%	7/15/18	300	295

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kimco Realty Corp.	5.783%	3/15/16	125	139
	Kimco Realty Corp.	6.875%	10/1/19	50	57
	Liberty Property LP	5.125%	3/2/15	375	403
	Mack-Cali Realty LP	7.750%	8/15/19	100	120
	National Retail Properties Inc.	6.875%	10/15/17	25	28
	Nationwide Health Properties Inc.	6.250%	2/1/13	375	399
	ProLogis LP	4.500%	8/15/17	75	75
	ProLogis LP	7.375%	10/30/19	50	57
	ProLogis LP	6.625%	12/1/19	100	109
	ProLogis LP	6.875%	3/15/20	300	332
	Realty Income Corp.	6.750%	8/15/19	525	598
	Regency Centers LP	5.250%	8/1/15	75	81
	Senior Housing Properties Trust	4.300%	1/15/16	75	75
	Simon Property Group LP	6.750%	5/15/14	425	481
	Simon Property Group LP	5.750%	12/1/15	325	366
	Simon Property Group LP	5.250%	12/1/16	200	219
	Simon Property Group LP	5.875%	3/1/17	650	728
	Simon Property Group LP	6.125%	5/30/18	325	364
	Simon Property Group LP	5.650%	2/1/20	125	135
	Simon Property Group LP	6.750%	2/1/40	1,050	1,172
	Tanger Properties LP	6.150%	11/15/15	400	447
	UDR Inc.	4.250%	6/1/18	50	49
	Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	25
	Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	243
					333,048
Industrial (4.3%)
	Basic Industry (0.4%)
	Agrium Inc.	6.125%	1/15/41	450	468
	Airgas Inc.	4.500%	9/15/14	100	107
	Airgas Inc.	3.250%	10/1/15	225	229
	Albemarle Corp.	4.500%	12/15/20	50	50
	Alcoa Inc.	6.150%	8/15/20	2,000	2,110
	Alcoa Inc.	5.400%	4/15/21	850	851
	Alcoa Inc.	5.900%	2/1/27	275	268
	Alcoa Inc.	6.750%	1/15/28	500	517
	Allegheny Technologies Inc.	9.375%	6/1/19	450	580
	AngloGold Ashanti Holdings plc	5.375%	4/15/20	75	74
	AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	95
	ArcelorMittal	5.375%	6/1/13	925	982
	ArcelorMittal	9.000%	2/15/15	50	60
	ArcelorMittal	3.750%	8/5/15	125	128
	ArcelorMittal	3.750%	3/1/16	125	126
	ArcelorMittal	6.125%	6/1/18	425	452
	ArcelorMittal	9.850%	6/1/19	25	32
	ArcelorMittal	5.250%	8/5/20	150	146
	ArcelorMittal	5.500%	3/1/21	350	349
	ArcelorMittal	7.000%	10/15/39	1,400	1,414
	ArcelorMittal	6.750%	3/1/41	225	222
7	Barrick Gold Corp.	1.750%	5/30/14	50	50
7	Barrick Gold Corp.	2.900%	5/30/16	225	226
	Barrick Gold Corp.	6.950%	4/1/19	350	415
	Barrick Gold Finance Co.	4.875%	11/15/14	825	903
	Barrick North America Finance LLC	6.800%	9/15/18	25	29
7	Barrick North America Finance LLC	4.400%	5/30/21	225	224
	Barrick North America Finance LLC	7.500%	9/15/38	25	30
7	Barrick North America Finance LLC	5.700%	5/30/41	250	244
	BHP Billiton Finance USA Ltd.	8.500%	12/1/12	500	550
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	305
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	396
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	550	658
	Carpenter Technology Corp.	5.200%	7/15/21	575	562
	Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	834
	Cliffs Natural Resources Inc.	5.900%	3/15/20	50	54

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cliffs Natural Resources Inc.	4.875%	4/1/21	550	550
Cliffs Natural Resources Inc.	6.250%	10/1/40	375	372
Commercial Metals Co.	6.500%	7/15/17	175	187
Cytec Industries Inc.	8.950%	7/1/17	75	93
Dow Chemical Co.	4.850%	8/15/12	425	444
Dow Chemical Co.	6.000%	10/1/12	50	53
Dow Chemical Co.	7.600%	5/15/14	650	753
Dow Chemical Co.	5.900%	2/15/15	750	841
Dow Chemical Co.	2.500%	2/15/16	250	248
Dow Chemical Co.	5.700%	5/15/18	100	110
Dow Chemical Co.	4.250%	11/15/20	2,010	1,969
Dow Chemical Co.	7.375%	11/1/29	100	122
Dow Chemical Co.	9.400%	5/15/39	350	518
Eastman Chemical Co.	3.000%	12/15/15	400	405
EI du Pont de Nemours & Co.	4.750%	11/15/12	125	132
EI du Pont de Nemours & Co.	1.750%	3/25/14	375	379
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	381
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	317
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	315
EI du Pont de Nemours & Co.	3.625%	1/15/21	50	48
EI du Pont de Nemours & Co.	4.250%	4/1/21	250	254
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	571
EI du Pont de Nemours & Co.	4.900%	1/15/41	300	283
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	575	627
International Paper Co.	5.300%	4/1/15	525	574
International Paper Co.	9.375%	5/15/19	1,100	1,404
International Paper Co.	7.300%	11/15/39	600	648
Lubrizol Corp.	5.500%	10/1/14	525	588
Monsanto Co.	7.375%	8/15/12	350	376
Monsanto Co.	2.750%	4/15/16	75	77
Newmont Mining Corp.	5.875%	4/1/35	325	324
Newmont Mining Corp.	6.250%	10/1/39	500	516
Nucor Corp.	5.750%	12/1/17	100	116
Nucor Corp.	6.400%	12/1/37	250	286
Placer Dome Inc.	6.450%	10/15/35	375	398
Plum Creek Timberlands LP	5.875%	11/15/15	400	440
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	319
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	50	50
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	663
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	50
PPG Industries Inc.	1.900%	1/15/16	375	364
PPG Industries Inc.	6.650%	3/15/18	600	706
Praxair Inc.	1.750%	11/15/12	100	101
Praxair Inc.	4.375%	3/31/14	450	486
Praxair Inc.	5.250%	11/15/14	150	168
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	175	186
Rio Tinto Alcan Inc.	4.875%	9/15/12	325	341
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	133
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	276
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	357
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	257
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	900
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	175	175
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	467
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,423
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	173
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	273
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	225	218
RPM International Inc.	6.125%	10/15/19	75	80
Sherwin-Williams Co.	3.125%	12/15/14	175	184
Sigma-Aldrich Corp.	3.375%	11/1/20	75	72
Southern Copper Corp.	5.375%	4/16/20	200	205
Southern Copper Corp.	7.500%	7/27/35	750	788

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Copper Corp.	6.750%	4/16/40	250	244
Teck Resources Ltd.	9.750%	5/15/14	343	415
Teck Resources Ltd.	10.250%	5/15/16	500	597
Teck Resources Ltd.	3.150%	1/15/17	500	500
Teck Resources Ltd.	10.750%	5/15/19	500	631
Teck Resources Ltd.	4.750%	1/15/22	75	75
Teck Resources Ltd.	6.250%	7/15/41	275	278
Vale Canada Ltd.	5.700%	10/15/15	450	495
Vale Canada Ltd.	7.200%	9/15/32	100	109
Vale Overseas Ltd.	6.250%	1/11/16	100	113
Vale Overseas Ltd.	6.250%	1/23/17	200	225
Vale Overseas Ltd.	5.625%	9/15/19	500	531
Vale Overseas Ltd.	4.625%	9/15/20	475	468
Vale Overseas Ltd.	8.250%	1/17/34	375	456
Vale Overseas Ltd.	6.875%	11/21/36	375	406
Vale Overseas Ltd.	6.875%	11/10/39	575	623
Valspar Corp.	7.250%	6/15/19	50	58
WMC Finance USA Ltd.	5.125%	5/15/13	400	431
Xstrata Canada Corp.	7.250%	7/15/12	250	264
Xstrata Canada Corp.	5.500%	6/15/17	250	272
Capital Goods (0.4%)
3M Co.	6.375%	2/15/28	350	404
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	106
Black & Decker Corp.	5.750%	11/15/16	75	85
Boeing Capital Corp.	5.800%	1/15/13	925	995
Boeing Co.	1.875%	11/20/12	50	51
Boeing Co.	3.500%	2/15/15	450	477
Boeing Co.	6.000%	3/15/19	150	174
Boeing Co.	4.875%	2/15/20	150	162
Boeing Co.	6.875%	3/15/39	100	123
Boeing Co.	5.875%	2/15/40	150	164
Caterpillar Financial Services Corp.	2.000%	4/5/13	175	179
Caterpillar Financial Services Corp.	1.550%	12/20/13	275	277
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	365
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	193
Caterpillar Financial Services Corp.	4.625%	6/1/15	1,600	1,752
Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,140
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	3.900%	5/27/21	75	75
Caterpillar Inc.	6.050%	8/15/36	750	836
Caterpillar Inc.	5.200%	5/27/41	175	174
Caterpillar Inc.	7.375%	3/1/97	400	474
Cooper US Inc.	5.250%	11/15/12	425	449
CRH America Inc.	5.300%	10/15/13	100	107
CRH America Inc.	4.125%	1/15/16	500	508
CRH America Inc.	6.000%	9/30/16	750	821
CRH America Inc.	5.750%	1/15/21	475	497
Danaher Corp.	2.300%	6/23/16	200	200
Danaher Corp.	3.900%	6/23/21	150	149
Deere & Co.	6.950%	4/25/14	825	957
Deere & Co.	5.375%	10/16/29	350	371
Deere & Co.	7.125%	3/3/31	900	1,132
Eaton Corp.	5.600%	5/15/18	125	140
Embraer Overseas Ltd.	6.375%	1/24/17	100	110
Embraer Overseas Ltd.	6.375%	1/15/20	675	730
Emerson Electric Co.	4.625%	10/15/12	1,075	1,128
Emerson Electric Co.	4.875%	10/15/19	125	136
Emerson Electric Co.	4.250%	11/15/20	25	26
General Dynamics Corp.	4.250%	5/15/13	650	692
General Electric Co.	5.000%	2/1/13	1,400	1,486
General Electric Co.	5.250%	12/6/17	1,850	2,051
Goodrich Corp.	6.125%	3/1/19	525	596
Goodrich Corp.	4.875%	3/1/20	625	656

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Harsco Corp.	2.700%	10/15/15	300	300
	Harsco Corp.	5.750%	5/15/18	350	388
	Honeywell International Inc.	4.250%	3/1/13	175	185
	Honeywell International Inc.	5.300%	3/15/17	275	312
	Honeywell International Inc.	5.300%	3/1/18	150	169
	Honeywell International Inc.	5.375%	3/1/41	250	255
	Illinois Tool Works Inc.	5.150%	4/1/14	325	359
	Illinois Tool Works Inc.	6.250%	4/1/19	450	531
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	246
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	780
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	265
	John Deere Capital Corp.	5.250%	10/1/12	375	396
	John Deere Capital Corp.	4.950%	12/17/12	50	53
	John Deere Capital Corp.	4.900%	9/9/13	525	569
	John Deere Capital Corp.	2.950%	3/9/15	125	130
	John Deere Capital Corp.	2.800%	9/18/17	550	551
	Joy Global Inc.	6.000%	11/15/16	250	281
	L-3 Communications Corp.	5.200%	10/15/19	200	207
	L-3 Communications Corp.	4.750%	7/15/20	425	419
	L-3 Communications Corp.	4.950%	2/15/21	450	448
	Lafarge SA	7.125%	7/15/36	525	516
	Lockheed Martin Corp.	7.650%	5/1/16	250	306
	Lockheed Martin Corp.	6.150%	9/1/36	850	923
	Lockheed Martin Corp.	5.500%	11/15/39	25	25
7	Lockheed Martin Corp.	5.970%	6/1/40	316	327
	Martin Marietta Materials Inc.	6.600%	4/15/18	400	443
	Northrop Grumman Corp.	1.850%	11/15/15	350	343
	Northrop Grumman Corp.	5.050%	11/15/40	850	799
	Owens Corning	6.500%	12/1/16	600	652
	Parker Hannifin Corp.	5.500%	5/15/18	125	142
	Parker Hannifin Corp.	3.500%	9/15/22	75	72
	Parker Hannifin Corp.	6.250%	5/15/38	75	87
	Raytheon Co.	3.125%	10/15/20	200	187
	Raytheon Co.	7.200%	8/15/27	75	93
	Raytheon Co.	4.875%	10/15/40	100	92
	Republic Services Inc.	3.800%	5/15/18	450	449
	Republic Services Inc.	5.250%	11/15/21	425	447
	Republic Services Inc.	6.200%	3/1/40	75	78
	Republic Services Inc.	5.700%	5/15/41	375	366
	Rockwell Automation Inc.	5.650%	12/1/17	25	28
	Rockwell Automation Inc.	6.700%	1/15/28	200	231
	Rockwell Automation Inc.	6.250%	12/1/37	325	363
	Rockwell Collins Inc.	5.250%	7/15/19	50	55
	Roper Industries Inc.	6.250%	9/1/19	650	735
	Sonoco Products Co.	5.750%	11/1/40	175	172
	Stanley Black & Decker Inc.	5.200%	9/1/40	150	143
	Tyco International Finance SA	3.750%	1/15/18	100	101
	Tyco International Finance SA	8.500%	1/15/19	175	221
	Tyco International Finance SA	4.625%	1/15/23	125	126
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	400	474
	United Technologies Corp.	6.125%	2/1/19	925	1,081
	United Technologies Corp.	4.500%	4/15/20	325	343
	United Technologies Corp.	7.500%	9/15/29	100	130
	United Technologies Corp.	5.400%	5/1/35	400	418
	United Technologies Corp.	6.125%	7/15/38	500	564
	United Technologies Corp.	5.700%	4/15/40	350	374
	Waste Management Inc.	5.000%	3/15/14	675	734
	Waste Management Inc.	4.600%	3/1/21	150	153
	Waste Management Inc.	7.100%	8/1/26	325	380
	Waste Management Inc.	6.125%	11/30/39	400	418
	Communication (0.9%)
	America Movil SAB de CV	5.750%	1/15/15	833	933
	America Movil SAB de CV	5.000%	10/16/19	850	884

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	America Movil SAB de CV	5.000%	3/30/20	300	313
	America Movil SAB de CV	6.375%	3/1/35	200	214
	America Movil SAB de CV	6.125%	11/15/37	300	310
	America Movil SAB de CV	6.125%	3/30/40	600	632
	American Tower Corp.	4.625%	4/1/15	75	79
	American Tower Corp.	4.500%	1/15/18	1,400	1,396
	AT&T Corp.	8.000%	11/15/31	1,251	1,655
	AT&T Inc.	5.875%	8/15/12	155	164
	AT&T Inc.	6.700%	11/15/13	300	336
	AT&T Inc.	4.850%	2/15/14	450	488
	AT&T Inc.	5.100%	9/15/14	1,575	1,733
	AT&T Inc.	2.500%	8/15/15	1,875	1,898
	AT&T Inc.	5.625%	6/15/16	600	681
	AT&T Inc.	5.500%	2/1/18	300	334
	AT&T Inc.	5.800%	2/15/19	75	85
	AT&T Inc.	4.450%	5/15/21	75	76
	AT&T Inc.	6.450%	6/15/34	1,000	1,066
	AT&T Inc.	6.500%	9/1/37	425	459
	AT&T Inc.	6.300%	1/15/38	175	185
	AT&T Inc.	6.400%	5/15/38	675	718
	AT&T Inc.	5.350%	9/1/40	1,170	1,101
	AT&T Mobility LLC	7.125%	12/15/31	1,000	1,206
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	183
	BellSouth Corp.	5.200%	12/15/16	250	282
	BellSouth Corp.	6.875%	10/15/31	325	367
	BellSouth Corp.	6.550%	6/15/34	700	751
	BellSouth Corp.	6.000%	11/15/34	290	292
	BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,677
	British Telecommunications plc	9.875%	12/15/30	1,125	1,553
	CBS Corp.	5.625%	8/15/12	32	34
	CBS Corp.	5.750%	4/15/20	75	81
	CBS Corp.	4.300%	2/15/21	550	533
	CBS Corp.	7.875%	7/30/30	400	477
	CBS Corp.	5.500%	5/15/33	200	186
	Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	1,375	1,563
	Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	525	578
	Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	525	680
	CenturyLink Inc.	5.000%	2/15/15	150	155
	CenturyLink Inc.	6.450%	6/15/21	375	373
	CenturyLink Inc.	6.875%	1/15/28	150	140
	CenturyLink Inc.	7.600%	9/15/39	850	821
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,534
	Comcast Cable Communications LLC	8.875%	5/1/17	850	1,079
	Comcast Corp.	6.500%	1/15/15	700	801
	Comcast Corp.	5.900%	3/15/16	650	739
	Comcast Corp.	5.700%	7/1/19	750	833
	Comcast Corp.	5.150%	3/1/20	1,325	1,421
	Comcast Corp.	6.500%	11/15/35	1,075	1,152
	Comcast Corp.	6.450%	3/15/37	50	53
	Comcast Corp.	6.950%	8/15/37	250	282
	Comcast Corp.	6.400%	5/15/38	600	638
	Comcast Corp.	6.400%	3/1/40	150	159
	COX Communications Inc.	4.625%	6/1/13	200	212
	COX Communications Inc.	5.450%	12/15/14	150	167
	COX Communications Inc.	5.500%	10/1/15	600	671
7	COX Communications Inc.	8.375%	3/1/39	500	653
	Deutsche Telekom International Finance BV	5.875%	8/20/13	325	356
	Deutsche Telekom International Finance BV	4.875%	7/8/14	25	27
	Deutsche Telekom International Finance BV	5.750%	3/23/16	425	479
	Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,170
	Deutsche Telekom International Finance BV	8.750%	6/15/30	650	853
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	325	355
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	375	391
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	100	109

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	1,450	1,609
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	1,200	1,235
	Discovery Communications LLC	5.050%	6/1/20	500	530
	Embarq Corp.	7.082%	6/1/16	875	971
	Embarq Corp.	7.995%	6/1/36	200	204
	France Telecom SA	4.375%	7/8/14	525	568
	France Telecom SA	5.375%	7/8/19	1,025	1,144
	France Telecom SA	8.500%	3/1/31	475	640
	Grupo Televisa SA	6.625%	3/18/25	450	483
	GTE Corp.	6.940%	4/15/28	325	375
	McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	375
7	NBCUniversal Media LLC	2.100%	4/1/14	550	557
7	NBCUniversal Media LLC	3.650%	4/30/15	425	446
7	NBCUniversal Media LLC	2.875%	4/1/16	1,300	1,303
7	NBCUniversal Media LLC	5.150%	4/30/20	175	184
7	NBCUniversal Media LLC	4.375%	4/1/21	300	295
7	NBCUniversal Media LLC	6.400%	4/30/40	350	373
7	NBCUniversal Media LLC	5.950%	4/1/41	225	226
	News America Inc.	6.900%	3/1/19	750	872
7	News America Inc.	4.500%	2/15/21	1,250	1,238
	News America Inc.	6.550%	3/15/33	600	634
	News America Inc.	6.200%	12/15/34	725	737
	News America Inc.	6.400%	12/15/35	450	468
	News America Inc.	8.150%	10/17/36	385	482
	News America Inc.	6.900%	8/15/39	50	55
7	News America Inc.	6.150%	2/15/41	475	477
	Omnicom Group Inc.	5.900%	4/15/16	50	56
	Omnicom Group Inc.	4.450%	8/15/20	500	493
	Pacific Bell Telephone Co.	7.125%	3/15/26	200	236
	Qwest Corp.	8.375%	5/1/16	325	382
	Qwest Corp.	6.500%	6/1/17	275	294
	Qwest Corp.	7.500%	6/15/23	350	350
	Qwest Corp.	7.250%	9/15/25	175	178
	Qwest Corp.	6.875%	9/15/33	375	361
	Qwest Corp.	7.125%	11/15/43	550	522
	Reed Elsevier Capital Inc.	7.750%	1/15/14	175	200
	Reed Elsevier Capital Inc.	8.625%	1/15/19	200	253
	Rogers Communications Inc.	6.375%	3/1/14	50	56
	Rogers Communications Inc.	5.500%	3/15/14	250	276
	Rogers Communications Inc.	6.800%	8/15/18	950	1,122
	Telecom Italia Capital SA	5.250%	11/15/13	325	341
	Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,045
	Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,351
	Telecom Italia Capital SA	7.175%	6/18/19	550	604
	Telecom Italia Capital SA	6.375%	11/15/33	205	182
	Telefonica Emisiones SAU	2.582%	4/26/13	275	277
	Telefonica Emisiones SAU	4.949%	1/15/15	625	666
	Telefonica Emisiones SAU	3.729%	4/27/15	300	304
	Telefonica Emisiones SAU	3.992%	2/16/16	400	404
	Telefonica Emisiones SAU	6.421%	6/20/16	475	531
	Telefonica Emisiones SAU	5.877%	7/15/19	300	316
	Telefonica Emisiones SAU	5.134%	4/27/20	500	499
	Telefonica Emisiones SAU	5.462%	2/16/21	2,100	2,130
	Telefonica Europe BV	8.250%	9/15/30	750	886
	Thomson Reuters Corp.	5.950%	7/15/13	75	82
	Thomson Reuters Corp.	5.700%	10/1/14	850	951
	Thomson Reuters Corp.	6.500%	7/15/18	50	58
	Thomson Reuters Corp.	4.700%	10/15/19	125	131
	Thomson Reuters Corp.	5.500%	8/15/35	50	50
	Thomson Reuters Corp.	5.850%	4/15/40	275	290
	Time Warner Cable Inc.	5.400%	7/2/12	400	418
	Time Warner Cable Inc.	6.200%	7/1/13	300	329
	Time Warner Cable Inc.	7.500%	4/1/14	650	747
	Time Warner Cable Inc.	3.500%	2/1/15	300	312

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	5.850%	5/1/17	825	924
Time Warner Cable Inc.	8.250%	4/1/19	700	871
Time Warner Cable Inc.	5.000%	2/1/20	825	853
Time Warner Cable Inc.	6.550%	5/1/37	550	583
Time Warner Cable Inc.	6.750%	6/15/39	675	733
Time Warner Cable Inc.	5.875%	11/15/40	1,190	1,174
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,007
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	127
United States Cellular Corp.	6.700%	12/15/33	350	348
Verizon Communications Inc.	5.250%	4/15/13	650	697
Verizon Communications Inc.	5.550%	2/15/16	500	564
Verizon Communications Inc.	3.000%	4/1/16	175	179
Verizon Communications Inc.	5.500%	2/15/18	500	557
Verizon Communications Inc.	6.100%	4/15/18	100	115
Verizon Communications Inc.	8.750%	11/1/18	275	359
Verizon Communications Inc.	6.350%	4/1/19	525	610
Verizon Communications Inc.	4.600%	4/1/21	175	179
Verizon Communications Inc.	5.850%	9/15/35	500	516
Verizon Communications Inc.	6.250%	4/1/37	150	159
Verizon Communications Inc.	6.900%	4/15/38	350	400
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,771
Verizon Communications Inc.	7.350%	4/1/39	550	657
Verizon Communications Inc.	6.000%	4/1/41	800	826
Verizon Global Funding Corp.	7.750%	12/1/30	725	911
Verizon New England Inc.	7.875%	11/15/29	250	292
Verizon Virginia Inc.	4.625%	3/15/13	450	475
Vodafone Group plc	5.000%	12/16/13	600	652
Vodafone Group plc	5.750%	3/15/16	300	338
Vodafone Group plc	5.625%	2/27/17	1,650	1,848
Vodafone Group plc	4.625%	7/15/18	125	132
Vodafone Group plc	5.450%	6/10/19	275	306
Vodafone Group plc	7.875%	2/15/30	425	546
Vodafone Group plc	6.250%	11/30/32	350	377
Vodafone Group plc	6.150%	2/27/37	75	80
Washington Post Co.	7.250%	2/1/19	150	172
WPP Finance UK	5.875%	6/15/14	425	467
Consumer Cyclical (0.4%)
AutoZone Inc.	6.500%	1/15/14	300	335
AutoZone Inc.	5.750%	1/15/15	325	362
Best Buy Co. Inc.	6.750%	7/15/13	125	137
BorgWarner Inc.	4.625%	9/15/20	50	51
Costco Wholesale Corp.	5.500%	3/15/17	475	551
CVS Caremark Corp.	4.875%	9/15/14	175	192
CVS Caremark Corp.	3.250%	5/18/15	100	104
CVS Caremark Corp.	5.750%	6/1/17	175	197
CVS Caremark Corp.	6.600%	3/15/19	1,575	1,829
CVS Caremark Corp.	6.250%	6/1/27	125	137
CVS Caremark Corp.	5.750%	5/15/41	550	540
Daimler Finance North America LLC	6.500%	11/15/13	375	417
Daimler Finance North America LLC	8.500%	1/18/31	450	604
Darden Restaurants Inc.	5.625%	10/15/12	225	237
Darden Restaurants Inc.	6.200%	10/15/17	150	172
Darden Restaurants Inc.	6.800%	10/15/37	275	307
eBay Inc.	0.875%	10/15/13	125	125
eBay Inc.	1.625%	10/15/15	125	122
eBay Inc.	3.250%	10/15/20	125	116
Expedia Inc.	5.950%	8/15/20	1,150	1,116
Family Dollar Stores Inc.	5.000%	2/1/21	125	122
Gap Inc.	5.950%	4/12/21	600	584
Historic TW Inc.	9.150%	2/1/23	975	1,300
Historic TW Inc.	6.625%	5/15/29	200	217
Home Depot Inc.	5.250%	12/16/13	275	300
Home Depot Inc.	5.400%	3/1/16	1,100	1,229

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	5.875%	12/16/36	250	256
Home Depot Inc.	5.950%	4/1/41	1,000	1,025
International Game Technology	7.500%	6/15/19	125	143
International Game Technology	5.500%	6/15/20	125	128
Johnson Controls Inc.	5.000%	3/30/20	200	212
Johnson Controls Inc.	4.250%	3/1/21	500	497
Johnson Controls Inc.	6.000%	1/15/36	125	132
Kohl's Corp.	6.250%	12/15/17	200	233
Kohl's Corp.	6.000%	1/15/33	225	233
Kohl's Corp.	6.875%	12/15/37	100	114
Lowe's Cos. Inc.	5.000%	10/15/15	75	84
Lowe's Cos. Inc.	6.100%	9/15/17	200	234
Lowe's Cos. Inc.	4.625%	4/15/20	200	212
Lowe's Cos. Inc.	3.750%	4/15/21	500	490
Lowe's Cos. Inc.	6.875%	2/15/28	367	430
Lowe's Cos. Inc.	5.800%	4/15/40	100	104
Macy's Retail Holdings Inc.	8.125%	7/15/15	500	592
Macy's Retail Holdings Inc.	5.900%	12/1/16	325	365
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	527
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	285
Marriott International Inc.	5.625%	2/15/13	200	213
Marriott International Inc.	6.200%	6/15/16	150	169
Marriott International Inc.	6.375%	6/15/17	50	57
McDonald's Corp.	5.300%	3/15/17	400	458
McDonald's Corp.	5.800%	10/15/17	300	352
McDonald's Corp.	5.350%	3/1/18	350	398
McDonald's Corp.	6.300%	3/1/38	300	348
McDonald's Corp.	5.700%	2/1/39	25	27
Nordstrom Inc.	4.750%	5/1/20	600	630
Nordstrom Inc.	6.950%	3/15/28	200	235
Nordstrom Inc.	7.000%	1/15/38	150	178
O'Reilly Automotive Inc.	4.875%	1/14/21	50	50
PACCAR Financial Corp.	1.950%	12/17/12	225	229
PACCAR Inc.	6.875%	2/15/14	200	228
Staples Inc.	9.750%	1/15/14	1,025	1,222
Target Corp.	5.125%	1/15/13	675	721
Target Corp.	4.000%	6/15/13	525	558
Target Corp.	5.375%	5/1/17	200	228
Target Corp.	3.875%	7/15/20	350	349
Target Corp.	7.000%	7/15/31	175	209
Target Corp.	6.350%	11/1/32	450	502
Target Corp.	7.000%	1/15/38	1,100	1,325
Time Warner Inc.	3.150%	7/15/15	450	463
Time Warner Inc.	4.875%	3/15/20	625	646
Time Warner Inc.	4.700%	1/15/21	700	711
Time Warner Inc.	4.750%	3/29/21	600	608
Time Warner Inc.	7.625%	4/15/31	835	993
Time Warner Inc.	7.700%	5/1/32	590	710
Time Warner Inc.	6.200%	3/15/40	150	154
Time Warner Inc.	6.100%	7/15/40	250	253
Time Warner Inc.	6.250%	3/29/41	325	337
TJX Cos. Inc.	6.950%	4/15/19	175	211
Toyota Motor Credit Corp.	3.200%	6/17/15	700	725
Toyota Motor Credit Corp.	2.800%	1/11/16	125	127
Toyota Motor Credit Corp.	4.250%	1/11/21	300	305
VF Corp.	5.950%	11/1/17	250	289
VF Corp.	6.450%	11/1/37	150	172
Viacom Inc.	4.375%	9/15/14	350	377
Viacom Inc.	3.500%	4/1/17	450	457
Viacom Inc.	5.625%	9/15/19	650	720
Viacom Inc.	6.875%	4/30/36	400	445
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,437
Wal-Mart Stores Inc.	7.250%	6/1/13	150	168
Wal-Mart Stores Inc.	3.200%	5/15/14	550	581

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	4.500%	7/1/15	450	495
Wal-Mart Stores Inc.	5.375%	4/5/17	200	229
Wal-Mart Stores Inc.	5.800%	2/15/18	200	230
Wal-Mart Stores Inc.	3.250%	10/25/20	1,725	1,645
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,638
Wal-Mart Stores Inc.	5.250%	9/1/35	175	174
Wal-Mart Stores Inc.	6.500%	8/15/37	550	632
Wal-Mart Stores Inc.	5.000%	10/25/40	465	434
Wal-Mart Stores Inc.	5.625%	4/15/41	800	818
Walgreen Co.	5.250%	1/15/19	875	977
Walt Disney Co.	4.500%	12/15/13	125	135
Walt Disney Co.	5.625%	9/15/16	500	578
Walt Disney Co.	7.000%	3/1/32	400	492
Western Union Co.	6.500%	2/26/14	300	335
Western Union Co.	5.930%	10/1/16	400	450
Western Union Co.	6.200%	11/17/36	325	330
Yum! Brands Inc.	7.700%	7/1/12	250	267
Yum! Brands Inc.	6.875%	11/15/37	750	851
Consumer Noncyclical (1.0%)
Abbott Laboratories	4.350%	3/15/14	250	272
Abbott Laboratories	5.875%	5/15/16	1,350	1,567
Abbott Laboratories	5.600%	11/30/17	475	551
Abbott Laboratories	4.125%	5/27/20	500	510
Abbott Laboratories	6.150%	11/30/37	325	362
Abbott Laboratories	6.000%	4/1/39	325	357
Allergan Inc.	5.750%	4/1/16	125	143
Altria Group Inc.	8.500%	11/10/13	1,325	1,531
Altria Group Inc.	9.700%	11/10/18	1,200	1,578
Altria Group Inc.	9.250%	8/6/19	600	781
Altria Group Inc.	9.950%	11/10/38	275	384
Altria Group Inc.	10.200%	2/6/39	1,175	1,681
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,328
Amgen Inc.	4.850%	11/18/14	500	558
Amgen Inc.	2.300%	6/15/16	300	297
Amgen Inc.	5.850%	6/1/17	125	144
Amgen Inc.	5.700%	2/1/19	575	647
Amgen Inc.	3.450%	10/1/20	275	262
Amgen Inc.	4.100%	6/15/21	300	296
Amgen Inc.	6.375%	6/1/37	400	441
Amgen Inc.	6.400%	2/1/39	700	777
Amgen Inc.	4.950%	10/1/41	100	91
Amgen Inc.	5.650%	6/15/42	300	299
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	279
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	1,056
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	450	462
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	350	360
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	400	446
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	525	563
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	306
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	350	441
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	455
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,425	1,571
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	726
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	153
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	325	445
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	284
Archer-Daniels-Midland Co.	4.479%	3/1/21	50	52
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	379
Archer-Daniels-Midland Co.	5.375%	9/15/35	600	609
Archer-Daniels-Midland Co.	5.765%	3/1/41	125	131
AstraZeneca plc	5.400%	9/15/12	750	794
AstraZeneca plc	5.400%	6/1/14	875	978
AstraZeneca plc	6.450%	9/15/37	1,175	1,363

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Baptist Health South Florida Obligated Group	4.590%	8/15/21	50	51
	Baxter International Inc.	4.625%	3/15/15	250	274
	Baxter International Inc.	5.900%	9/1/16	150	176
	Baxter International Inc.	6.250%	12/1/37	100	115
	Becton Dickinson and Co.	5.000%	5/15/19	50	55
	Becton Dickinson and Co.	3.250%	11/12/20	550	523
	Biogen Idec Inc.	6.000%	3/1/13	600	642
	Bottling Group LLC	5.000%	11/15/13	100	109
	Bottling Group LLC	6.950%	3/15/14	500	575
	Bottling Group LLC	5.500%	4/1/16	1,275	1,455
	Bristol-Myers Squibb Co.	5.450%	5/1/18	300	338
	Bristol-Myers Squibb Co.	5.875%	11/15/36	642	713
	Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	376
	Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	311
	Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	941
	Campbell Soup Co.	3.050%	7/15/17	50	51
	Campbell Soup Co.	4.250%	4/15/21	250	255
	Cardinal Health Inc.	4.000%	6/15/15	100	105
	Cardinal Health Inc.	4.625%	12/15/20	350	355
	CareFusion Corp.	4.125%	8/1/12	50	52
	CareFusion Corp.	5.125%	8/1/14	1,100	1,204
	CareFusion Corp.	6.375%	8/1/19	75	85
	Celgene Corp.	2.450%	10/15/15	75	74
	Celgene Corp.	3.950%	10/15/20	50	48
	Celgene Corp.	5.700%	10/15/40	75	73
	Church & Dwight Co. Inc.	3.350%	12/15/15	100	102
	Cia de Bebidas das Americas	8.750%	9/15/13	25	29
	Clorox Co.	5.000%	3/1/13	375	397
	Clorox Co.	3.550%	11/1/15	325	338
	Coca-Cola Co.	0.750%	11/15/13	50	50
	Coca-Cola Co.	1.500%	11/15/15	100	100
	Coca-Cola Co.	5.350%	11/15/17	175	202
	Coca-Cola Co.	4.875%	3/15/19	725	799
	Coca-Cola Co.	3.150%	11/15/20	525	504
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	574
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	106
	Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	697
	Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	326
	ConAgra Foods Inc.	5.875%	4/15/14	275	302
	ConAgra Foods Inc.	7.125%	10/1/26	50	54
	ConAgra Foods Inc.	7.000%	10/1/28	100	105
	Corn Products International Inc.	3.200%	11/1/15	25	25
	Corn Products International Inc.	4.625%	11/1/20	50	50
	Corn Products International Inc.	6.625%	4/15/37	75	81
	Covidien International Finance SA	1.875%	6/15/13	525	534
	Covidien International Finance SA	6.550%	10/15/37	525	603
	CR Bard Inc.	6.700%	12/1/26	450	541
	Delhaize Group SA	5.875%	2/1/14	250	274
	Delhaize Group SA	5.700%	10/1/40	300	279
	Diageo Capital plc	5.200%	1/30/13	75	80
	Diageo Capital plc	5.750%	10/23/17	75	86
	Diageo Finance BV	5.300%	10/28/15	625	703
	Dr Pepper Snapple Group Inc.	2.350%	12/21/12	150	153
	Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	409
	Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,000	1,010
	Eli Lilly & Co.	5.500%	3/15/27	625	671
7	Energizer Holdings Inc.	4.700%	5/19/21	150	149
	Express Scripts Inc.	6.250%	6/15/14	250	280
	Express Scripts Inc.	7.250%	6/15/19	325	388
	Fortune Brands Inc.	6.375%	6/15/14	475	528
	Fortune Brands Inc.	5.375%	1/15/16	25	27
	Fortune Brands Inc.	5.875%	1/15/36	250	237
	Genentech Inc.	4.750%	7/15/15	150	166
	Genentech Inc.	5.250%	7/15/35	325	325

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Mills Inc.	5.650%	9/10/12	250	265
General Mills Inc.	5.200%	3/17/15	875	972
General Mills Inc.	5.700%	2/15/17	575	658
General Mills Inc.	5.650%	2/15/19	875	987
Gilead Sciences Inc.	4.500%	4/1/21	300	300
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	752
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	1,116
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	310
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,650	1,897
Hasbro Inc.	6.300%	9/15/17	550	621
Hasbro Inc.	6.350%	3/15/40	1,000	1,024
Hershey Co.	5.450%	9/1/16	150	171
Hershey Co.	4.125%	12/1/20	25	26
Hormel Foods Corp.	4.125%	4/15/21	75	77
Hospira Inc.	5.900%	6/15/14	200	221
Johnson & Johnson	5.150%	8/15/12	400	420
Johnson & Johnson	5.150%	7/15/18	125	141
Johnson & Johnson	2.950%	9/1/20	500	480
Johnson & Johnson	6.950%	9/1/29	100	126
Johnson & Johnson	4.950%	5/15/33	550	552
Johnson & Johnson	5.850%	7/15/38	325	356
Kellogg Co.	5.125%	12/3/12	225	238
Kellogg Co.	4.250%	3/6/13	125	132
Kellogg Co.	4.150%	11/15/19	250	257
Kellogg Co.	4.000%	12/15/20	1,025	1,019
Kellogg Co.	7.450%	4/1/31	150	189
Kimberly-Clark Corp.	4.875%	8/15/15	650	726
Kimberly-Clark Corp.	6.125%	8/1/17	200	236
Kimberly-Clark Corp.	3.625%	8/1/20	250	248
Kimberly-Clark Corp.	3.875%	3/1/21	150	152
Kimberly-Clark Corp.	5.300%	3/1/41	375	382
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	158
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	279
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	231
Kraft Foods Inc.	2.625%	5/8/13	800	822
Kraft Foods Inc.	6.750%	2/19/14	125	141
Kraft Foods Inc.	4.125%	2/9/16	1,425	1,520
Kraft Foods Inc.	6.500%	8/11/17	525	614
Kraft Foods Inc.	6.125%	8/23/18	750	857
Kraft Foods Inc.	5.375%	2/10/20	150	164
Kraft Foods Inc.	6.500%	11/1/31	875	996
Kraft Foods Inc.	7.000%	8/11/37	725	843
Kraft Foods Inc.	6.875%	2/1/38	700	805
Kraft Foods Inc.	6.875%	1/26/39	250	288
Kraft Foods Inc.	6.500%	2/9/40	450	495
Kroger Co.	4.950%	1/15/15	500	546
Kroger Co.	3.900%	10/1/15	350	370
Kroger Co.	8.000%	9/15/29	750	937
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	361
Laboratory Corp. of America Holdings	4.625%	11/15/20	600	609
Life Technologies Corp.	4.400%	3/1/15	225	238
Life Technologies Corp.	3.500%	1/15/16	50	51
Life Technologies Corp.	6.000%	3/1/20	200	217
Life Technologies Corp.	5.000%	1/15/21	1,100	1,108
Lorillard Tobacco Co.	8.125%	6/23/19	450	525
Lorillard Tobacco Co.	6.875%	5/1/20	200	216
McKesson Corp.	5.250%	3/1/13	75	80
McKesson Corp.	3.250%	3/1/16	1,175	1,212
McKesson Corp.	4.750%	3/1/21	75	78
McKesson Corp.	6.000%	3/1/41	125	132
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	79
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,150	1,213
Mead Johnson Nutrition Co.	5.900%	11/1/39	125	130
Medco Health Solutions Inc.	7.250%	8/15/13	675	750

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Medco Health Solutions Inc.	7.125%	3/15/18	600	701
	Medtronic Inc.	3.000%	3/15/15	425	443
	Medtronic Inc.	4.750%	9/15/15	550	610
	Medtronic Inc.	4.450%	3/15/20	175	183
	Medtronic Inc.	5.550%	3/15/40	75	79
	Merck & Co. Inc.	4.750%	3/1/15	275	304
	Merck & Co. Inc.	4.000%	6/30/15	350	378
	Merck & Co. Inc.	2.250%	1/15/16	125	126
	Merck & Co. Inc.	6.000%	9/15/17	500	586
	Merck & Co. Inc.	5.000%	6/30/19	375	413
	Merck & Co. Inc.	3.875%	1/15/21	350	348
	Merck & Co. Inc.	6.400%	3/1/28	225	263
	Merck & Co. Inc.	5.950%	12/1/28	250	281
	Merck & Co. Inc.	6.550%	9/15/37	850	999
	Merck & Co. Inc.	5.850%	6/30/39	100	109
	Novant Health Inc.	5.850%	11/1/19	300	323
	Novartis Capital Corp.	1.900%	4/24/13	250	256
	Novartis Capital Corp.	4.125%	2/10/14	1,000	1,075
	Novartis Capital Corp.	2.900%	4/24/15	450	467
	Novartis Securities Investment Ltd.	5.125%	2/10/19	1,250	1,383
	PepsiAmericas Inc.	5.750%	7/31/12	225	238
	PepsiAmericas Inc.	5.000%	5/15/17	450	506
	PepsiCo Inc.	4.650%	2/15/13	250	266
	PepsiCo Inc.	3.750%	3/1/14	175	187
	PepsiCo Inc.	5.000%	6/1/18	775	861
	PepsiCo Inc.	7.900%	11/1/18	2,250	2,893
	Pfizer Inc.	5.350%	3/15/15	2,825	3,178
	Pfizer Inc.	6.200%	3/15/19	1,125	1,317
	Pfizer Inc.	7.200%	3/15/39	800	999
	Philip Morris International Inc.	4.875%	5/16/13	625	670
	Philip Morris International Inc.	6.875%	3/17/14	475	544
	Philip Morris International Inc.	5.650%	5/16/18	275	310
	Philip Morris International Inc.	6.375%	5/16/38	825	933
5	Procter & Gamble - Esop	9.360%	1/1/21	929	1,173
	Procter & Gamble Co.	4.950%	8/15/14	100	112
	Procter & Gamble Co.	3.500%	2/15/15	525	558
	Procter & Gamble Co.	4.700%	2/15/19	175	192
	Procter & Gamble Co.	6.450%	1/15/26	600	712
	Quest Diagnostics Inc.	5.450%	11/1/15	250	278
	Quest Diagnostics Inc.	4.700%	4/1/21	300	307
	Reynolds American Inc.	6.750%	6/15/17	100	116
	Reynolds American Inc.	7.250%	6/15/37	375	411
	Safeway Inc.	6.250%	3/15/14	300	334
	Safeway Inc.	3.950%	8/15/20	925	899
	Safeway Inc.	7.250%	2/1/31	50	57
	Sanofi	1.625%	3/28/14	125	126
	Sanofi	2.625%	3/29/16	400	405
	Sanofi	4.000%	3/29/21	200	198
	St. Jude Medical Inc.	2.200%	9/15/13	300	306
	St. Jude Medical Inc.	3.750%	7/15/14	425	451
	St. Jude Medical Inc.	4.875%	7/15/19	75	81
	Stryker Corp.	3.000%	1/15/15	100	104
	Stryker Corp.	4.375%	1/15/20	100	105
	Sysco Corp.	5.250%	2/12/18	300	331
	Sysco Corp.	5.375%	9/21/35	500	533
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	550	597
	Teva Pharmaceutical Finance II BV / Teva
	Pharmaceutical Finance III LLC	3.000%	6/15/15	225	231
	Thermo Fisher Scientific Inc.	2.150%	12/28/12	125	127
	Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	106
	Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	416
	Unilever Capital Corp.	3.650%	2/15/14	275	293
	Unilever Capital Corp.	4.800%	2/15/19	150	164
	Unilever Capital Corp.	4.250%	2/10/21	500	518

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UST LLC	5.750%	3/1/18	250	270
Whirlpool Corp.	5.500%	3/1/13	250	265
Wyeth	5.500%	2/15/16	400	456
Wyeth	6.450%	2/1/24	400	476
Wyeth	6.500%	2/1/34	200	229
Wyeth	6.000%	2/15/36	1,225	1,312
Wyeth	5.950%	4/1/37	150	161
Zimmer Holdings Inc.	5.750%	11/30/39	400	410
Energy (0.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	884
Anadarko Petroleum Corp.	7.625%	3/15/14	300	342
Anadarko Petroleum Corp.	5.750%	6/15/14	125	137
Anadarko Petroleum Corp.	5.950%	9/15/16	1,000	1,119
Anadarko Petroleum Corp.	6.950%	6/15/19	50	58
Anadarko Petroleum Corp.	6.450%	9/15/36	650	676
Anadarko Petroleum Corp.	7.950%	6/15/39	125	152
Apache Corp.	6.000%	9/15/13	300	332
Apache Corp.	5.625%	1/15/17	75	86
Apache Corp.	6.900%	9/15/18	500	604
Apache Corp.	3.625%	2/1/21	750	728
Apache Corp.	5.100%	9/1/40	100	96
Apache Corp.	5.250%	2/1/42	500	492
Apache Finance Canada Corp.	7.750%	12/15/29	225	283
Baker Hughes Inc.	6.875%	1/15/29	400	481
Baker Hughes Inc.	5.125%	9/15/40	50	48
BJ Services Co.	6.000%	6/1/18	100	116
BP Capital Markets plc	5.250%	11/7/13	750	814
BP Capital Markets plc	3.625%	5/8/14	300	315
BP Capital Markets plc	3.875%	3/10/15	250	263
BP Capital Markets plc	3.125%	10/1/15	800	819
BP Capital Markets plc	3.200%	3/11/16	600	610
BP Capital Markets plc	4.750%	3/10/19	750	787
BP Capital Markets plc	4.500%	10/1/20	950	963
BP Capital Markets plc	4.742%	3/11/21	725	739
Burlington Resources Finance Co.	7.400%	12/1/31	600	746
Canadian Natural Resources Ltd.	5.450%	10/1/12	250	264
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	192
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	594
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	442
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	472
Cenovus Energy Inc.	4.500%	9/15/14	950	1,030
Cenovus Energy Inc.	5.700%	10/15/19	475	538
Cenovus Energy Inc.	6.750%	11/15/39	375	424
Chevron Corp.	3.950%	3/3/14	500	537
Chevron Corp.	4.950%	3/3/19	475	528
ConocoPhillips	4.750%	2/1/14	250	272
ConocoPhillips	4.600%	1/15/15	200	220
ConocoPhillips	5.750%	2/1/19	1,575	1,810
ConocoPhillips	5.900%	10/15/32	150	162
ConocoPhillips	5.900%	5/15/38	175	189
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	269
ConocoPhillips Holding Co.	6.950%	4/15/29	275	332
Devon Energy Corp.	5.625%	1/15/14	525	581
Devon Energy Corp.	7.950%	4/15/32	25	33
Devon Financing Corp. ULC	7.875%	9/30/31	425	546
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	109
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	84
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	222
Encana Corp.	4.750%	10/15/13	25	27
Encana Corp.	7.200%	11/1/31	625	719
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	56
Ensco plc	3.250%	3/15/16	250	253
Ensco plc	4.700%	3/15/21	750	754

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	EOG Resources Inc.	6.125%	10/1/13	575	635
	EOG Resources Inc.	5.625%	6/1/19	275	309
	EOG Resources Inc.	4.100%	2/1/21	150	148
	Halliburton Co.	6.700%	9/15/38	250	287
	Halliburton Co.	7.450%	9/15/39	450	560
	Hess Corp.	8.125%	2/15/19	900	1,137
	Hess Corp.	7.875%	10/1/29	150	188
	Hess Corp.	7.125%	3/15/33	375	441
	Hess Corp.	5.600%	2/15/41	400	390
	Husky Energy Inc.	7.250%	12/15/19	300	358
	Husky Energy Inc.	6.800%	9/15/37	100	111
	Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,129
	Kerr-McGee Corp.	7.875%	9/15/31	150	179
7	Marathon Petroleum Corp.	3.500%	3/1/16	400	410
7	Marathon Petroleum Corp.	5.125%	3/1/21	1,450	1,484
7	Marathon Petroleum Corp.	6.500%	3/1/41	175	182
	Nabors Industries Inc.	9.250%	1/15/19	600	759
	Nabors Industries Inc.	5.000%	9/15/20	100	101
	Nexen Inc.	7.875%	3/15/32	100	118
	Nexen Inc.	7.500%	7/30/39	625	700
	Noble Energy Inc.	8.250%	3/1/19	300	382
	Noble Energy Inc.	6.000%	3/1/41	75	77
	Noble Holding International Ltd.	3.450%	8/1/15	75	78
	Noble Holding International Ltd.	4.900%	8/1/20	100	104
	Noble Holding International Ltd.	4.625%	3/1/21	100	101
	Noble Holding International Ltd.	6.200%	8/1/40	200	210
	Noble Holding International Ltd.	6.050%	3/1/41	300	307
	Occidental Petroleum Corp.	2.500%	2/1/16	725	736
	Occidental Petroleum Corp.	4.100%	2/1/21	600	614
	PC Financial Partnership	5.000%	11/15/14	25	27
	Petro-Canada	4.000%	7/15/13	75	79
	Petro-Canada	6.050%	5/15/18	125	141
	Petro-Canada	7.875%	6/15/26	100	122
	Petro-Canada	5.350%	7/15/33	450	422
	Petro-Canada	5.950%	5/15/35	500	512
	Rowan Cos. Inc.	7.875%	8/1/19	125	149
	Shell International Finance BV	1.875%	3/25/13	450	460
	Shell International Finance BV	4.000%	3/21/14	600	645
	Shell International Finance BV	3.100%	6/28/15	1,075	1,122
	Shell International Finance BV	3.250%	9/22/15	200	210
	Shell International Finance BV	5.200%	3/22/17	300	340
	Shell International Finance BV	4.300%	9/22/19	1,000	1,052
	Shell International Finance BV	4.375%	3/25/20	275	289
	Shell International Finance BV	6.375%	12/15/38	500	576
	Shell International Finance BV	5.500%	3/25/40	175	182
	Statoil ASA	3.875%	4/15/14	300	321
	Statoil ASA	2.900%	10/15/14	75	79
	Statoil ASA	3.125%	8/17/17	175	176
	Statoil ASA	5.250%	4/15/19	650	719
	Statoil ASA	7.150%	1/15/29	250	307
	Statoil ASA	5.100%	8/17/40	300	290
	Suncor Energy Inc.	6.100%	6/1/18	100	114
	Suncor Energy Inc.	6.500%	6/15/38	1,075	1,163
	Suncor Energy Inc.	6.850%	6/1/39	700	799
	Sunoco Inc.	4.875%	10/15/14	175	188
	Sunoco Inc.	5.750%	1/15/17	200	215
	Talisman Energy Inc.	5.125%	5/15/15	100	110
	Talisman Energy Inc.	3.750%	2/1/21	350	328
	Talisman Energy Inc.	5.850%	2/1/37	650	648
	Tosco Corp.	8.125%	2/15/30	1,150	1,496
	Total Capital Canada Ltd.	1.625%	1/28/14	575	583
	Total Capital SA	3.000%	6/24/15	575	597
	Total Capital SA	2.300%	3/15/16	525	524
	Total Capital SA	4.450%	6/24/20	325	338

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Total Capital SA	4.125%	1/28/21	250	252
	Transocean Inc.	5.250%	3/15/13	100	106
	Transocean Inc.	4.950%	11/15/15	450	486
	Transocean Inc.	6.000%	3/15/18	425	468
	Transocean Inc.	6.500%	11/15/20	200	223
	Transocean Inc.	7.500%	4/15/31	300	341
	Valero Energy Corp.	4.500%	2/1/15	75	80
	Valero Energy Corp.	6.125%	6/15/17	1,000	1,134
	Valero Energy Corp.	6.125%	2/1/20	150	164
	Valero Energy Corp.	7.500%	4/15/32	750	837
	Valero Energy Corp.	6.625%	6/15/37	300	312
	Weatherford International Inc.	6.800%	6/15/37	150	159
	Weatherford International Ltd.	9.625%	3/1/19	775	1,002
	Weatherford International Ltd.	5.125%	9/15/20	300	306
	Weatherford International Ltd.	6.500%	8/1/36	800	823
	Weatherford International Ltd.	6.750%	9/15/40	250	267
	Williams Cos. Inc.	7.500%	1/15/31	519	593
	Williams Cos. Inc.	7.750%	6/15/31	149	174
	XTO Energy Inc.	5.750%	12/15/13	900	1,003
	XTO Energy Inc.	6.250%	8/1/17	400	483
	XTO Energy Inc.	6.750%	8/1/37	300	386
	Other Industrial (0.0%)
	Cintas Corp. No 2	6.125%	12/1/17	225	261
	Massachusetts Development Finance Agency Revenue
	(Harvard University)	4.875%	10/15/40	200	194
	Massachusetts Health & Educational Facilities
	Authority Revenue (MIT)	5.600%	7/1/11	400	405
	Technology (0.4%)
	Adobe Systems Inc.	3.250%	2/1/15	200	207
	Adobe Systems Inc.	4.750%	2/1/20	325	335
	Agilent Technologies Inc.	4.450%	9/14/12	25	26
	Agilent Technologies Inc.	2.500%	7/15/13	200	204
	Agilent Technologies Inc.	5.500%	9/14/15	550	608
	Agilent Technologies Inc.	6.500%	11/1/17	350	402
	Amphenol Corp.	4.750%	11/15/14	200	218
	Analog Devices Inc.	5.000%	7/1/14	175	192
	Analog Devices Inc.	3.000%	4/15/16	50	51
	Applied Materials Inc.	2.650%	6/15/16	75	75
	Applied Materials Inc.	4.300%	6/15/21	375	376
	Applied Materials Inc.	5.850%	6/15/41	400	404
	Arrow Electronics Inc.	3.375%	11/1/15	100	101
	BMC Software Inc.	7.250%	6/1/18	175	201
7	Broadcom Corp.	1.500%	11/1/13	100	100
	CA Inc.	5.375%	12/1/19	175	186
	Cisco Systems Inc.	1.625%	3/14/14	925	934
	Cisco Systems Inc.	5.500%	2/22/16	500	567
	Cisco Systems Inc.	4.950%	2/15/19	125	135
	Cisco Systems Inc.	4.450%	1/15/20	2,275	2,358
	Cisco Systems Inc.	5.900%	2/15/39	425	445
	Cisco Systems Inc.	5.500%	1/15/40	575	576
	Computer Sciences Corp.	6.500%	3/15/18	125	134
	Corning Inc.	6.625%	5/15/19	50	58
	Corning Inc.	5.750%	8/15/40	175	174
	Dell Inc.	1.400%	9/10/13	200	202
	Dell Inc.	2.100%	4/1/14	400	407
	Dell Inc.	2.300%	9/10/15	75	75
	Dell Inc.	3.100%	4/1/16	150	153
	Dell Inc.	5.875%	6/15/19	175	197
	Dun & Bradstreet Corp.	2.875%	11/15/15	150	150
	Equifax Inc.	6.300%	7/1/17	125	139
	Fiserv Inc.	3.125%	10/1/15	150	152
	Fiserv Inc.	3.125%	6/15/16	300	299
	Fiserv Inc.	6.800%	11/20/17	475	547

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Google Inc.	2.125%	5/19/16	50	50
	Google Inc.	3.625%	5/19/21	350	342
	Harris Corp.	5.000%	10/1/15	425	466
	Harris Corp.	6.150%	12/15/40	25	26
	Hewlett-Packard Co.	4.500%	3/1/13	625	662
	Hewlett-Packard Co.	1.250%	9/13/13	300	301
	Hewlett-Packard Co.	6.125%	3/1/14	1,800	2,016
	Hewlett-Packard Co.	2.125%	9/13/15	550	549
	Hewlett-Packard Co.	5.400%	3/1/17	225	254
	Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,145
	Hewlett-Packard Co.	3.750%	12/1/20	200	194
	HP Enterprise Services LLC	6.000%	8/1/13	225	247
	IBM International Group Capital LLC	5.050%	10/22/12	1,100	1,164
	International Business Machines Corp.	7.500%	6/15/13	550	618
	International Business Machines Corp.	1.000%	8/5/13	1,000	1,002
	International Business Machines Corp.	2.000%	1/5/16	275	273
	International Business Machines Corp.	5.700%	9/14/17	1,000	1,161
	International Business Machines Corp.	5.600%	11/30/39	1,720	1,824
	Juniper Networks Inc.	3.100%	3/15/16	75	76
	Juniper Networks Inc.	4.600%	3/15/21	50	51
	Juniper Networks Inc.	5.950%	3/15/41	150	154
	Lexmark International Inc.	5.900%	6/1/13	150	160
	Lexmark International Inc.	6.650%	6/1/18	375	407
	Maxim Integrated Products Inc.	3.450%	6/14/13	100	104
	Microsoft Corp.	0.875%	9/27/13	150	150
	Microsoft Corp.	2.950%	6/1/14	675	713
	Microsoft Corp.	1.625%	9/25/15	200	198
	Microsoft Corp.	4.200%	6/1/19	50	53
	Microsoft Corp.	3.000%	10/1/20	250	237
	Microsoft Corp.	5.200%	6/1/39	350	353
	Microsoft Corp.	4.500%	10/1/40	125	114
	Microsoft Corp.	5.300%	2/8/41	600	614
	Motorola Solutions Inc.	5.375%	11/15/12	275	290
	Motorola Solutions Inc.	7.500%	5/15/25	75	88
	Nokia Oyj	5.375%	5/15/19	1,625	1,560
	Nokia Oyj	6.625%	5/15/39	100	93
	Oracle Corp.	3.750%	7/8/14	200	214
	Oracle Corp.	5.250%	1/15/16	1,900	2,143
	Oracle Corp.	5.750%	4/15/18	300	344
	Oracle Corp.	5.000%	7/8/19	1,175	1,284
	Oracle Corp.	6.125%	7/8/39	275	304
7	Oracle Corp.	5.375%	7/15/40	920	921
	Pitney Bowes Inc.	3.875%	6/15/13	225	235
	Pitney Bowes Inc.	4.875%	8/15/14	25	27
	Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,383
7	SAIC Inc.	4.450%	12/1/20	75	77
7	SAIC Inc.	5.950%	12/1/40	75	79
	Science Applications International Corp.	6.250%	7/1/12	100	105
	Science Applications International Corp.	5.500%	7/1/33	100	99
	Symantec Corp.	2.750%	9/15/15	50	50
	Symantec Corp.	4.200%	9/15/20	75	72
	Texas Instruments Inc.	2.375%	5/16/16	175	176
	Tyco Electronics Group SA	7.125%	10/1/37	600	718
	Xerox Corp.	8.250%	5/15/14	300	351
	Xerox Corp.	6.400%	3/15/16	375	429
	Xerox Corp.	6.750%	2/1/17	350	408
	Xerox Corp.	6.350%	5/15/18	350	400
	Xerox Corp.	5.625%	12/15/19	1,400	1,528
	Transportation (0.2%)
5	American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	122	141
	Burlington Northern Santa Fe LLC	5.900%	7/1/12	350	368
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	85
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	265

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	200	246
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	136
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	348
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	909
	Canadian National Railway Co.	6.250%	8/1/34	350	398
	Canadian National Railway Co.	6.200%	6/1/36	350	394
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	516
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	258
	Con-way Inc.	6.700%	5/1/34	350	334
5	Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	462	488
5	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	143	153
	CSX Corp.	5.600%	5/1/17	25	28
	CSX Corp.	7.900%	5/1/17	126	155
	CSX Corp.	6.250%	3/15/18	725	835
	CSX Corp.	7.375%	2/1/19	1,050	1,276
	CSX Corp.	4.250%	6/1/21	475	472
	CSX Corp.	6.220%	4/30/40	174	187
	CSX Corp.	5.500%	4/15/41	425	415
5	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	235	244
5	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	678	739
5	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	99	98
	JB Hunt Transport Services Inc.	3.375%	9/15/15	450	453
	Norfolk Southern Corp.	5.750%	1/15/16	175	199
	Norfolk Southern Corp.	7.700%	5/15/17	400	496
	Norfolk Southern Corp.	5.750%	4/1/18	100	113
	Norfolk Southern Corp.	5.900%	6/15/19	425	488
	Norfolk Southern Corp.	5.590%	5/17/25	72	77
	Norfolk Southern Corp.	7.800%	5/15/27	100	129
	Norfolk Southern Corp.	5.640%	5/17/29	100	106
	Norfolk Southern Corp.	7.050%	5/1/37	200	243
	Norfolk Southern Corp.	7.900%	5/15/97	100	127
	Norfolk Southern Corp.	6.000%	5/23/11	625	613
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	161
	Ryder System Inc.	5.850%	3/1/14	250	273
	Ryder System Inc.	3.150%	3/2/15	375	384
	Ryder System Inc.	3.600%	3/1/16	400	408
	Ryder System Inc.	5.850%	11/1/16	75	84
	Southwest Airlines Co.	5.750%	12/15/16	200	221
	Southwest Airlines Co.	5.125%	3/1/17	400	427
5	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	130	140
	Union Pacific Corp.	5.450%	1/31/13	650	696
	Union Pacific Corp.	7.125%	2/1/28	500	605
	Union Pacific Corp.	6.625%	2/1/29	200	230
	Union Pacific Corp.	5.780%	7/15/40	775	810
	United Parcel Service Inc.	3.875%	4/1/14	50	54
	United Parcel Service Inc.	5.125%	4/1/19	175	197
	United Parcel Service Inc.	3.125%	1/15/21	350	333
	United Parcel Service Inc.	6.200%	1/15/38	595	684
					472,624
Utilities (0.9%)
	Electric (0.6%)
	AEP Texas Central Co.	6.650%	2/15/33	400	439
	Alabama Power Co.	4.850%	12/15/12	200	212
	Alabama Power Co.	5.500%	10/15/17	550	627
	Ameren Illinois Co.	6.125%	11/15/17	25	29
	American Water Capital Corp.	6.593%	10/15/37	500	541
	Appalachian Power Co.	3.400%	5/24/15	300	311
	Arizona Public Service Co.	5.800%	6/30/14	50	56
	Arizona Public Service Co.	4.650%	5/15/15	275	298
	Carolina Power & Light Co.	6.500%	7/15/12	350	371
	Carolina Power & Light Co.	5.125%	9/15/13	325	354
	Carolina Power & Light Co.	5.300%	1/15/19	675	754
	CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	539

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	200
	Cleco Power LLC	6.000%	12/1/40	175	181
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	355
	Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	544
	Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	244
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	792
	Commonwealth Edison Co.	1.625%	1/15/14	125	126
	Commonwealth Edison Co.	5.950%	8/15/16	900	1,029
	Commonwealth Edison Co.	6.150%	9/15/17	600	693
	Commonwealth Edison Co.	5.800%	3/15/18	150	167
	Commonwealth Edison Co.	5.900%	3/15/36	100	104
	Connecticut Light & Power Co.	6.350%	6/1/36	250	284
	Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	707
	Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	350	400
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	268
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	299
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	443
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	506
	Constellation Energy Group Inc.	4.550%	6/15/15	175	185
	Constellation Energy Group Inc.	7.600%	4/1/32	100	118
	Consumers Energy Co.	5.375%	4/15/13	175	188
	Detroit Edison Co.	3.900%	6/1/21	100	99
	Detroit Edison Co.	5.700%	10/1/37	125	132
	Dominion Resources Inc.	1.800%	3/15/14	100	101
	Dominion Resources Inc.	2.250%	9/1/15	750	748
	Dominion Resources Inc.	6.000%	11/30/17	550	634
	Dominion Resources Inc.	4.450%	3/15/21	125	128
	Dominion Resources Inc.	5.250%	8/1/33	200	220
5	Dominion Resources Inc.	7.500%	6/30/66	175	185
	Duke Energy Carolinas LLC	4.300%	6/15/20	500	516
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	325
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,195
	Duke Energy Carolinas LLC	6.050%	4/15/38	50	55
	Duke Energy Carolinas LLC	5.300%	2/15/40	375	382
	Duke Energy Corp.	3.350%	4/1/15	375	391
	Duke Energy Corp.	5.050%	9/15/19	175	189
	Duke Energy Indiana Inc.	5.000%	9/15/13	250	270
	Duke Energy Indiana Inc.	3.750%	7/15/20	185	184
	Duke Energy Ohio Inc.	5.700%	9/15/12	675	715
	Duke Energy Ohio Inc.	2.100%	6/15/13	325	333
	El Paso Electric Co.	6.000%	5/15/35	175	180
	Entergy Arkansas Inc.	3.750%	2/15/21	650	619
	Entergy Louisiana LLC	6.500%	9/1/18	100	115
	Exelon Corp.	4.900%	6/15/15	500	537
	Exelon Generation Co. LLC	4.000%	10/1/20	1,375	1,303
	Exelon Generation Co. LLC	6.250%	10/1/39	425	429
	Exelon Generation Co. LLC	5.750%	10/1/41	75	71
	Florida Power & Light Co.	5.950%	10/1/33	100	109
	Florida Power & Light Co.	5.625%	4/1/34	225	236
	Florida Power & Light Co.	4.950%	6/1/35	50	48
	Florida Power & Light Co.	6.200%	6/1/36	50	57
	Florida Power & Light Co.	5.850%	5/1/37	150	165
	Florida Power & Light Co.	5.950%	2/1/38	175	195
	Florida Power & Light Co.	5.960%	4/1/39	1,175	1,301
	Florida Power Corp.	4.800%	3/1/13	50	53
	Florida Power Corp.	5.650%	6/15/18	50	57
	Florida Power Corp.	4.550%	4/1/20	1,375	1,444
	Georgia Power Co.	5.950%	2/1/39	275	295
	Great Plains Energy Inc.	2.750%	8/15/13	100	102
	Iberdrola International BV	6.750%	6/15/12	225	237
	Iberdrola International BV	6.750%	7/15/36	400	416
5	Integrys Energy Group Inc.	6.110%	12/1/66	300	296
	Interstate Power & Light Co.	6.250%	7/15/39	100	111
	Jersey Central Power & Light Co.	5.625%	5/1/16	350	393

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Jersey Central Power & Light Co.	5.650%	6/1/17	350	392
	Kansas City Power & Light Co.	6.050%	11/15/35	200	204
7	Kentucky Utilities Co.	1.625%	11/1/15	200	196
7	Kentucky Utilities Co.	3.250%	11/1/20	200	191
7	Kentucky Utilities Co.	5.125%	11/1/40	800	789
7	LG&E and KU Energy LLC	2.125%	11/15/15	125	122
7	LG&E and KU Energy LLC	3.750%	11/15/20	150	141
7	Louisville Gas & Electric Co.	1.625%	11/15/15	300	294
7	Louisville Gas & Electric Co.	5.125%	11/15/40	100	98
	MidAmerican Energy Co.	5.650%	7/15/12	75	79
	MidAmerican Energy Co.	5.950%	7/15/17	150	174
	MidAmerican Energy Co.	6.750%	12/30/31	725	835
	Midamerican Energy Holdings Co.	5.875%	10/1/12	750	795
	Midamerican Energy Holdings Co.	5.000%	2/15/14	300	325
	Midamerican Energy Holdings Co.	6.125%	4/1/36	400	428
	Midamerican Energy Holdings Co.	5.950%	5/15/37	525	551
	National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	750	767
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	299
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	761
	National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	129
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	167
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	782
	Nevada Power Co.	7.125%	3/15/19	450	539
	Nevada Power Co.	5.450%	5/15/41	500	501
	NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	1,025	1,050
5	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	225
5	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	276
	Northern States Power Co.	6.200%	7/1/37	250	287
	Northern States Power Co.	5.350%	11/1/39	175	180
	NSTAR	4.500%	11/15/19	750	784
	NSTAR Electric Co.	4.875%	10/15/12	75	79
	NSTAR Electric Co.	4.875%	4/15/14	225	245
	NSTAR Electric Co.	5.625%	11/15/17	325	373
	Oglethorpe Power Corp.	5.950%	11/1/39	100	105
	Oglethorpe Power Corp.	5.375%	11/1/40	175	171
	Ohio Edison Co.	6.400%	7/15/16	550	633
	Ohio Power Co.	5.750%	9/1/13	475	518
	Ohio Power Co.	6.000%	6/1/16	150	173
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	158
	Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	354
	Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	199
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	238
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	720
	Pacific Gas & Electric Co.	4.800%	3/1/14	650	706
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	284
	Pacific Gas & Electric Co.	8.250%	10/15/18	275	352
	Pacific Gas & Electric Co.	3.500%	10/1/20	425	404
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	224
	Pacific Gas & Electric Co.	6.050%	3/1/34	825	870
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,051
	Pacific Gas & Electric Co.	5.400%	1/15/40	500	485
	PacifiCorp	5.250%	6/15/35	475	469
	PacifiCorp	6.250%	10/15/37	1,150	1,302
	Peco Energy Co.	5.350%	3/1/18	125	139
	Pennsylvania Electric Co.	6.050%	9/1/17	75	85
	Pepco Holdings Inc.	2.700%	10/1/15	475	477
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	112
	PPL Energy Supply LLC	6.200%	5/15/16	68	76
	Progress Energy Inc.	6.050%	3/15/14	100	111
	Progress Energy Inc.	7.750%	3/1/31	625	788
	Progress Energy Inc.	6.000%	12/1/39	25	27
	PSEG Power LLC	2.500%	4/15/13	250	255
	PSEG Power LLC	5.000%	4/1/14	650	699
	PSEG Power LLC	5.500%	12/1/15	450	497

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PSEG Power LLC	5.125%	4/15/20	200	210
	Public Service Co. of Colorado	5.800%	8/1/18	100	115
	Public Service Co. of Colorado	5.125%	6/1/19	175	192
	Public Service Co. of Colorado	3.200%	11/15/20	500	476
	Public Service Co. of Colorado	6.250%	9/1/37	300	346
	Public Service Co. of Oklahoma	5.150%	12/1/19	600	642
	Public Service Co. of Oklahoma	4.400%	2/1/21	500	507
	Public Service Co. of Oklahoma	6.625%	11/15/37	275	306
	Public Service Electric & Gas Co.	2.700%	5/1/15	225	230
	Public Service Electric & Gas Co.	5.500%	3/1/40	300	311
	Puget Sound Energy Inc.	5.483%	6/1/35	100	100
	Puget Sound Energy Inc.	6.274%	3/15/37	500	551
	Puget Sound Energy Inc.	5.638%	4/15/41	150	154
	San Diego Gas & Electric Co.	5.300%	11/15/15	100	114
	San Diego Gas & Electric Co.	5.350%	5/15/35	100	103
	San Diego Gas & Electric Co.	4.500%	8/15/40	50	45
	Sierra Pacific Power Co.	6.000%	5/15/16	525	600
	Sierra Pacific Power Co.	6.750%	7/1/37	400	468
	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	519
	South Carolina Electric & Gas Co.	6.050%	1/15/38	150	164
	South Carolina Electric & Gas Co.	5.450%	2/1/41	100	102
	Southern California Edison Co.	4.650%	4/1/15	775	847
	Southern California Edison Co.	5.000%	1/15/16	275	308
	Southern California Edison Co.	3.875%	6/1/21	350	349
	Southern California Edison Co.	6.650%	4/1/29	225	260
	Southern California Edison Co.	5.750%	4/1/35	508	544
	Southern California Edison Co.	5.350%	7/15/35	350	356
	Southern Power Co.	6.250%	7/15/12	425	447
	Southern Power Co.	4.875%	7/15/15	1,325	1,449
	Southwestern Electric Power Co.	6.450%	1/15/19	250	286
	Southwestern Electric Power Co.	6.200%	3/15/40	75	76
	Tampa Electric Co.	6.550%	5/15/36	375	435
	TECO Finance Inc.	4.000%	3/15/16	100	104
	TECO Finance Inc.	5.150%	3/15/20	125	132
	TransAlta Corp.	6.650%	5/15/18	100	114
	UIL Holdings Corp.	4.625%	10/1/20	100	97
	United Utilities plc	5.375%	2/1/19	325	337
	Virginia Electric and Power Co.	5.100%	11/30/12	225	238
	Virginia Electric and Power Co.	5.400%	1/15/16	700	796
	Virginia Electric and Power Co.	6.000%	5/15/37	550	614
	Virginia Electric and Power Co.	6.350%	11/30/37	250	287
	Virginia Electric and Power Co.	8.875%	11/15/38	100	149
	Wisconsin Electric Power Co.	6.000%	4/1/14	550	619
	Wisconsin Electric Power Co.	4.250%	12/15/19	175	183
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	208
5	Wisconsin Energy Corp.	6.250%	5/15/67	525	528
	Wisconsin Power & Light Co.	5.000%	7/15/19	25	27
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	349
	Xcel Energy Inc.	5.613%	4/1/17	631	700
	Xcel Energy Inc.	4.700%	5/15/20	100	104
	Xcel Energy Inc.	6.500%	7/1/36	225	256
	Natural Gas (0.3%)
	Atmos Energy Corp.	8.500%	3/15/19	250	315
	Atmos Energy Corp.	5.500%	6/15/41	300	296
	Boardwalk Pipelines LP	5.500%	2/1/17	200	220
	British Transco Finance Inc.	6.625%	6/1/18	430	498
	Buckeye Partners LP	4.875%	2/1/21	650	654
	CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	345
7	CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	267
7	CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	77
	DCP Midstream Operating LP	3.250%	10/1/15	175	176
	El Paso Natural Gas Co.	5.950%	4/15/17	300	340
	Enbridge Energy Partners LP	9.875%	3/1/19	550	728

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Energy Transfer Partners LP	5.650%	8/1/12	275	287
	Energy Transfer Partners LP	6.000%	7/1/13	700	757
	Energy Transfer Partners LP	5.950%	2/1/15	300	332
	Energy Transfer Partners LP	6.125%	2/15/17	300	335
	Energy Transfer Partners LP	9.000%	4/15/19	275	341
	Energy Transfer Partners LP	6.625%	10/15/36	150	155
	Energy Transfer Partners LP	7.500%	7/1/38	500	561
8	Enron Corp.	9.125%	4/1/03	700	—
8	Enron Corp.	7.125%	5/15/07	300	—
8	Enron Corp.	6.875%	10/15/07	1,000	—
	Enterprise Products Operating LLC	4.600%	8/1/12	225	233
	Enterprise Products Operating LLC	5.600%	10/15/14	775	861
	Enterprise Products Operating LLC	6.300%	9/15/17	275	314
	Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,551
	Enterprise Products Operating LLC	7.550%	4/15/38	450	537
	Enterprise Products Operating LLC	5.950%	2/1/41	300	297
	EQT Corp.	8.125%	6/1/19	400	486
	KeySpan Corp.	8.000%	11/15/30	200	249
	KeySpan Corp.	5.803%	4/1/35	250	251
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	185
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	379
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	522
	Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	84
	Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	308
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	725	836
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	288
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	300	323
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	391
	Magellan Midstream Partners LP	5.650%	10/15/16	150	169
	Magellan Midstream Partners LP	6.550%	7/15/19	125	145
	National Grid plc	6.300%	8/1/16	275	316
	Nisource Finance Corp.	5.400%	7/15/14	300	330
	Nisource Finance Corp.	6.800%	1/15/19	750	863
	Nisource Finance Corp.	6.125%	3/1/22	450	497
	Nisource Finance Corp.	6.250%	12/15/40	400	413
	NuStar Logistics LP	7.650%	4/15/18	350	419
	Oneok Inc.	5.200%	6/15/15	300	329
	Oneok Inc.	6.000%	6/15/35	275	273
	ONEOK Partners LP	3.250%	2/1/16	50	51
	ONEOK Partners LP	6.150%	10/1/16	600	690
	ONEOK Partners LP	8.625%	3/1/19	400	508
	ONEOK Partners LP	6.650%	10/1/36	525	566
	ONEOK Partners LP	6.125%	2/1/41	325	332
	Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	914
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	57
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	157
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	625	636
	Questar Corp.	2.750%	2/1/16	25	25
	Sempra Energy	6.000%	2/1/13	200	214
	Sempra Energy	2.000%	3/15/14	475	479
	Southern California Gas Co.	5.750%	11/15/35	25	27
7	Southern Natural Gas Co.	5.900%	4/1/17	150	171
7	Southern Natural Gas Co. / Southern Natural Issuing
	Corp.	4.400%	6/15/21	250	247
	Southern Union Co.	7.600%	2/1/24	250	286
	Spectra Energy Capital LLC	5.668%	8/15/14	400	441
	Texas Gas Transmission LLC	4.600%	6/1/15	250	267
	TransCanada PipeLines Ltd.	4.000%	6/15/13	750	792
	TransCanada PipeLines Ltd.	6.500%	8/15/18	300	352
	TransCanada PipeLines Ltd.	3.800%	10/1/20	1,000	989
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	824
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	131
	TransCanada PipeLines Ltd.	6.200%	10/15/37	475	509
5	TransCanada PipeLines Ltd.	6.350%	5/15/67	400	398

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Williams Partners LP	3.800%	2/15/15	125	131
	Williams Partners LP	5.250%	3/15/20	1,400	1,475
	Williams Partners LP	4.125%	11/15/20	550	530
	Williams Partners LP	6.300%	4/15/40	675	699
	Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	500	590
	Other Utility (0.0%)
	Veolia Environnement SA	6.000%	6/1/18	600	677
					103,827
Total Corporate Bonds (Cost $859,817)					909,499
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
	African Development Bank	1.000%	11/23/11	275	275
	African Development Bank	1.750%	10/1/12	225	227
	African Development Bank	1.625%	2/11/13	325	330
	African Development Bank	3.000%	5/27/14	875	927
	Asian Development Bank	4.500%	9/4/12	500	522
	Asian Development Bank	1.625%	7/15/13	750	765
	Asian Development Bank	3.625%	9/5/13	900	955
	Asian Development Bank	2.750%	5/21/14	1,175	1,235
	Asian Development Bank	0.875%	6/10/14	300	299
	Asian Development Bank	4.250%	10/20/14	300	330
	Asian Development Bank	2.625%	2/9/15	875	915
	Asian Development Bank	2.500%	3/15/16	775	801
	Asian Development Bank	5.500%	6/27/16	100	116
	Asian Development Bank	5.593%	7/16/18	500	581
	Brazilian Government International Bond	10.250%	6/17/13	150	176
	Brazilian Government International Bond	7.875%	3/7/15	475	573
	Brazilian Government International Bond	6.000%	1/17/17	2,400	2,801
5	Brazilian Government International Bond	8.000%	1/15/18	78	93
	Brazilian Government International Bond	5.875%	1/15/19	2,175	2,510
	Brazilian Government International Bond	8.875%	10/14/19	175	240
	Brazilian Government International Bond	4.875%	1/22/21	450	476
	Brazilian Government International Bond	8.875%	4/15/24	325	464
	Brazilian Government International Bond	8.750%	2/4/25	800	1,130
	Brazilian Government International Bond	10.125%	5/15/27	875	1,366
	Brazilian Government International Bond	8.250%	1/20/34	1,075	1,473
	Brazilian Government International Bond	7.125%	1/20/37	650	798
	Brazilian Government International Bond	11.000%	8/17/40	1,050	1,430
	Brazilian Government International Bond	5.625%	1/7/41	650	665
	Chile Government International Bond	5.500%	1/15/13	150	159
	Chile Government International Bond	3.875%	8/5/20	300	301
	China Development Bank Corp.	4.750%	10/8/14	450	479
	China Development Bank Corp.	5.000%	10/15/15	175	191
	China Government International Bond	4.750%	10/29/13	200	215
	Colombia Government International Bond	10.750%	1/15/13	100	114
	Colombia Government International Bond	8.250%	12/22/14	200	241
	Colombia Government International Bond	7.375%	1/27/17	475	582
	Colombia Government International Bond	7.375%	3/18/19	825	1,025
	Colombia Government International Bond	8.125%	5/21/24	400	527
	Colombia Government International Bond	7.375%	9/18/37	200	251
	Colombia Government International Bond	6.125%	1/18/41	300	325
	Corp Andina de Fomento	3.750%	1/15/16	975	990
	Corp. Andina de Fomento	5.200%	5/21/13	225	241
	Corp. Andina de Fomento	5.125%	5/5/15	625	670
	Corp. Andina de Fomento	5.750%	1/12/17	375	411
	Council Of Europe Development Bank	2.750%	2/10/15	275	286
	Council Of Europe Development Bank	2.625%	2/16/16	325	335
9	Development Bank of Japan	4.250%	6/9/15	500	547
	Eksportfinans ASA	2.000%	9/15/15	450	451
	Eksportfinans ASA	5.500%	5/25/16	1,025	1,168
	Eksportfinans ASA	5.500%	6/26/17	450	518
	European Bank for Reconstruction & Development	2.750%	4/20/15	1,000	1,048

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	European Bank for Reconstruction & Development	1.625%	9/3/15	100	100
	European Bank for Reconstruction & Development	2.500%	3/15/16	500	515
	European Investment Bank	1.750%	9/14/12	650	660
	European Investment Bank	1.625%	3/15/13	600	610
	European Investment Bank	2.875%	3/15/13	650	673
	European Investment Bank	1.875%	6/17/13	700	715
	European Investment Bank	4.250%	7/15/13	2,400	2,571
	European Investment Bank	1.250%	9/17/13	875	885
	European Investment Bank	1.250%	2/14/14	2,550	2,566
	European Investment Bank	2.375%	3/14/14	375	388
	European Investment Bank	3.000%	4/8/14	1,000	1,056
	European Investment Bank	1.500%	5/15/14	475	481
	European Investment Bank	4.625%	5/15/14	2,000	2,201
	European Investment Bank	3.125%	6/4/14	1,125	1,192
	European Investment Bank	2.875%	1/15/15	450	472
	European Investment Bank	2.750%	3/23/15	900	941
	European Investment Bank	1.625%	9/1/15	2,850	2,849
	European Investment Bank	1.375%	10/20/15	800	788
	European Investment Bank	4.875%	2/16/16	550	620
	European Investment Bank	2.250%	3/15/16	550	558
	European Investment Bank	2.500%	5/16/16	525	539
	European Investment Bank	2.125%	7/15/16	1,000	1,009
	European Investment Bank	5.125%	9/13/16	1,500	1,718
	European Investment Bank	4.875%	1/17/17	1,225	1,382
	European Investment Bank	5.125%	5/30/17	800	918
	European Investment Bank	2.875%	9/15/20	1,650	1,580
	European Investment Bank	4.000%	2/16/21	800	833
	Export Development Canada	1.750%	9/24/12	975	991
	Export Development Canada	3.500%	5/16/13	475	498
	Export Development Canada	2.250%	5/28/15	150	155
	Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,153
	Export-Import Bank of Korea	8.125%	1/21/14	875	994
	Export-Import Bank of Korea	5.875%	1/14/15	800	878
	Export-Import Bank of Korea	5.125%	3/16/15	150	161
	Export-Import Bank of Korea	3.750%	10/20/16	300	301
	Financement-Quebec	5.000%	10/25/12	500	526
	Hungary Government International Bond	6.250%	1/29/20	1,550	1,636
	Hungary Government International Bond	6.375%	3/29/21	250	263
	Hungary Government International Bond	7.625%	3/29/41	75	81
	Hydro Quebec	2.000%	6/30/16	1,000	987
	Hydro Quebec	8.400%	1/15/22	825	1,132
	Inter-American Development Bank	1.625%	7/15/13	50	51
	Inter-American Development Bank	3.000%	4/22/14	1,825	1,929
	Inter-American Development Bank	2.250%	7/15/15	3,975	4,081
	Inter-American Development Bank	2.375%	8/15/17	250	250
	Inter-American Development Bank	3.875%	9/17/19	100	106
	Inter-American Development Bank	3.875%	2/14/20	500	528
	Inter-American Development Bank	7.000%	6/15/25	250	321
	International Bank for Reconstruction & Development	0.800%	7/13/12	1,075	1,081
	International Bank for Reconstruction & Development	1.750%	7/15/13	1,100	1,121
	International Bank for Reconstruction & Development	3.500%	10/8/13	450	477
	International Bank for Reconstruction & Development	1.125%	8/25/14	1,725	1,735
	International Bank for Reconstruction & Development	2.375%	5/26/15	1,950	2,021
	International Bank for Reconstruction & Development	2.125%	3/15/16	2,600	2,657
	International Bank for Reconstruction & Development	5.000%	4/1/16	200	228
	International Finance Corp.	3.500%	5/15/13	375	394
	International Finance Corp.	3.000%	4/22/14	875	921
	International Finance Corp.	2.750%	4/20/15	900	945
	International Finance Corp.	2.250%	4/11/16	525	536
	International Finance Corp.	2.125%	11/17/17	700	689
	Israel Government International Bond	4.625%	6/15/13	200	211
	Israel Government International Bond	5.500%	11/9/16	850	941
	Israel Government International Bond	5.125%	3/26/19	300	314
9	Japan Bank for International Cooperation/Japan	4.250%	6/18/13	75	80

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
9	Japan Finance Corp.	1.500%	7/6/12	700	705
9	Japan Finance Corp.	2.125%	11/5/12	1,400	1,424
9	Japan Finance Corp.	2.875%	2/2/15	625	652
9	Japan Finance Corp.	2.500%	1/21/16	700	708
9	Japan Finance Corp.	2.500%	5/18/16	600	604
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	552
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	565
	Korea Development Bank	8.000%	1/23/14	800	911
	Korea Development Bank	4.375%	8/10/15	700	733
	Korea Development Bank	3.250%	3/9/16	150	149
	Korea Development Bank	4.000%	9/9/16	750	761
	Korea Electric Power Corp.	7.750%	4/1/13	750	824
10	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	1,250	1,273
10	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	1,200	1,263
10	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	225	228
10	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,325	1,418
10	Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	1,850	1,872
10	Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	225	228
10	Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	25	27
10	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	1,225	1,286
10	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	1,275	1,333
10	Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	550	538
10	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	775	887
10	Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	1,250	1,253
10	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	3,450	3,795
10	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	388
10	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,775	5,412
10	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	150	159
10	Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	4,325	4,155
10	Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,125
10	Landwirtschaftliche Rentenbank	1.875%	9/24/12	1,500	1,518
10	Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	342
10	Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,149
10	Landwirtschaftliche Rentenbank	2.500%	2/15/16	125	127
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	800	800
	Mexico Government International Bond	6.375%	1/16/13	917	989
	Mexico Government International Bond	5.875%	2/17/14	1,325	1,467
	Mexico Government International Bond	6.625%	3/3/15	493	572
	Mexico Government International Bond	11.375%	9/15/16	100	142
	Mexico Government International Bond	5.625%	1/15/17	2,250	2,545
	Mexico Government International Bond	5.950%	3/19/19	1,725	1,978
	Mexico Government International Bond	5.125%	1/15/20	375	403
	Mexico Government International Bond	6.750%	9/27/34	1,757	2,032
	Mexico Government International Bond	6.050%	1/11/40	825	875
	Mexico Government International Bond	5.750%	10/12/10	150	139
	Nordic Investment Bank	1.625%	1/28/13	550	559
	Nordic Investment Bank	2.625%	10/6/14	475	496
	Nordic Investment Bank	2.500%	7/15/15	400	413
	Nordic Investment Bank	2.250%	3/15/16	450	456
	North American Development Bank	4.375%	2/11/20	125	130
11	Oesterreichische Kontrollbank AG	4.750%	10/16/12	275	290
11	Oesterreichische Kontrollbank AG	1.750%	3/11/13	700	712
11	Oesterreichische Kontrollbank AG	1.375%	1/21/14	125	126
11	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,001
11	Oesterreichische Kontrollbank AG	2.000%	6/3/16	425	423
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	340
	Ontario Electricity Financial Corp.	7.450%	3/31/13	600	665
	Panama Government International Bond	7.250%	3/15/15	400	471
	Panama Government International Bond	5.200%	1/30/20	1,225	1,333
	Panama Government International Bond	7.125%	1/29/26	900	1,107
5	Panama Government International Bond	6.700%	1/26/36	200	234
	Pemex Project Funding Master Trust	5.750%	3/1/18	950	1,039
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,037
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	391

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Peruvian Government International Bond	7.125%	3/30/19	500	600
	Peruvian Government International Bond	7.350%	7/21/25	1,700	2,070
	Peruvian Government International Bond	8.750%	11/21/33	560	759
	Peruvian Government International Bond	5.625%	11/18/50	700	658
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	345
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	475	482
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,363
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	643
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	1,050	1,260
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	325	347
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	675	692
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,275	1,358
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	175	186
	Petroleos Mexicanos	4.875%	3/15/15	425	459
	Petroleos Mexicanos	8.000%	5/3/19	700	865
	Petroleos Mexicanos	6.000%	3/5/20	425	465
	Petroleos Mexicanos	5.500%	1/21/21	875	916
7	Petroleos Mexicanos	6.500%	6/2/41	275	280
	Poland Government International Bond	6.250%	7/3/12	350	368
	Poland Government International Bond	3.875%	7/16/15	775	802
	Poland Government International Bond	5.000%	10/19/15	375	404
	Poland Government International Bond	6.375%	7/15/19	1,850	2,109
	Poland Government International Bond	5.125%	4/21/21	150	155
	Province of British Columbia	2.850%	6/15/15	750	788
	Province of British Columbia	2.100%	5/18/16	1,200	1,209
	Province of Manitoba	1.375%	4/28/14	400	404
	Province of Manitoba	4.900%	12/6/16	825	937
	Province of New Brunswick Canada	2.750%	6/15/18	725	714
	Province of Nova Scotia	2.375%	7/21/15	150	154
	Province of Nova Scotia Canada	5.125%	1/26/17	500	569
	Province of Ontario	1.875%	11/19/12	2,700	2,751
	Province of Ontario	1.375%	1/27/14	1,450	1,460
	Province of Ontario	4.100%	6/16/14	1,625	1,763
	Province of Ontario	2.950%	2/5/15	250	262
	Province of Ontario	2.700%	6/16/15	875	907
	Province of Ontario	4.750%	1/19/16	75	84
	Province of Ontario	2.300%	5/10/16	1,050	1,061
	Province of Ontario	3.150%	12/15/17	100	103
	Province of Ontario	4.000%	10/7/19	1,850	1,928
	Province of Ontario	4.400%	4/14/20	475	506
	Province of Quebec	7.125%	2/9/24	400	517
	Province of Quebec	7.500%	9/15/29	475	637
	Quebec	4.875%	5/5/14	250	276
	Quebec	4.600%	5/26/15	350	389
	Quebec	5.125%	11/14/16	525	601
	Quebec	4.625%	5/14/18	450	497
	Quebec	3.500%	7/29/20	300	297
	Region of Lombardy Italy	5.804%	10/25/32	500	490
	Republic of Italy	2.125%	10/5/12	2,100	2,121
	Republic of Italy	4.375%	6/15/13	525	553
	Republic of Italy	3.125%	1/26/15	750	765
	Republic of Italy	4.750%	1/25/16	575	615
	Republic of Italy	5.250%	9/20/16	1,825	1,994
	Republic of Italy	6.875%	9/27/23	125	141
	Republic of Italy	5.375%	6/15/33	1,400	1,414
	Republic of Korea	4.250%	6/1/13	625	656
	Republic of Korea	5.750%	4/16/14	875	961
	Republic of Korea	7.125%	4/16/19	425	509
	South Africa Government International Bond	6.875%	5/27/19	875	1,046
	South Africa Government International Bond	5.500%	3/9/20	425	465
	South Africa Government International Bond	5.875%	5/30/22	100	111
	South Africa Government International Bond	6.250%	3/8/41	700	755

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,083
Total Sovereign Bonds (Cost $195,859)				205,349
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	120
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	49
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	175	170
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	150	151
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	85
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	219
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	108
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	191
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	325	352
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	300	323
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.262%	7/1/39	100	102
Board of Regents of the University of Texas System
Revenue Financing System Revenue	6.276%	8/15/41	75	79
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.134%	8/15/42	150	150
Board of Regents of the University of Texas System
Revenue Financing System Revenue	4.794%	8/15/46	100	95
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	400	426
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	100	109
California GO	5.250%	4/1/14	150	162
California GO	5.750%	3/1/17	150	165
California GO	6.200%	10/1/19	1,600	1,748
California GO	5.700%	11/1/21	250	262
California GO	7.500%	4/1/34	1,200	1,368
California GO	5.650%	4/1/39	200	213
California GO	7.300%	10/1/39	150	168
California GO	7.350%	11/1/39	1,125	1,265
California GO	7.625%	3/1/40	450	521
California GO	7.600%	11/1/40	350	404
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	105
Chicago IL Board of Education GO	6.319%	11/1/29	50	51
Chicago IL Board of Education GO	6.138%	12/1/39	100	100
Chicago IL GO	7.781%	1/1/35	100	114
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	650	675
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	52
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	78
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	201
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	325	346
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	82
Chicago IL Water Revenue	6.742%	11/1/40	75	81
Clark County NV Airport Revenue	6.881%	7/1/42	75	77
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	329

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Connecticut GO	5.090%	10/1/30	75	74
	Connecticut GO	5.850%	3/15/32	300	319
	Connecticut Special Tax Revenue (Transportation
	Infrastructure)	5.459%	11/1/30	150	150
	Cook County IL GO	6.229%	11/15/34	100	103
	Curators of the University of Missouri System Facilities
	Revenue	5.792%	11/1/41	50	54
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	104
	Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	47
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	220
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	71
	Dallas TX Independent School District GO	6.450%	2/15/35	150	164
	Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	78
	Denver CO Public Schools Revenue (City & County of
	Denver School District No. 1) COP	7.017%	12/15/37	100	110
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	52
	District of Columbia Income Tax Revenue	5.582%	12/1/35	75	79
	Georgia GO	4.503%	11/1/25	325	334
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	400	392
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	284
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	142
	Illinois GO	2.766%	1/1/12	300	303
	Illinois GO	4.071%	1/1/14	300	310
	Illinois GO	4.511%	3/1/15	375	387
	Illinois GO	5.365%	3/1/17	375	387
	Illinois GO	4.950%	6/1/23	1,450	1,356
	Illinois GO	5.100%	6/1/33	1,600	1,364
	Illinois GO	6.630%	2/1/35	100	101
	Illinois GO	6.725%	4/1/35	275	282
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	73
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	505
12	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	650	645
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	50	50
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	87
	Los Angeles CA Community College District GO	6.600%	8/1/42	250	279
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	100	100
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	325	330
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	100	101
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	125	140
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	500	536
	Los Angeles CA Unified School District GO	5.750%	7/1/34	650	653
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	113
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	125	126
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	200	214
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	50	54
	Loudoun County VA Industrial Development Authority
	Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	200	213
	Maryland Health & Higher Educational Facilities
	Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	375	417
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	100	106
	Massachusetts GO	4.200%	12/1/21	225	232
	Massachusetts GO	5.456%	12/1/39	250	257

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	125	133
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	54
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	150	151
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	125	127
	Metropolitan New York Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	636
	Metropolitan New York Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	52
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	100	98
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	175	185
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	75	75
	Metropolitan Water District of Southern California
	Water Revenue	6.947%	7/1/40	75	81
	Mississippi GO	5.245%	11/1/34	50	50
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	100	102
	New Hampshire Health & Educational Facilities
	Authority Revenue (Dartmouth College)	4.750%	6/1/19	25	27
13	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	425	475
	New Jersey Educational Facilities Authority Revenue
	(Princeton University)	5.700%	3/1/39	300	327
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	500	503
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	150	154
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	50	54
14	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	15	16
14	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	335	352
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	456
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	350
	New York City NY GO	6.246%	6/1/35	100	105
	New York City NY GO	5.968%	3/1/36	150	158
	New York City NY GO	5.985%	12/1/36	75	80
	New York City NY GO	5.517%	10/1/37	50	50
	New York City NY GO	6.271%	12/1/37	600	659
	New York City NY GO	5.846%	6/1/40	100	104
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	100	104
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	504
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	100	108
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	75	82
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	100	100
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	300	322
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	250	273
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	100	104
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	150	153
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	625	633

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	325	350
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	95	97
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	100	99
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	300	311
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	75	76
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	219
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	167
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	100	97
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	75	85
	Oregon Department Transportation Highway Usertax
	Revenue	5.834%	11/15/34	75	79
	Oregon GO	5.762%	6/1/23	250	282
	Oregon GO	5.892%	6/1/27	375	400
14	Oregon School Boards Association GO	4.759%	6/30/28	300	270
12	Oregon School Boards Association GO	5.528%	6/30/28	125	124
	Pennsylvania GO	4.650%	2/15/26	125	128
	Pennsylvania GO	5.350%	5/1/30	400	395
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	100	94
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	72
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	71
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	136
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	450	460
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	200	202
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	200	203
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	150	159
	Rutgers State University NJ Revenue	5.665%	5/1/40	75	78
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	75	70
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	247
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	101
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	106
	San Francisco CA City & County Public Utility
	Commission Water Revenue	6.000%	11/1/40	75	77
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	400	416
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	500	484
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	75	82
	Texas Transportation Commission Revenue	5.028%	4/1/26	100	108
	Texas Transportation Commission Revenue	5.178%	4/1/30	75	77
	Texas Transportation Commission Revenue	4.631%	4/1/33	300	285
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	92
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	150	153
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	125	128
	University of California Revenue	6.270%	5/15/31	1,000	1,008
	University of California Revenue	5.946%	5/15/45	275	258
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	75	74
	Utah GO	4.554%	7/1/24	125	131
	Utah GO	3.539%	7/1/25	50	48
	Virginia Commonwealth Transportation Board Federal
	Highway Revenue	5.350%	5/15/35	500	514
	Washington GO	5.090%	8/1/33	475	479
	Washington GO	5.481%	8/1/39	50	52

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Washington GO	5.140%	8/1/40	275	273
12	Wisconsin GO	4.800%	5/1/13	275	294
12	Wisconsin GO	5.700%	5/1/26	325	345
Total Taxable Municipal Bonds (Cost $40,764)					42,347

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
15,16	Vanguard Market Liquidity Fund	0.140%		363,119,779	363,120

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
2,17	Fannie Mae Discount Notes	0.085%	8/24/11	2,000	1,999
2,17	Freddie Mac Discount Notes	0.100%	8/22/11	500	500
2,17	Freddie Mac Discount Notes	0.100%	8/29/11	1,500	1,500
					3,999
Total Temporary Cash Investments (Cost $367,119)					367,119
Total Investments (102.7%) (Cost $9,019,772)					11,472,733
Other Assets and Liabilities—Net (-2.7%)[16]					(304,801)
Net Assets (100%)					11,167,932

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,004,000.
‡ Includes securities purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of June 30, 2011.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.1% and 3.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
4 Guaranteed by the National Credit Union Administration.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $26,681,000, representing 0.2% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
16 Includes $6,251,000 of collateral received for securities on loan.
17 Securities with a value of $3,999,000 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2011

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 022 082011

Vanguard Managed Payout Funds
Semiannual Report

June 30, 2011

Vanguard Managed Payout Growth Focus Fund
Vanguard Managed Payout Growth and Distribution Fund
Vanguard Managed Payout Distribution Focus Fund

> For the six months ended June 30, 2011, each of the three Vanguard Managed Payout Funds returned more than 5%.

> The broad U.S. stock market outpaced international equities, which in turn outperformed the broad U.S. bond market.

> All of the funds underlying the Managed Payout Funds posted gains, ranging from more than 10% for Vanguard REIT Index Fund to more than 2% for Vanguard Total Bond Market II Index Fund. However, the funds’ investments in commodities produced modestly negative results.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisors’ Report.	7
Managed Payout Growth Focus Fund.	9
Managed Payout Growth and Distribution Fund.	19
Managed Payout Distribution Focus Fund.	29
About Your Fund’s Expenses.	39
Trustees Approve Advisory Arrangement.	41
Glossary.	42

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011
Total
Returns
Vanguard Managed Payout Growth Focus Fund	5.50%
Managed Payout Growth Focus Composite Index	4.49
Vanguard Managed Payout Growth and Distribution Fund	5.44%
Managed Payout Growth and Distribution Composite Index	3.94
Vanguard Managed Payout Distribution Focus Fund	5.16%
Managed Payout Distribution Focus Composite Index	4.11

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital	Return of
	Share Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Growth Focus Fund	$17.53	$18.26	$0.228	$0.000	$0.000
Vanguard Managed Payout Growth and
Distribution Fund	$17.26	$17.80	$0.388	$0.000	$0.000
Vanguard Managed Payout Distribution Focus
Fund	$16.53	$16.83	$0.539	$0.000	$0.000

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

For an index description, see the Glossary.

1

Chairman’s Letter

Dear Shareholder,

During a half-year marked by ups and downs in investors’ confidence and appetite for risk, stocks and bonds traded places in the performance rankings. When the dust settled, U.S. and international stocks finished ahead of the broad U.S. bond market, giving a boost to the more stock-heavy Vanguard Managed Payout Growth Focus Fund, which returned 5.50%. The Growth and Distribution Fund advanced 5.44%, while the Distribution Fund—the most conservative of the three—returned 5.16%.

Each fund’s result was one full percentage point or more ahead of that of its composite benchmark index, primarily thanks to the exceptional return of more than 7% notched by Vanguard Market Neutral Fund.

Monthly payouts to shareholders were made in accordance with the amounts announced last year for 2011. Please note, however, that—although the payouts for the first six months are shown on page 1 as 100% income dividends—distributions are reallocated at each fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

2

For stock markets, a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced up again at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster.

Gains were modest in emerging markets, too, as big economies such as China and Brazil grappled with inflationary pressures.

Low yields, solid returns in the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling headlines (that were unfounded, in our opinion) raised doubts about their safety. Toward the end of the period, investors’ worries began to recede and prices rose.

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

3

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

As equities took the lead, bonds provided support
Each of the Vanguard Managed Payout Funds is designed to provide monthly income to shareholders and to meet certain objectives, including inflation protection and capital growth or preservation. We introduced them in 2008 to help investors meet the challenge of converting a nest egg into a relatively stable stream of retirement income.

The funds approach this challenge by using a mix of both traditional stock and bond index funds and a broader range of investments and strategies including commodities, real estate (via an equity index fund), and a market-neutral strategy. These assets are included because they have the potential to earn returns that are comparable to those of traditional assets but that may not move in the same direction or magnitude—a basic risk-reduction approach. Still, because traditional funds constitute the lion’s share of portfolio assets, they tend to be the major drivers of performance.

During the first calendar quarter, stocks were favored over the very low interest rates available on bonds. But during the

	Percentage of Managed Payout Funds’ Investments[1]
	Growth	Growth and	Distribution
	Focus Fund	Distribution Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	45.3%	35.0%	27.9%
Total International Stock Index	19.6	15.2	12.3
REIT Index	9.8	10.0	10.1

Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	5.0%	9.8%	14.7%
Total Bond Market II Index	0.0	4.9	9.9

Vanguard Market Neutral Fund (Investor Shares)	9.9%	14.7%	14.8%

Commodities[2]	10.4%	10.4%	10.3%
1 As of June 30, 2011.
2 The funds invest a portion of their assets in commodities through the use of swap contracts.

4

second quarter, investors sought the relative safety of U.S. Treasury and other high-quality bonds amid signs that global economic growth might be stalling and renewed fears of a Greek debt default.

In this environment, the best performer among the underlying traditional stock and bond funds was Vanguard Total Stock Market Index Fund, which returned more than 6% for the half-year. Next was Vanguard Total International Stock Index Fund, up almost 4%. Vanguard Intermediate-Term Investment-Grade Fund returned a bit more than 3%, almost one percentage point above the broad bond market return of Total Bond Market II Index Fund. Intermediate-maturity bonds were a sweet spot as investors sought yields higher than the near-zero rates of short-term bonds without the greater interest rate risk of the longest-maturity bonds.

The traditional stock and bond funds were eclipsed by the returns of the funds’ real estate and market-neutral strategies, together representing about 20% to 25% of assets for each Managed Payout Fund. Vanguard REIT Index Fund was the best six-month performer, with a return of more than 10%.

Vanguard Market Neutral Fund stood out with a return of more than 7%, compared with the nearly 0% return of its Citigroup Three-Month U.S. Treasury Bill Index benchmark—an exceptional six-month result that should not be expected to persist going forward. The fund’s advisor seeks to produce a portfolio whose returns are not directly affected by the direction of the overall stock market by buying stocks that appear to be undervalued and borrowing, then selling, roughly the same proportion of stocks viewed as overvalued. This strategy was particularly successful

	Monthly Payout Per Share
Managed Payout Fund	2010	2011
Growth Focus	$0.0373	$0.0380
Growth and Distribution	0.0634	0.0647
Distribution Focus	0.0889	0.0898

5

in the period; as individual stock returns reflected company-specific fundamentals more than broad market dynamics, the stocks held by the advisor significantly outperformed those sold short.

At the other end of the scale, investments in commodities lagged both stocks and bonds for the six months as a whole—despite a brief period of outperformance when commodity prices rose sharply.

As always, the relative performance of each Managed Payout Fund reflected modest variations in allocation to the underlying investments. The Growth Focus Fund had the highest result, up 5.50%. Almost 75% of its assets were invested in equities, consistent with the fund’s objective of paying monthly distributions while seeking to provide inflation protection and capital appreciation. (Please note that, in the asset allocation pie charts on each Fund Profile page, the REIT Index Fund is included in stocks and the Market Neutral Fund is a separate asset class.) The Distribution Focus Fund, with about 50% of its assets in equities—consistent with its objective of making monthly distributions while seeking to preserve capital—returned 5.16%. And the Growth and Distribution Fund landed in between, consistent with its blended investment objective, returning 5.44% for the period.

For more discussion of the funds’ objectives and positioning, please see the Advisor’s Report following this letter.

Some age-old counsel for an unsettled time
Over the decades, Vanguard’s counsel to clients has remained consistent, even boring: Build a broadly diversified, low-cost portfolio that includes a mix of stock and bond funds and other investments consistent with your goals and circumstances. Any of the Vanguard Managed Payout Funds can take you a long way toward building such a portfolio.

Since the financial crisis, a series of once-hard-to-imagine developments has reverberated through the global stock and bond markets. Is our simple, straightforward counsel still relevant? In a word, yes. Impulsive portfolio changes can damage sensible long-term investment plans. A commitment to those plans, by contrast, can help protect your assets from the markets’ inevitable ups and downs.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 20, 2011

6

Advisor’s Report

For the six months ended June 30, 2011, the MSCI All Country World Stock Index returned 4.68%, while the Barclays Capital U.S. Aggregate Float Adjusted Index returned 2.71%. All three Managed Payout Funds outperformed their composite benchmarks, largely because of the strong performance of Vanguard Market Neutral Fund.

The Managed Payout Funds’ investment committee consists of senior Vanguard investment professionals who routinely meet to review the funds’ current positioning to ensure alignment with their respective strategies. The committee is also responsible for making asset allocation changes to reflect both the prevailing market environment and the longer-term outlook for the markets and economy. Vanguard’s Quantitative Equity Group is responsible for the day-to-day management of the funds and the implementation of any changes.

We’ve established long-term asset allocations, or “policy portfolios,” for the three funds that, in our judgment, are consistent with their payout and capital preservation or appreciation objectives. When the relative attractiveness of various asset classes changes, we may marginally tilt the funds’ allocations away from the policy portfolios in an effort to capture opportunities for outperformance or reduce risk relative to these benchmarks. However, we do not expect these tilts to be frequent or significant in size.

Monthly payouts per share
The Managed Payout Funds make regular monthly cash payments while seeking to preserve or increase the value of shareholders’ investments over time. To smooth the ups and downs of these distributions, we adjust the payout values in January of each year according to a formula based on the funds’ trailing performance. Consequently, we do not expect them to fluctuate widely through various market cycles. The values for 2011 are shown in the table on page 5.

Distribution Focus Fund
The Distribution Focus Fund seeks to preserve the nominal (original) value of invested capital over the long term, although its payouts are not expected to grow at a rate that keeps pace with inflation. It has the highest initial payout rate and the most conservative strategic asset allocation of the three Managed Payout Funds.

For the six months ended June 30, 2011, the Distribution Focus Fund returned 5.16%. Its composite benchmark, or policy portfolio, returned 4.11%.

Growth and Distribution Fund
The Growth and Distribution Fund seeks to provide inflation protection and preservation of invested capital over the long term. Its initial payout rate and strategic asset allocation risk levels fall between those of the other Managed Payout Funds.

7

The Growth and Distribution Fund returned 5.44% for the period; its benchmark returned 3.94%.

Growth Focus Fund
The Growth Focus Fund seeks growth in both payouts and invested capital that exceeds inflation over the long term. It has the lowest initial payout rate and the most aggressive asset allocation of the three Managed Payout Funds.

For the half-year, the Growth Focus Fund returned 5.50%, and its benchmark returned 4.49%.

Assessment of relative values during the period
We did not make any tactical adjustments to the asset allocation mixes during the period. We maintained an emphasis on corporate bonds relative to the broad U.S. investment-grade bond market by investing a portion of each fund’s assets in Vanguard Intermediate-Term Investment-Grade Fund. As corporate bond spreads narrowed further, the strategy continued to add a modest degree of value to each of the funds.

We also maintained the Distribution Focus Fund’s underweight position to Treasury Inflation-Protected Securities (TIPS) and subsequent overweight position to Vanguard Market Neutral Fund—whose objective is to outperform the Citigroup Three-Month U.S. Treasury Bill Index. Although TIPS outperformed Treasury bills during the past six months as a result of declining nominal and real yields, the Market Neutral Fund allocation boosted each of the Managed Payout Funds because of its exceptionally strong performance relative to T-Bills.

Outlook
Supply chain disruptions from the tragedy in Japan, fluctuations in the price of oil and other commodities, and ongoing concerns regarding government fiscal positions across the developed world have all resulted in an increase in economic and financial volatility during the first half of the year. Despite the short-term challenges, we are cautiously optimistic that the U.S. economy will continue along the road to a self-sustaining economic recovery, albeit with some deeper potholes than we previously anticipated. Current valuations continue to support a significant strategic allocation to risky assets, including domestic and international equities, REITs, and commodities, among others. However, valuations are not compelling enough, in our view, to warrant more than a normal strategic weighting to risky assets at this time. The funds’ current positioning, which is in line with their policy portfolios, reflects this outlook.

Thank you for trusting us with your investments. We look forward to providing you with an update in the annual report.

George U. Sauter, Chief Investment Officer

Chris McIsaac, Principal

Joseph H. Davis, Principal

John Ameriks, Principal

July 27, 2011

Managed Payout Growth Focus Fund

Fund Profile
As of June 30, 2011

Total Fund Characteristics
Ticker Symbol	VPGFX
30-Day SEC Yield	1.60%
Acquired Fund Fees and Expenses[1]	0.36%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	45.3%
Vanguard Total International Stock Index
Fund Investor Shares	19.6
Vanguard Market Neutral Fund Investor
Shares	9.9
Vanguard REIT Index Fund Investor
Shares	9.8
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	5.0
Commodities	10.4

The fund invests a portion of its assets in commodities through the useofswapcontracts.

Total Fund Volatility Measures
	Managed
	Payout	DJ
	Growth Focus	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.96
Beta	0.90	0.84

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus Fund invests. The Managed Payout Growth Focus Fund does not charge any expenses or fees of its own. For the six months ended June 30, 2011, the annualized acquired fund fees and expenses figure was 0.31% (approximately forty percent of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

9

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2011

Average Annual Total Returns: Periods Ended June 30, 2011

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Managed Payout Growth
Focus Fund	5/2/2008	27.72%	2.84%	-2.08%	0.76%

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

10

Managed Payout Growth Focus Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (89.7%)
U.S. Stock Funds (55.2%)
Vanguard Total Stock Market Index Fund Investor Shares	953,724	31,749
Vanguard REIT Index Fund Investor Shares	345,628	6,899
		38,648
International Stock Fund (19.6%)
Vanguard Total International Stock Index Fund Investor Shares	841,457	13,750

Bond Fund (5.0%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	355,993	3,535

Market Neutral Fund (9.9%)
* Vanguard Market Neutral Fund Investor Shares	670,051	6,915
Total Investment Companies (Cost $59,947)		62,848
Temporary Cash Investments (10.4%)[1]
Money Market Fund (9.3%)
[2] Vanguard Market Liquidity Fund, 0.140%	6,491,491	6,491

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (1.1%)
[3] Federal Home Loan Bank Discount Notes, 0.080%, 8/24/11	500	500
[3] Federal Home Loan Bank Discount Notes, 0.100%, 10/11/11	300	300
		800
Total Temporary Cash Investments (Cost $7,291)		7,291
Total Investments (100.1%) (Cost $67,238)		70,139

11

Managed Payout Growth Focus Fund

Market
Value
($000)
Other Assets and Liabilities (-0.1%)
Other Assets	269
Liabilities	(365)
(96)
Net Assets (100%)
Applicable to 3,835,542 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	70,043
Net Asset Value Per Share	$18.26

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	73,144
Overdistributed Net Investment Income	(421)
Accumulated Net Realized Losses	(5,581)
Unrealized Appreciation (Depreciation)
Investment Securities	2,901
Swap Contracts	—
Net Assets	70,043

See Note A in Notes to Financial Statements.
* Non-income-producing security. For the 12 months ended June 30, 2011, the fund has not paid a dividend.
1 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.7% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Managed Payout Growth Focus Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Income Distributions Received	420
Interest	1
Net Investment Income—Note B	421
Realized Net Gain (Loss)
Capital Gain Distributions Received	28
Investment Securities Sold	51
Swap Contracts	(57)
Realized Net Gain (Loss)	22
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,010
Net Increase (Decrease) in Net Assets Resulting from Operations	3,453

See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Payout Growth Focus Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	421	942
Realized Net Gain (Loss)	22	(1,727)
Change in Unrealized Appreciation (Depreciation)	3,010	8,084
Net Increase (Decrease) in Net Assets Resulting from Operations	3,453	7,299
Distributions
Net Investment Income	(851)	(2,218)
Realized Capital Gain	—	—
Total Distributions	(851)	(2,218)
Capital Share Transactions
Issued	15,155	22,554
Issued in Lieu of Cash Distributions	469	1,615
Redeemed	(9,166)	(15,502)
Net Increase (Decrease) from Capital Share Transactions	6,458	8,667
Total Increase (Decrease)	9,060	13,748
Net Assets
Beginning of Period	60,983	47,235
End of Period[1]	70,043	60,983
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($421,000) and $66,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Growth Focus Fund

Financial Highlights

	Six Months			April 21,
	Ended	Year Ended		2008[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.53	$15.97	$13.15	$20.00
Investment Operations
Net Investment Income	.096	.298	.372	.394[2]
Capital Gain Distributions Received	.008	.024	.006	.072[2]
Net Realized and Unrealized Gain (Loss) on Investments	.854	1.919	2.936	(6.916)
Total from Investment Operations	.958	2.241	3.314	(6.450)
Distributions
Dividends from Net Investment Income	(.228)	(.681)	(.494)	—
Distributions from Realized Capital Gains	—	—	—	—
Return of Capital	—	—	—	(.400)
Total Distributions	(.228)	(.681)	(.494)	(.400)
Net Asset Value, End of Period	$18.26	$17.53	$15.97	$13.15

Total Return	5.50%	14.43%	25.90%	-32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70	$61	$47	$36
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.36%	0.53%	0.48%[3]
Ratio of Net Investment Income to Average Net Assets	1.25%	1.79%	2.66%	3.52%[3]
Portfolio Turnover Rate	30%	49%[4]	60%[5]	68%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Growth Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2011, the monthly distribution rate is $.0380 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

16

Managed Payout Growth Focus Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	62,848	—	—
Temporary Cash Investments	6,491	800	—
Total	69,339	800	—

D. At June 30, 2011, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	7/29/11	ML	6,834	(0.43%)	—
MLCX—Merrill Lynch Commodity index eXtra.
1 ML —Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.40%.

17

Managed Payout Growth Focus Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $57,000 on swap contracts and $1,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $5,660,000 to offset future net capital gains of $1,188,000 through December 31, 2016, $1,349,000 through December 31, 2017, and $3,123,000 through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $67,238,000. Net unrealized appreciation of investment securities for tax purposes was $2,901,000, consisting of unrealized gains of $3,142,000 on securities that had risen in value since their purchase and $241,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $14,145,000 of investment securities and sold $9,046,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010
	Shares	Shares
	(000)	(000)
Issued	840	1,391
Issued in Lieu of Cash Distributions	26	98
Redeemed	(510)	(968)
Net Increase (Decrease) in Shares Outstanding	356	521

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

18

Managed Payout Growth and Distribution Fund

Fund Profile
As of June 30, 2011

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	1.72%
Acquired Fund Fees and Expenses[1]	0.37%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	35.0%
Vanguard Total International Stock Index
Fund Investor Shares	15.2
Vanguard Market Neutral Fund Investor
Shares	14.7
Vanguard REIT Index Fund Investor
Shares	10.0
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	9.8
Vanguard Total Bond Market II Index Fund
Investor Shares	4.9
Commodities	10.4

The fund invests a portion of its assets in commodities through the useofswapcontracts.

Total Fund Volatility Measures
	Managed
	Payout
	Growth and	DJ
	Distribution	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.98	0.95
Beta	0.94	0.74

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Growth and Distribution Fund invests. The Managed Payout Growth and Distribution Fund does not charge any expenses or fees of its own. For the six months ended June 30, 2011, the annualized acquired fund fees and expenses figure was 0.37% (approximately half of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

19

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2011

Average Annual Total Returns: Periods Ended June 30, 2011

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Managed Payout Growth
and Distribution Fund	5/2/2008	24.95%	3.47%	-1.79%	1.68%

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

20

Managed Payout Growth and Distribution Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (89.8%)
U.S. Stock Funds (45.0%)
Vanguard Total Stock Market Index Fund Investor Shares	3,243,792	107,986
Vanguard REIT Index Fund Investor Shares	1,539,127	30,721
		138,707
International Stock Fund (15.3%)
Vanguard Total International Stock Index Fund Investor Shares	2,877,601	47,020

Bond Funds (14.7%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	3,034,015	30,128
[1] Vanguard Total Bond Market II Index Fund Investor Shares	1,424,457	15,099
		45,227
Market Neutral Fund (14.8%)
* Vanguard Market Neutral Fund Investor Shares	4,402,073	45,429
Total Investment Companies (Cost $257,346)		276,383
Temporary Cash Investments (10.4%)[2]
Money Market Fund (9.2%)
[1] Vanguard Market Liquidity Fund, 0.140%	28,380,239	28,380

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (1.2%)
[3] Federal Home Loan Bank Discount Notes, 0.100%, 10/11/11	700	700
[3] Freddie Mac Discount Notes, 0.070%, 8/17/11	2,500	2,500
[3] Freddie Mac Discount Notes, 0.095%, 9/27/11	600	600
		3,800
Total Temporary Cash Investments (Cost $32,180)		32,180
Total Investments (100.2%) (Cost $289,526)		308,563

21

Managed Payout Growth and Distribution Fund

Market
Value
($000)
Other Assets and Liabilities (-0.2%)
Other Assets	1,139
Liabilities	(1,723)
(584)
Net Assets (100%)
Applicable to 17,303,767 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	307,979
Net Asset Value Per Share	$17.80

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	300,768
Overdistributed Net Investment Income	(4,575)
Accumulated Net Realized Losses	(7,251)
Unrealized Appreciation (Depreciation)
Investment Securities	19,037
Swap Contracts	—
Net Assets	307,979

See Note A in Notes to Financial Statements.
* Non-income-producing security. For the 12 months ended June 30, 2011, the fund has not paid a dividend.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.7% and 0.7%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

22

Managed Payout Growth and Distribution Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Income Distributions Received	2,146
Interest	2
Net Investment Income—Note B	2,148
Realized Net Gain (Loss)
Capital Gain Distributions Received	245
Investment Securities Sold	190
Swap Contracts	(301)
Realized Net Gain (Loss)	134
Change in Unrealized Appreciation (Depreciation) of Investment Securities	12,605
Net Increase (Decrease) in Net Assets Resulting from Operations	14,887

See accompanying Notes, which are an integral part of the Financial Statements.

23

Managed Payout Growth and Distribution Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,148	4,143
Realized Net Gain (Loss)	134	(553)
Change in Unrealized Appreciation (Depreciation)	12,605	24,815
Net Increase (Decrease) in Net Assets Resulting from Operations	14,887	28,405
Distributions
Net Investment Income	(6,422)	(8,561)
Realized Capital Gain	—	—
Return of Capital	—	(1,344)
Total Distributions	(6,422)	(9,905)
Capital Share Transactions
Issued	68,540	98,444
Issued in Lieu of Cash Distributions	2,287	3,648
Redeemed	(27,164)	(42,746)
Net Increase (Decrease) from Capital Share Transactions	43,663	59,346
Total Increase (Decrease)	52,128	77,846
Net Assets
Beginning of Period	255,851	178,005
End of Period[1]	307,979	255,851
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,575,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Managed Payout Growth and Distribution Fund

Financial Highlights

	Six Months			April 21,
	Ended	Year Ended		2008[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.26	$15.92	$13.68	$20.00
Investment Operations
Net Investment Income	.141	.318[2]	.439	.436[2]
Capital Gain Distributions Received	.015	.050[2]	.006	.082[2]
Net Realized and Unrealized Gain (Loss) on Investments	.772	1.733	2.634	(6.172)
Total from Investment Operations	.928	2.101	3.079	(5.654)
Distributions
Dividends from Net Investment Income	(.388)	(.658)	(.660)	—
Distributions from Realized Capital Gains	—	—	—	—
Return of Capital	—	(.103)	(.179)	(.666)
Total Distributions	(.388)	(.761)	(.839)	(.666)
Net Asset Value, End of Period	$17.80	$17.26	$15.92	$13.68

Total Return	5.44%	13.67%	23.51%	-28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$308	$256	$178	$115
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.37%	0.37%	0.48%	0.46%[3]
Ratio of Net Investment Income to Average Net Assets	1.47%	1.98%	2.81%	3.92%[3]
Portfolio Turnover Rate	22%	44%[4]	50%[5]	73%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Managed Payout Growth and Distribution Fund

Notes to Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2011, the monthly distribution rate is $.0647 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

26

Managed Payout Growth and Distribution Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	276,383	—	—
Temporary Cash Investments	28,380	3,800	—
Total	304,763	3,800	—

D. At June 30, 2011, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	7/29/11	ML	30,026	(0.43%)	—
MLCX—Merrill Lynch Commodity index eXtra.
1 ML —Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.40%.

27

Managed Payout Growth and Distribution Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $301,000 on swap contracts and $6,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $7,686,000 to offset future net capital gains of $1,288,000 through December 31, 2016, $1,350,000 through December 31, 2017, and $5,048,000 through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $289,526,000. Net unrealized appreciation of investment securities for tax purposes was $19,037,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $59,154,000 of investment securities and sold $28,522,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010
	Shares	Shares
	(000)	(000)
Issued	3,887	6,094
Issued in Lieu of Cash Distributions	131	227
Redeemed	(1,535)	(2,681)
Net Increase (Decrease) in Shares Outstanding	2,483	3,640

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

Managed Payout Distribution Focus Fund

Fund Profile
As of June 30, 2011

Total Fund Characteristics
Ticker Symbol	VPDFX
30-Day SEC Yield	1.93%
Acquired Fund Fees and Expenses[1]	0.38%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	27.9%
Vanguard Market Neutral Fund Investor
Shares	14.8
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	14.7
Vanguard Total International Stock Index
Fund Investor Shares	12.3
Vanguard REIT Index Fund Investor
Shares	10.1
Vanguard Total Bond Market II Index Fund
Investor Shares	9.9
Commodities	10.3

The fund invests a portion of its assets in commodities through the useofswapcontracts.

Total Fund Volatility Measures
	Managed
	Payout
	Distribution	DJ
	Focus	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.94
Beta	0.97	0.67

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Distribution Focus Fund invests. The Managed Payout Distribution Focus Fund does not charge any expenses or fees of its own. For the six months ended June 30, 2011, the annualized acquired fund fees and expenses figure was 0.37% (approximately half of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

29

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2011

Average Annual Total Returns: Periods Ended June 30, 2011

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Managed Payout
Distribution Focus Fund	5/2/2008	22.49%	4.14%	-1.97%	2.17%

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

30

Managed Payout Distribution Focus Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (89.7%)
U.S. Stock Funds (38.0%)
Vanguard Total Stock Market Index Fund Investor Shares	3,711,878	123,569
Vanguard REIT Index Fund Investor Shares	2,232,327	44,557
		168,126
International Stock Fund (12.3%)
Vanguard Total International Stock Index Fund Investor Shares	3,326,325	54,352

Bond Funds (24.6%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	6,543,713	64,979
[1] Vanguard Total Bond Market II Index Fund Investor Shares	4,126,618	43,742
		108,721
Market Neutral Fund (14.8%)
* Vanguard Market Neutral Fund Investor Shares	6,364,763	65,684
Total Investment Companies (Cost $368,410)		396,883
Temporary Cash Investments (10.3%)[2]
Money Market Fund (9.3%)
[1] Vanguard Market Liquidity Fund, 0.140%	41,453,867	41,454

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (1.0%)
[3] Federal Home Loan Bank Discount Notes, 0.070%, 8/17/11	1,400	1,400
[3] Freddie Mac Discount Notes, 0.160%, 7/18/11	400	400
[3] Freddie Mac Discount Notes, 0.070%, 8/17/11	2,500	2,500
		4,300
Total Temporary Cash Investments (Cost $45,753)		45,754
Total Investments (100.0%) (Cost $414,163)		442,637

31

Managed Payout Distribution Focus Fund

Market
Value
($000)
Other Assets and Liabilities (0.0%)
Other Assets	2,787
Liabilities	(2,592)
195
Net Assets (100%)
Applicable to 26,310,208 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	442,832
Net Asset Value Per Share	$16.83

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	424,106
Overdistributed Net Investment Income	(10,025)
Accumulated Net Realized Gains	277
Unrealized Appreciation (Depreciation)
Investment Securities	28,474
Swap Contracts	—
Net Assets	442,832

See Note A in Notes to Financial Statements.
* Non-income-producing security. For the 12 months ended June 30, 2011, the fund has not paid a dividend.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.8% and 0.5%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

32

Managed Payout Distribution Focus Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Income Distributions Received	3,532
Interest	3
Net Investment Income—Note B	3,535
Realized Net Gain (Loss)
Capital Gain Distributions Received	509
Investment Securities Sold	27
Swap Contracts	(531)
Realized Net Gain (Loss)	5
Change in Unrealized Appreciation (Depreciation) of Investment Securities	16,003
Net Increase (Decrease) in Net Assets Resulting from Operations	19,543

See accompanying Notes, which are an integral part of the Financial Statements.

33

Managed Payout Distribution Focus Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,535	5,506
Realized Net Gain (Loss)	5	6,671
Change in Unrealized Appreciation (Depreciation)	16,003	22,679
Net Increase (Decrease) in Net Assets Resulting from Operations	19,543	34,856
Distributions
Net Investment Income	(13,029)	(12,382)
Realized Capital Gain	—	—
Return of Capital	—	(5,118)
Total Distributions	(13,029)	(17,500)
Capital Share Transactions
Issued	123,115	171,664
Issued in Lieu of Cash Distributions	3,412	4,632
Redeemed	(27,640)	(46,155)
Net Increase (Decrease) from Capital Share Transactions	98,887	130,141
Total Increase (Decrease)	105,401	147,497
Net Assets
Beginning of Period	337,431	189,934
End of Period[1]	442,832	337,431
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,025,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Managed Payout Distribution Focus Fund

Financial Highlights

	Six Months			April 21,
	Ended	Year Ended		2008[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.53	$15.60	$13.84	$20.00
Investment Operations
Net Investment Income	.150[2]	.336[2]	.433[2]	.448[2]
Capital Gain Distributions Received	.022[2]	.080[2]	.010[2]	.084[2]
Net Realized and Unrealized Gain (Loss) on Investments	.667	1.581	2.497	(5.758)
Total from Investment Operations	.839	1.997	2.940	(5.226)
Distributions
Dividends from Net Investment Income	(.539)	(.755)	(.709)	—
Distributions from Realized Capital Gains	—	—	—	—
Return of Capital	—	(.312)	(.471)	(.934)
Total Distributions	(.539)	(1.067)	(1.180)	(.934)
Net Asset Value, End of Period	$16.83	$16.53	$15.60	$13.84

Total Return	5.16%	13.43%	22.56%	-26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$443	$337	$190	$89
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.37%	0.38%	0.45%	0.45%[3]
Ratio of Net Investment Income to Average Net Assets	1.75%	2.14%	3.02%	4.01%[3]
Portfolio Turnover Rate	20%	47%[4]	48%[5]	82%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Managed Payout Distribution Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2011, the monthly distribution rate is $.0898 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

36

Managed Payout Distribution Focus Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	396,883	—	—
Temporary Cash Investments	41,454	4,300	—
Total	438,337	4,300	—

D. At June 30, 2011, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	7/29/11	ML	43,288	(0.43%)	—
MLCX—Merrill Lynch Commodity index eXtra.
1 ML —Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.40%.

37

Managed Payout Distribution Focus Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $531,000 on swap contracts and $12,000 of short-term gain distributions received have been reclassified from accumulated net realized gains to overdistributed net investment income.

At June 30, 2011, the cost of investment securities for tax purposes was $414,163,000. Net unrealized appreciation of investment securities for tax purposes was $28,474,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $110,215,000 of investment securities and sold $36,307,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010
	Shares	Shares
	(000)	(000)
Issued	7,335	10,916
Issued in Lieu of Cash Distributions	205	296
Redeemed	(1,646)	(2,973)
Net Increase (Decrease) in Shares Outstanding	5,894	8,239

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

38

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

39

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$1,054.99	$1.58
Managed Payout Growth and Distribution Fund	$1,000.00	$1,054.37	$1.88
Managed Payout Distribution Focus Fund	$1,000.00	$1,051.56	$1.88
Based on Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,023.26	$1.56
Managed Payout Growth and Distribution Fund	$1,000.00	$1,022.96	$1.86
Managed Payout Distribution Focus Fund	$1,000.00	$1,022.96	$1.86

These calculations are based on the acquired fund fees and expenses. The Managed Payout Funds’ annualized expense figures for the period shown are (in order as listed from top to bottom above) 0.31%, 0.37%, and 0.37%. The dollar amounts shown as ”Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

40

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Growth Focus Fund, Managed Payout

Growth and Distribution Fund, and Managed Payout Distribution Focus Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the funds since their inception in 2008 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered each fund’s performance since its inception in 2008 against a relevant benchmark and concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that the acquired fund fees and expenses for each fund were well below the average expense ratio charged by similar funds. The funds do not incur advisory expenses directly; however; the board noted that each of the underlying funds in which the Managed Payout Funds invest has advisory expenses well below its relevant peer-group average. Information about the Managed Payout Funds’ acquired fund fees and expenses appears in the About Your Funds’ Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s low-cost arrangement with each of the Managed Payout Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

41

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Managed Payout Distribution Focus Composite Index. An index weighted 12% MSCI All Country World ex USA Investable Market Index and 28% MSCI US Broad Market Index (40% FTSE All-World Index through December 31, 2010); 20% Barclays Capital U.S. Aggregate Float Adjusted Index (20% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009); 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index; 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

Managed Payout Growth and Distribution Composite Index. An index weighted 15% MSCI All Country World ex USA Investable Market Index and 35% MSCI US Broad Market Index (50% FTSE All-World Index through December 31, 2010); 15% Barclays Capital U.S. Aggregate Float Adjusted Index (15% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009); 15% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

Managed Payout Growth Focus Composite Index. An index weighted 19.5% MSCI All Country World ex USA Investable Market Index and 45.5% MSCI US Broad Market Index (65% FTSE All-World Index through December 31, 2010); 5% Barclays Capital U.S. Aggregate Float Adjusted Index (5% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009); 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

42

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.